UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

BlackRock Commodity Strategies Fund

BlackRock Global Long/Short Credit Fund

BlackRock Macro Themes Fund

BlackRock Multi-Asset Real Return Fund

BlackRock Short Obligations Fund

BlackRock Short-Term Treasury Fund

BlackRock Strategic Risk Allocation Fund

BlackRock Ultra-Short Obligations Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55

East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2015

Date of reporting period: 04/30/2015

Item 1 –	Schedule of Investments

Consolidated Schedule of Investments April 30, 2015 (Unaudited)	BlackRock Commodity Strategies Fund
(Percentages shown are based on Net Assets)

Commodity-Linked Notes	Par (000)	Value
Bank of America Corp. 3-month LIBOR (Indexed to the Bloomberg Commodity Index Total ReturnSM , multiplied by 3), 1/25/16	$10,000	$8,909,712
Citigroup, Inc. 1-month LIBOR (Indexed to the Dow Jones-UBS Commodity Index Curve CompositeSM , multiplied by 3), 1/08/16	5,000	4,108,360
Citigroup, Inc. 1-month LIBOR (Indexed to the Dow Jones-UBS Commodity Index Curve CompositeSM , multiplied by 3), 4/18/16	13,000	15,147,899
JPMorgan Chase Bank, N.A. 3-month LIBOR (Indexed to the Dow Jones-JM Enhanced Beta Select Alternative Benchmark Total ReturnSM ,multiplied by 3), 1/04/16	5,000	3,561,855
JPMorgan Chase Bank, N.A. 3-month LIBOR (Indexed to the Dow Jones-JM Enhanced Beta Select Alternative Benchmark Total ReturnSM ,multiplied by 3), 1/11/16	5,000	3,847,812
JPMorgan Chase Bank, N.A. 3-month LIBOR (Indexed to the Dow Jones-JM Enhanced Beta Select Alternative Benchmark Total ReturnSM ,multiplied by 3), 1/15/16	5,000	4,276,365
JPMorgan Chase Bank, N.A. 3-month LIBOR (Indexed to the Dow Jones-JM Enhanced Beta Select Alternative Benchmark Total ReturnSM ,multiplied by 3), 4/18/16 (a)	5,000	5,819,311
Morgan Stanley 3-month LIBOR (Indexed to the Morgan Stanley HDX RADAR MS Dynamic Roll Total ReturnSM , multiplied by 3), 3/14/16 (a)	5,000	4,974,146
Morgan Stanley 3-month LIBOR (Indexed to the Morgan Stanley HDX RADAR MS Dynamic Roll Total ReturnSM , multiplied by 3), 4/15/16 (a)	6,000	7,412,575
UBS AG 3-month LIBOR (Indexed to the Bloomberg Commodity Index Total ReturnSM ,multiplied by 3), 1/04/16	5,000	3,883,926
UBS AG 3-month LIBOR (Indexed to the Bloomberg Commodity Index Total ReturnSM ,multiplied by 3), 1/19/16	5,000	4,655,679
Total Commodity-Linked Notes — 15.9%		66,597,640

Common Stocks	Shares	Value
Biotechnology — 0.2%
Genus PLC	36,000	744,347
Chemicals — 4.7%
Agrium, Inc.	13,750	1,424,914
Auriga Industries A/S, Class B (b)	6,060	291,638
CF Industries Holdings, Inc.	8,500	2,443,495
Israel Chemicals Ltd.	80,150	560,787
Johnson Matthey PLC	7,890	403,404
Monsanto Co.	40,070	4,566,377
The Mosaic Co.	49,950	2,197,800
Potash Corp. of Saskatchewan, Inc.	86,055	2,809,101
Syngenta AG, Registered Shares	6,870	2,298,907

Common Stocks	Shares	Value
Chemicals (concluded)
Umicore SA	27,381	$1,361,020
Uralkali PJSC — GDR, Registered Shares	37,780	553,084
Yara International ASA	18,320	938,671

		19,849,198
Energy Equipment & Services — 2.2%
Halliburton Co.	22,100	1,081,795
Helmerich & Payne, Inc.	43,200	3,368,304
Schlumberger Ltd.	50,208	4,750,179

		9,200,278
Food & Staples Retailing — 0.4%
The Andersons, Inc.	12,600	537,894
Fyffes PLC	310,000	418,086
Total Produce PLC (b)	489,000	601,785

		1,557,765
Food Products — 5.1%
Adecoagro SA (b)	77,850	755,924
Archer-Daniels-Midland Co.	82,500	4,032,600
Astra Agro Lestari Tbk PT	228,900	357,979
BRF SA — ADR	106,500	2,286,555
Bunge Ltd.	32,060	2,769,022
Darling Ingredients, Inc. (b)	22,900	312,814
First Resources Ltd.	686,800	921,095
Glanbia PLC	39,250	727,422
GrainCorp Ltd., Class A	40,950	319,225
Hormel Foods Corp.	5,725	311,154
Ingredion, Inc.	20,435	1,622,539
Kernel Holding SA	8,322	80,284
Origin Enterprises PLC (b)	87,000	784,435
Pilgrim’s Pride Corp. (c)	27,900	689,130
Scandi Standard AB	63,750	372,574
Select Harvests Ltd.	55,600	394,110
SunOpta, Inc. (b)	22,900	236,786
Tyson Foods, Inc., Class A	68,360	2,700,220
Wilmar International Ltd.	760,500	1,867,882

		21,541,750
Household Durables — 0.0%
TRI Pointe Homes, Inc. (b)	6,400	91,392
Machinery — 0.6%
Deere & Co.	16,385	1,483,170
Kubota Corp.	68,000	1,064,269

		2,547,439
Metals & Mining — 13.8%
Acacia Mining PLC	150,506	667,492
African Rainbow Minerals Ltd.	28,625	261,171
Agnico Eagle Mines Ltd.	80,626	2,440,499
Alamos Gold, Inc.	78,487	542,546

Portfolio Abbreviations

ADR	American Depositary Receipts	CNY	Chinese Yuan Renmimbi	ILS	Israeli Shekel	PIK	Payment-in-kind
AKA	Also Known As	DKK	Danish Krone	INR	Indian Rupee	REIT	Real Estate Investment Trust
AUD	Australian Dollar	ETF	Exchange Traded Fund	JPY	Japanese Yen	S&P	Standard & Poor’s
BRL	Brazilian Real	EUR	Euro	KRW	Korean Won	SEK	Swedish Krona
CAD	Canadian Dollar	EURIBOR	Euro Interbank Offered Rate	LIBOR	London Interbank Offered Rate	SGD	Singapore Dollar
CDO	Collateralized Debt Obligation	FKA	Formerly Known As	LP	Limited Partnership	SPDR	Standard & Poor’s
CHF	Swiss Franc	GBP	British Pound	MXN	Mexican Peso	.	Depositary Receipts
CLO	Collateralized Loan Obligation	GDR	Global Depositary Receipts	NOK	Norwegian Krone	TRY	Turkish Lira
CLP	Chilean Peso	HKD	Hong Kong Dollar	NZD	New Zealand Dollar	TWD	Taiwan Dollar
CNH	Chinese Yuan	HUF	Hungarian Forint	OTC	Over-the-counter	USD	U.S. Dollar
						ZAR	South African Rand

BLACKROCK FUNDS	APRIL 30, 2015	1

Consolidated Schedule of Investments (continued)	BlackRock Commodity Strategies Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Metals & Mining (concluded)
Alumina Ltd.	451,601	$547,996
AngloGold Ashanti Ltd. (b)	50,847	577,441
Aurubis AG	6,150	388,613
Barrick Gold Corp.	34,576	449,359
BHP Billiton PLC	144,988	3,484,979
Boliden AB	65,000	1,412,169
Centamin PLC	403,384	393,969
Detour Gold Corp. (b)	20,783	219,630
Eldorado Gold Corp.	432,995	2,156,900
First Quantum Minerals Ltd.	109,023	1,669,909
Fortescue Metals Group Ltd. (c)	108,020	182,480
Franco-Nevada Corp.	45,253	2,349,480
Freeport-McMoRan, Inc.	26,435	615,142
Fresnillo PLC	180,855	2,005,859
Glencore PLC	720,136	3,421,035
Gold Fields Ltd. — ADR	170,000	776,900
Goldcorp, Inc.	164,741	3,100,927
HudBay Minerals, Inc.	176,015	1,740,455
Iluka Resources Ltd.	64,521	411,151
Industrias Penoles SAB de CV	28,067	475,650
Kinross Gold Corp. (b)	146,600	356,020
Lundin Mining Corp. (b)	419,192	2,084,668
MAG Silver Corp. (b)	72,138	501,050
Metals X Ltd.	154,379	178,747
Nevsun Resources Ltd.	145,393	573,618
New Gold, Inc. (b)	260,000	872,773
Newcrest Mining Ltd. (b)	285,000	3,194,711
Newmont Mining Corp.	25,000	662,250
Northern Star Resources Ltd.	230,000	409,034
Nyrstar NV (b)	240,855	947,181
Osisko Gold Royalties Ltd.	31,000	415,475
OZ Minerals Ltd.	110,170	405,579
Petra Diamonds Ltd. (b)	142,370	341,457
Polymetal International PLC	30,359	246,585
Randgold Resources Ltd. — ADR	46,979	3,578,390
Rio Tinto PLC	88,290	3,951,050
Romarco Minerals, Inc. (b)	406,776	153,405
Royal Gold, Inc.	30,382	1,960,550
Silver Wheaton Corp.	84,926	1,675,291
Sirius Resources NL (b)	118,958	271,284
Sociedad Minera Cerro Verde SAA (b)	18,201	437,370
Tahoe Resources, Inc.	48,478	685,081
Teck Resources Ltd., Class B	60,895	923,141
Trevali Mining Corp. (b)	971,153	949,822
Vale SA — ADR, Preference Shares	61,615	372,771
Volcan Cia Minera SAA, Class B	837,855	163,236
Western Areas Ltd.	135,354	392,892
Yamana Gold, Inc.	185,963	710,559

		57,705,742
Oil, Gas & Consumable Fuels — 22.2%
Anadarko Petroleum Corp.	58,413	5,496,663
BG Group PLC	70,930	1,284,786
BP PLC	676,400	4,878,436
Cabot Oil & Gas Corp.	69,500	2,350,490
Cairn Energy PLC (b)	398,100	1,084,599
Cameco Corp.	53,661	943,793
Canadian Natural Resources Ltd.	30,300	1,006,819
Chevron Corp.	62,250	6,913,485
China Shenhua Energy Co. Ltd., H Shares	286,500	744,056
Cimarex Energy Co.	28,000	3,483,200
ConocoPhillips	93,150	6,326,748
CONSOL Energy, Inc.	28,637	930,130
Devon Energy Corp.	68,100	4,645,101
Enbridge, Inc.	67,400	3,522,788
EnCana Corp.	229,200	3,254,203

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
EOG Resources, Inc.	34,600	$3,423,670
EQT Corp.	19,700	1,771,818
Exxon Mobil Corp.	99,232	8,669,900
Genel Energy PLC (b)	57,800	555,782
Green Plains, Inc.	5,202	161,990
Kosmos Energy Ltd. (b)	115,021	1,124,905
Laredo Petroleum, Inc. (b)(c)	139,000	2,196,200
Marathon Oil Corp.	157,300	4,892,030
Murphy Oil Corp.	25,700	1,223,577
Noble Energy, Inc.	51,900	2,632,368
Oil Search Ltd.	268,650	1,705,549
Phillips 66	26,169	2,075,463
Pioneer Natural Resources Co.	25,100	4,336,778
Range Resources Corp.	34,650	2,202,354
Royal Dutch Shell PLC, B Shares	55,835	1,787,592
Southwestern Energy Co. (b)	44,100	1,236,123
Statoil ASA	99,779	2,115,352
Total SA	78,400	4,245,361

		93,222,109
Paper & Forest Products — 0.2%
Canfor Corp. (b)	21,750	357,122
Interfor Corp. (b)	23,470	335,953
Louisiana-Pacific Corp. (b)	16,030	244,297

		937,372
Real Estate Investment Trusts (REITs) — 0.2%
Weyerhaeuser Co.	25,200	794,052
Total Common Stocks — 49.6%		208,191,444

Investment Companies
ELEMENTSSM Linked to the Rogers International Commodity Index — Total Return (b)(d)	110,000	689,700
ETFS All Commodities DJ-UBSCISM (b)(d)	70,000	734,300
PowerShares DB Commodity Index Tracking Fund (b)(d)	138,000	2,524,020
Total Investment Companies — 1.0%		3,948,020

Preferred Stocks
Food Products — 0.1%
Tyson Foods, Inc., 4.75%	10,085	496,081
Total Long-Term Investments (Cost — $279,974,888) — 66.6%		279,233,185

	Shares / Beneficial Interest (000)
Short-Term Securities
Money Market Funds — 1.3%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (e)(f)	3,500,237	3,500,237
BlackRock Liquidity Series, LLC, Money Market Series, 0.22% (e)(f)(g)	$2,014,814	2,014,814

		5,515,051

2	BLACKROCK FUNDS	APRIL 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Commodity Strategies Fund
(Percentages shown are based on Net Assets)

Short-Term Securities	Par (000)	Value
U.S. Treasury Bills — 32.9%
0.02% - 0.06%, 5/07/15 (h)	$14,000	$13,999,994
0.01% - 0.07%, 6/04/15 (h)	23,000	22,999,885
0.01% - 0.08%, 7/09/15 (h)	23,000	23,000,000
0.03% - 0.09%, 8/06/15 (h)	28,000	27,999,048
0.08%, 9/03/15 (h)	27,000	26,998,596
0.09%, 10/08/15 (h)	23,000	22,995,906

		137,993,429
Total Short-Term Securities (Cost — $143,490,396) — 34.2%		143,508,480

Value
Total Investments (Cost — $423,465,284*) — 100.8%	$422,741,665
Liabilities in Excess of Other Assets — (0.8)%	(3,161,640)

Net Assets — 100.0%	$419,580,025

Notes to Consolidated Schedule of Investments

*	As of April 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$426,305,648

Gross unrealized appreciation	$22,605,553
Gross unrealized depreciation	(26,169,536)

Net unrealized depreciation	$(3,563,983)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Security is held by a wholly owned subsidiary.

(e)	During the period ended April 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at July 31, 2014	Net Activity		Shares/Beneficial Interest Held at April 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	12,539,789	(9,039,552)[1]		3,500,237	$8,303
BlackRock Liquidity Series, LLC Money Market Series	$39,840	$1,974,974	[2]	$2,014,814	$10,855

[1]	Represents net shares sold.

[2]	Represents net beneficial interest purchased.

(f)	Represents the current yield as of report date.

(g)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

(h)	Rates shown are discount rates or a range of discount rates at the time of purchase.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

BLACKROCK FUNDS	APRIL 30, 2015	3

Consolidated Schedule of Investments (continued)	BlackRock Commodity Strategies Fund

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of April 30, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Commodity-Linked Notes	—	$17,449,317	$49,148,323	$66,597,640
Common Stocks:
Biotechnology	$744,347	—	—	744,347
Chemicals	14,286,409	5,562,789	—	19,849,198
Energy Equipment & Services	9,200,278	—	—	9,200,278
Food & Staples Retailing	1,139,679	418,086	—	1,557,765
Food Products	16,501,179	5,040,571	—	21,541,750
Household Durables	91,392	—	—	91,392
Machinery	1,483,170	1,064,269	—	2,547,439
Metals & Mining	33,612,867	24,092,875	—	57,705,742
Oil, Gas & Consumable Fuels	74,820,596	18,401,513	—	93,222,109
Paper & Forest Products	937,372	—	—	937,372
Real Estate Investment Trusts (REITs)	794,052	—	—	794,052
Investment Companies	3,948,020	—	—	3,948,020
Preferred Stocks	496,081	—	—	496,081
Short-Term Securities:
Money Market Funds	3,500,237	2,014,814	—	5,515,051
U.S. Treasury Bills	—	137,993,429	—	137,993,429
Total	$161,555,679	$212,037,663	$49,148,323	$422,741,665

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of April 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$2,017,052	—	—	$2,017,052
Liabilities:
Collateral on securities loaned at value	—	$(2,014,814)	—	(2,014,814)
Foreign bank overdraft	—	(47,664)	—	(47,664)
Total	$2,017,052	$(2,062,478)	—	$(45,426)

Transfers between Level 1 and Level 2 were as follows:
	Transfers into Level 1	Transfers out of Level 1[1]	Transfers into Level 2[1]	Transfers out of Level 2
Assets:
Long-Term Investments:
Common Stocks:
Chemicals	—	$(709,661)	$709,661	—
Food Products	—	(2,805,965)	2,805,965	—
Metals & Mining	—	(19,258,935)	19,258,935	—
Oil, Gas & Consumable Fuels	—	(15,239,290)	15,239,290	—
Total	—	$(38,013,851)	$38,013,851	—

[1]	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

4	BLACKROCK FUNDS	APRIL 30, 2015

Consolidated Schedule of Investments (concluded)	BlackRock Commodity Strategies Fund

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Commodity-Linked Notes
Assets:
Opening Balance, as of July 31, 2014	$29,554,915
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	(14,172,028)
Net change in unrealized appreciation (depreciation)[1]	2,593,408
Purchases	50,000,000
Sales	(18,827,972)
Closing Balance, as of April 30, 2015	$49,148,323

Net change in unrealized appreciation (depreciation) on investments still held at April 30, 20151	$148,323

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at April 30, 2015, is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK FUNDS	APRIL 30, 2015	5

Schedule of Investments April 30, 2015 (Unaudited)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Cayman Islands — 1.0%
ACAS CLO Ltd., Series 2014-1A, Class C, 3.18%, 7/18/26 (a)(b)	USD	1,795	$1,777,427
ALM XIV Ltd.:
Series 2014-14A, Class B, 3.21%, 7/28/26 (a)(b)		2,290	2,275,680
Series 2014-14A, Class C, 3.71%, 7/28/26 (a)(b)		2,625	2,510,223
Apidos CLO XVIII, Series 2014-18A, Class C, 3.93%, 7/22/26 (a)(b)		1,380	1,340,923
Bluemountain CLO Ltd., Series 2011-1A, Class D, 4.26%, 8/16/22 (a)(b)		2,000	1,999,957
Carlyle Global Market Strategies CLO Ltd., Series 2012-2AR, Class ER, 6.38%, 7/20/23 (a)(b)		4,435	4,434,815
CIFC Funding Ltd.:
Series 2012-1AR, Class B1R 4.41%, 8/14/24 (a)(b)		1,500	1,500,601
Series 2014-3A, Class C1, 3.08%, 7/22/26 (a)(b)		886	869,912
Series 2014-3A, Class D, 3.68%, 7/22/26 (a)(b)		791	753,599
Series 2014-4A, Class C1, 3.17%, 10/17/26 (a)(b)		2,850	2,813,824
Series 2014-4A, Class D, 3.67%, 10/17/26 (a)(b)		3,250	3,094,843
Dryden 34 Senior Loan Fund, Series 2014-34A, Class C, 3.08%, 10/15/26 (a)(b)		1,000	987,297
Eaton Vance CLO Ltd., Series 2014-1A, Class INC, 0.00%, 7/15/26 (a)(c)		4,000	3,070,089
Fraser Sullivan CLO VII Ltd., Series 2012-7X, Class SUB, 0.00%, 4/20/23 (c)		2,500	2,100,000
Galaxy XVIII CLO Ltd.:
Series 2014-18A, Class B, 2.33%, 10/15/26 (a)(b)		2,260	2,245,173
Series 2014-18A, Class C1, 3.28%, 10/15/26 (a)(b)		2,000	1,999,965
Gramercy Park CLO Ltd., Series 2012-1AR, Class DR 5.77%, 7/17/23 (a)(b)		1,000	986,954
Madison Park Funding VIII Ltd.:
Series 2012-8AR, Class CR, 3.08%, 4/22/22 (a)(b)		1,252	1,256,813
Series 2012-8AR, Class DR, 4.13%, 4/22/22 (a)(b)		864	867,507
Neuberger Berman CLO XII Ltd.,
Series 2012-12AR, Class DR, 4.28%, 7/25/23 (a)(b)		2,000	1,997,253
Neuberger Berman CLO XVII Ltd.,
Series 2014-17A, Class D, 3.80%, 8/04/25 (a)(b)		568	546,124
Octagon Investment Partners XX Ltd.,
Series 2014-1A, Class D, 3.91%, 8/12/26 (a)(b)		1,175	1,138,435
OZLM VII Ltd.:
Series 2014-7A, Class B1, 3.12%, 7/17/26 (a)(b)		430	425,116
Series 2014-7A, Class C, 3.87%, 7/17/26 (a)(b)		1,062	1,027,700
Rait Preferred Funding II Ltd., Series 2007-2A, Class A1T, 0.47%, 6/25/45 (a)(b)		3,198	2,942,518
Regatta IV Funding Ltd.:
Series 2014-1A, Class C, 3.23%, 7/25/26 (a)(b)		550	541,653
Series 2014-1A, Class D, 3.78%, 7/25/26 (a)(b)		660	632,693
Silver Spring CLO Ltd., Series 2014-1A, Class D, 3.72%, 10/15/26 (a)(b)		2,000	1,860,498

Asset-Backed Securities		Par (000)	Value
Cayman Islands (concluded)
Steele Creek CLO Ltd.:
Series 2014-1A, Class B, 2.48%, 8/21/26 (a)(b)	USD	1,110	$1,100,121
Series 2014-1A, Class C, 3.46%, 8/21/26 (a)(b)		1,110	1,096,458
TICP CLO II Ltd., Series 2014-2A, Class B, 3.26%, 7/26/26 (a)(b)		870	862,640
Venture XIII CLO Ltd., Series 2013-13A, Class D, 3.81%, 6/10/25 (a)(b)		500	486,257
Venture XVIII CLO Ltd., Series 2014-18A, Class C, 3.35%, 10/15/26 (a)(b)		1,457	1,447,970
Voya CLO Ltd., Series 2014-3A, Class C, 3.88%, 7/25/26 (a)(b)		1,850	1,802,968
WhiteHorse IX Ltd.:
Series 2014-9A, Class B1, 2.37%, 7/17/26 (a)(b)		2,248	2,221,606
Series 2014-9A, Class C, 2.97%, 7/17/26 (a)(b)		980	932,092

			57,947,704
Germany — 0.1%
German Residential Funding Ltd., Series 2013-1, Class E, 4.19%, 8/27/24 (b)	EUR	3,642	4,313,779
Greece — 0.1%
Grifonas Finance PLC, Series 1, Class A, 0.39%, 8/28/39 (b)		10,369	7,888,224
Ireland — 2.7%
ALME Loan Funding II Ltd.:
Series 2014-2X, Class A, 1.48%, 8/15/27 (b)		25,370	28,478,378
Series 2X, Class E, 5.18%, 8/15/27 (b)		5,710	6,126,180
Series 2X, Class F, 5.93%, 8/15/27 (b)		3,825	3,732,298
Arbour CLO Ltd.:
Series 2014-1X, Class E, 5.01%, 6/16/27 (b)		5,313	5,688,371
Series 2014-1X, Class F, 5.76%, 6/16/27 (b)		2,883	2,803,967
Avoca CLO XI Ltd., Series 2014-11X, Class A, 1.41%, 7/15/27 (b)		18,800	21,110,013
Avoca CLO XIII Ltd., Series 13A, Class E, 5.67%, 1/21/28 (a)(b)		3,530	3,834,845
CVC Cordatus Loan Fund III Ltd., Series 3X, Class A1, 1.52%, 7/08/27 (b)		21,280	23,915,777
CVC Cordatus Loan Fund IV Ltd.:
Series 4X, Class E, 6.11%, 1/22/28 (b)		1,300	1,458,564
Series 4X, Class F, 6.71%, 1/22/28 (b)		4,400	4,444,608
Series 4X, Class SUB, 0.21%, 1/22/28 (b)		21,100	22,033,708
Sorrento Park CLO Ltd., Series 2014-1X, Class E, 6.46%, 11/16/27 (a)(b)		4,200	4,226,011
St. Pauls CLO, Series 4X, Class A1, 1.40%, 4/25/28 (b)		25,750	28,913,417

			156,766,137
Italy — 0.6%
Arianna SPV Srl:
Series 2014-1, Class A, 3.60%, 10/20/30		20,524	24,031,370
Series 2014-1, Class B, 5.50%, 10/20/30		5,200	6,199,486
Colombo Srl, Series 2014-1, Class B 0.65%, 8/28/26 (b)		4,111	4,533,904

			34,764,760

6	BLACKROCK FUNDS	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Luxembourg — 0.4%
Harvest CLO:
Series 11X, Class E, 5.34%, 3/26/29 (b)	EUR	3,120	$3,265,772
Series 11X, Class SUB, 0.00%, 3/26/29 (b)		8,080	7,842,388
Harvest CLO XI Ltd., Series 11X, Class A1, 1.34%, 3/26/29 (b)		10,380	11,626,057

			22,734,217
Netherlands — 1.0%
Jubilee CDO VIII BV:
Series 2014-11X, Class A, 1.47%, 4/15/27 (b)		18,830	21,143,699
Series VIII-X, Class SUB, 5.17%, 1/15/24 (b)		11,440	5,727,151
North Westerly CLO IV BV:
Series 2014-IV-X, Class A-1, 0.00%, 1/15/26 (b)		6,166	5,673,985
Series 2014-IV-X, Class A-1, 1.62%, 1/15/26 (b)		25,100	28,219,760

			60,764,595
Portugal — 0.2%
TAGUS-Sociedade de Titularizacao de Creditos SA/Volta II Electricity Receivables, Series -2, Class SNR 2.98%, 2/16/18		7,575	8,647,958
United Kingdom — 0.2%
Ludgate Funding PLC, Series 2007-1, Class A1A, 0.00%, 1/01/61 (b)	GBP	1,190	6,155,770
Paragon Mortgages No. 13 PLC, Series 2006-13X, Class A2C, 0.46%, 1/15/39 (b)	USD	6,122	5,686,204

			11,841,974
United States — 3.8%
Adirondack Park CLO Ltd., Series 2013-1A, Class D 3.93%, 4/15/24 (a)(b)		1,000	980,267
ALM VI Ltd.:
Series 2012-6A, Class A2, 2.77%, 6/14/23 (a)(b)		3,930	3,938,410
Series 2012-6A, Class C, 5.02%, 6/14/23 (a)(b)		2,000	2,000,588
ALM VII Ltd., Series 2012-7A, Class C 4.78%, 10/19/24 (a)(b)		7,360	7,361,348
ALM VIII Ltd.:
Series 2013-8A, Class B, 3.03%, 1/20/26 (a)(b)		1,520	1,498,094
Series 2013-8A, Class D 4.78%, 1/20/26 (a)(b)		3,355	2,986,613
Apidos CLO XII, Series 2013-12A, Class D 3.33%, 4/15/25 (a)(b)		1,500	1,420,319
Apidos CLO XVI, Series 2013-16A, Class B, 3.08%, 1/19/25 (a)(b)		1,313	1,305,435
Apidos CLO XVII, Series 2014-17A, Class B, 3.12%, 4/17/26 (a)(b)		1,580	1,565,581
Ares XXV CLO Ltd., Series 2012-3X, Class C, 3.40%, 1/17/24 (b)		1,300	1,298,581
Atlas Senior Loan Fund IV Ltd., Series 2013-2A, Class A3L, 2.96%, 2/17/26 (a)(b)		1,800	1,748,412
Atlas Senior Loan Fund V Ltd.:
Series 2014-1A, Class C, 3.28%, 7/16/26 (a)(b)		500	492,485
Series 2014-1A, Class D, 3.73%, 7/16/26 (a)(b)		980	933,798
Avalon IV Capital Ltd., Series 2012-1AR, Class CR 3.12%, 4/17/23 (a)(b)		1,185	1,182,225
Babson CLO Ltd.:
Series 2012-2A, Class C, 4.51%, 5/15/23 (a)(b)		1,285	1,285,031

Asset-Backed Securities		Par (000)	Value
United States (continued)
Series 2013-IIA, Class B1, 2.93%, 1/18/25 (a)(b)	USD	2,500	$2,455,646
Battalion CLO IV Ltd., Series 2013-4A, Class C 3.63%, 10/22/25 (a)(b)		1,750	1,659,804
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class C 3.78%, 7/20/26 (a)(b)		1,000	955,888
Benefit Street Partners CLO Ltd.:
Series 2012-IA, Class C 4.78%, 10/15/23 (a)(b)		1,620	1,627,302
Series 2013-IIIA, Class C, 3.53%, 1/20/26 (a)(b)		1,070	1,009,331
Carlyle Global Market Strategies CLO Ltd.:
Series 2011-1A, Class E, 5.71%, 8/10/21 (a)(b)		4,600	4,599,924
Series 2012-3A, Class C, 4.78%, 10/04/24 (a)(b)		3,495	3,496,253
Series 2012-4A, Class D 4.78%, 1/20/25 (a)(b)		726	727,007
Cedar Funding III CLO Ltd.:
Series 2014-3A, Class C, 3.06%, 5/20/26 (a)(b)		1,320	1,283,700
Series 2014-3A, Class D, 3.81%, 5/20/26 (a)(b)		1,105	1,056,280
Cent CLO 21 Ltd., Series 2014-21A, Class C, 3.76%, 7/27/26 (a)(b)		1,750	1,667,530
CIFC Funding Ltd.:
Series 2014-1A, Class D, 3.53%, 4/18/25 (a)(b)		850	802,985
Series 2014-2A, Class B1L, 3.73%, 5/24/26 (a)(b)		1,355	1,300,944
Commercial Mortgage Pass Through Certificates, Series 2014-KYO, Class F, 3.68%, 6/11/27 (a)(b)		21,235	21,187,901
Countrywide Asset-Backed Certificates, 0.35%, 3/25/37		8,708	8,544,356
Credit Acceptance Auto Loan Trust:
Series 2015-1A, Class B, 2.61%, 1/17/23 (a)		4,240	4,258,253
Series 2015-1A, Class C, 3.30%, 7/17/23 (a)		1,500	1,500,829
Series 2014-2A, Class B, 2.67%, 9/15/22 (a)		2,000	2,003,028
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (a)		4,718	4,804,245
ECP CLO Ltd., Series 2013-5A, Class C, 3.78%, 1/20/25 (a)(b)		1,750	1,637,475
Flatiron CLO Ltd.:
Series 2013-1A, Class A1, 1.67%, 1/17/26 (a)(b)		3,205	3,187,071
Series 2013-1A, Class C, 3.87%, 1/17/26 (a)(b)		3,000	2,919,960
Galaxy XII CLO Ltd., Series 2012-12A, Class B, 2.86%, 5/19/23 (a)(b)		1,895	1,911,518
Galaxy XV CLO Ltd., Series 2013-15A, Class C, 2.88%, 4/15/25 (a)(b)		1,000	983,912
ING Investment Management CLO Ltd.:
Series 2012-1RA, Class CR 3.97%, 3/14/22 (a)(b)		2,350	2,355,849
Series 2013-3A, Class B, 2.98%, 1/18/26 (a)(b)		2,520	2,490,498
Jamestown CLO IV Ltd., Series 2014-4A, Class C, 3.78%, 7/15/26 (a)(b)		1,375	1,316,503
KKR Financial CLO Ltd., Series 2013-1A, Class A1, 1.42%, 7/15/25 (a)(b)		1,640	1,612,989
LCM X LP:
Series -10AR, Class CR, 3.12%, 4/15/22 (a)(b)		645	646,315

BLACKROCK FUNDS	APRIL 30, 2015	7

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
United States (continued)
Series -10AR, Class DR, 4.02%, 4/15/22 (a)(b)	USD	2,000	$2,004,333
Madison Park Funding Ltd., Series 2012-9A, Class D, 4.61%, 8/15/22 (a)(b)		1,500	1,507,786
Madison Park Funding X Ltd., Series 2012-10A, Class D, 4.53%, 1/20/25 (a)(b)		2,630	2,630,605
Madison Park Funding XI Ltd., Series 2013-11A, Class C, 3.03%, 10/23/25 (a)(b)		2,680	2,649,099
Mountain Hawk II CLO Ltd., Series 2013-2A, Class A1, 1.44%, 7/22/24 (a)(b)		2,320	2,291,000
Navient Private Education Loan Trust:
Series 2015-AA, Class A3, 1.88%, 11/15/30 (a)(b)		4,705	4,786,604
Series 2015-AA, Class B, 3.50%, 12/15/44 (a)		1,400	1,338,749
Series 2014-CTA, Class A, 0.88%, 9/16/24 (a)(b)		1,091	1,088,835
Series 2014-CTA, Class B, 1.93%, 10/17/44 (a)(b)		1,500	1,484,669
Oaktree CLO Ltd., Series 2014-1A, Class A2A, 2.31%, 2/13/25 (a)(b)		3,470	3,433,207
Octagon Investment Partners XIX Ltd., Series 2014-1A, Class D, 3.78%, 4/15/26 (a)(b)		2,500	2,399,771
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class D 3.46%, 10/25/25 (a)(b)		1,000	944,112
Octagon Investment Partners XVIII Ltd., Series 2013-1A, Class C, 3.96%, 12/16/24 (a)(b)		1,000	973,450
OHA Credit Partners VI Ltd., Series 2012-6A, Class D, 4.76%, 5/15/23 (a)(b)		3,200	3,208,113
OHA Credit Partners VII Ltd., Series 2012-7A, Class A, 1.68%, 11/20/23 (a)(b)		3,350	3,344,914
OneMain Financial Issuance Trust:
Series 2015-1A, Class B, 3.85%, 3/18/26 (a)		4,710	4,818,000
Series 2014-1A, Class A, 2.43%, 6/18/24 (a)		6,590	6,605,776
Series 2014-2A, Class A 2.47%, 9/18/24 (a)		4,000	3,998,000
Series 2014-2A, Class B 3.02%, 9/18/24 (a)		1,000	1,002,280
Series 2015-1A, Class A 3.19%, 3/18/26 (a)		4,710	4,750,035
OZLM Funding IV Ltd., Series 2013-4A, Class C 3.78%, 7/22/25 (a)(b)		1,000	953,971
OZLM VIII Ltd.:
Series 2014-8A, Class B, 3.28%, 10/17/26 (a)(b)		3,000	2,982,736
Series 2014-8A, Class C, 3.78%, 10/17/26 (a)(b)		1,700	1,634,516
Palmer Square CLO Ltd.:
Series 2014-1A, Class B 2.82%, 10/17/22 (a)(b)		2,005	1,965,914
Series 2014-1A, Class C 4.12%, 10/17/22 (a)(b)		1,215	1,209,265
Pinnacle Park CLO Ltd., Series 2014-1A, Class D, 3.78%, 4/15/26 (a)(b)		1,550	1,503,303
Race Point V CLO Ltd., Series 2011-5AR, Class DR, 3.99%, 12/15/22 (a)(b)		1,645	1,641,511
Santander Drive Auto Receivables Trust:
Series 2014-3, Class C, 2.13%, 8/17/20		1,500	1,512,567
Series 2014-3, Class D, 2.65%, 8/17/20		5,000	4,990,590
Series 2014-4, Class D 3.10%, 11/16/20		1,250	1,261,637
Seneca Park CLO Ltd., Series 2014-1A, Class D, 3.78%, 7/17/26 (a)(b)		1,435	1,391,184

Asset-Backed Securities		Par (000)	Value
United States (concluded)
SLM Private Education Loan Trust:
Series 2011-B, Class A3, 2.43%, 6/16/42 (a)(b)	USD	9,870	$10,435,294
Series 2013-B, Class B, 3.00%, 5/16/44 (a)		5,640	5,551,570
Springleaf Funding Trust, Series 2015-AA, Class A, 3.16%, 11/15/24 (a)		7,525	7,595,268
Sudbury Mill CLO Ltd., Series 2013-1A, Class C, 3.26%, 1/17/26 (a)(b)		2,500	2,445,795
TICP CLO II Ltd., Series 2014-2A, Class A1A, 1.71%, 7/26/26 (a)(b)		3,400	3,384,311
Tyron Park CLO Ltd., Series 2013-1A, Class C 3.75%, 7/15/25 (a)(b)		1,000	968,461
Venture XVI CLO Ltd., Series 2014-16A, Class A3L, 3.00%, 4/15/26 (a)(b)		1,750	1,699,101
Venture XVII CLO Ltd., Series 2014-17A, Class C, 3.13%, 7/15/26 (a)(b)		1,163	1,138,694

			223,525,509
Total Asset-Backed Securities — 10.1%			589,194,857

Common Stocks		Shares	Value
Austria — 0.0%
Wienerberger AG		186,455	3,034,691
Brazil — 0.0%
Tim Participacoes SA		175,344	2,756,408
Canada — 0.1%
Amaya, Inc. (d)		15,000	350,974
Valeant Pharmaceuticals International, Inc.		13,475	2,923,132

			3,274,106
Germany — 0.4%
Commerzbank AG		173,809	2,370,238
Volkswagen AG, Preference Shares		80,389	20,891,807

			23,262,045
Greece — 0.2%
Hellenic Telecommunications Organization SA		1,211,648	11,020,053
Ireland — 0.0%
Seagate Technology PLC		22,750	1,335,880
Italy — 0.0%
Telecom Italia SpA		1,066,944	1,268,702
Luxembourg — 0.1%
Concrete Investment II SCA		21,824	3,308,189
Concrete Investment II SCA-Stapled (e)		21,824	—

			3,308,189
Spain — 0.1%
Abengoa Yield PLC		130,246	4,416,642
United Kingdom — 0.1%
AA PLC (d)		303,241	1,942,880
International Consolidated Airlines Group		516,817	4,323,534

			6,266,414
United States — 0.9%
The ADT Corp.		136,500	5,132,400
Apple, Inc.		103,030	12,894,205
Deere & Co.		5,750	520,490
eBay, Inc. (d)		248,675	14,487,806
EMC Corp.		262,228	7,056,555
Oracle Corp.		190,400	8,305,248
Sabre Corp.		117,175	2,916,486

8	BLACKROCK FUNDS	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
United States (concluded)
The Western Union Co.		24,378	$494,386

			51,807,576
Total Common Stocks — 1.9%			111,750,706

Corporate Bonds		Par (000)	Value
Australia — 0.4%
APT Pipelines Ltd., 4.20%, 3/23/25	USD	1,300	1,314,820
Australia & New Zealand Banking Group Ltd., 4.50%, 3/19/24	EUR	2,000	2,082,204
QBE Insurance Group Ltd., 6.75%, 12/02/44 (b)	USD	1,000	1,087,450
Virgin Australia 2013-1C Trust, 7.13%, 10/23/18 (a)		8,735	8,920,297
Virgin Australia Trust:
Series 2013-1, Class B, 6.00%, 4/23/22 (a)		3,912	4,068,298
Series 2013-1, Class D, 8.50%, 10/23/16 (a)		7,131	7,273,855

			24,746,924
Barbados — 0.1%
Columbus International, Inc., 7.38%, 3/30/21 (a)		7,265	7,909,769
Belgium — 0.0%
Telenet Finance V Luxembourg SCA, 6.25%, 8/15/22	EUR	957	1,163,220
Brazil — 0.5%
Petrobras Global Finance BV:
5.38%, 10/01/29	GBP	2,405	3,194,482
6.63%, 1/16/34		6,460	8,987,468
7.25%, 3/17/44	USD	14,735	14,473,454

			26,655,404
British Virgin Islands — 0.0%
China New Town Finance I Ltd., 5.80%, 5/06/18	CNY	7,500	1,213,862
Canada — 0.8%
Air Canada, 6.75%, 10/01/19 (a)	USD	8,000	8,560,000
Air Canada Pass-Through Trust:
Series 2013-1, Class B, 5.38%, 11/15/22 (a)		1,846	1,952,514
Series 2013-1, Class C, 6.63%, 5/15/18 (a)		3,045	3,233,485
New Red Finance, Inc., 6.00%, 4/01/22 (a)		8,490	8,765,925
NOVA Chemicals Corp., 5.00%, 5/01/25 (a)		2,160	2,276,100
Valeant Pharmaceuticals International, Inc.:
6.75%, 8/15/18 (a)		5,664	5,996,760
5.63%, 12/01/21 (a)		12,800	13,120,000

			43,904,784
China — 0.9%
Alibaba Group Holding Ltd.:
3.60%, 11/28/24		1,000	995,508
4.50%, 11/28/34		2,200	2,201,980
Beijing Capital Polaris Investment Co. Ltd., 2.88%, 4/01/18		1,600	1,608,080
BOC Aviation Pte Ltd., 3.00%, 3/30/20		900	897,028
CCCI Treasure Ltd., 3.50%, 12/31/49 (b)(f)		2,700	2,710,935
CDBL Funding 1, 4.25%, 12/02/24		4,350	4,383,813
Central Plaza Development Ltd., 7.13%, 12/02/49 (b)(f)		900	933,570
China Cinda Finance 2015 I Ltd., 4.25%, 4/23/25		1,100	1,079,779

Corporate Bonds		Par (000)	Value
China (concluded)
China Shenhua Overseas Capital Co. Ltd.:
3.13%, 1/20/20	USD	3,000	$3,037,500
3.88%, 1/20/25		1,500	1,536,767
CITIC Ltd.:
6.80%, 1/17/23		2,000	2,358,540
8.63%, 12/31/49 (b)(f)		2,000	2,310,000
CNOOC Finance 2012 Ltd., 5.00%, 5/02/42		700	757,747
CNOOC Finance 2015 USA LLC, 3.50%, 5/05/25		1,300	1,284,230
COSCO Finance 2011 Ltd., 4.00%, 12/03/22		1,050	1,082,445
Country Garden Holdings Co. Ltd., 7.50%, 3/09/20		2,000	2,092,700
Double Rosy Ltd., 3.63%, 11/18/19		4,100	4,140,795
Eastern Creation II Investment Holdings Ltd., 3.60%, 1/20/20		3,650	3,719,288
Far East Horizon Ltd., 5.55%, 12/31/49 (b)(f)		400	413,000
Hainan Airlines Hong Kong Co. Ltd., 3.63%, 2/07/20		900	925,582
Haitong International Finance Holdings 2015 Ltd., 3.50%, 4/21/20		1,500	1,496,250
Huarong Finance II Co. Ltd., 5.50%, 1/16/25		3,500	3,736,915
Jingneng Clean Energy Investment Holdings Ltd., 4.30%, 12/23/17	CNH	6,000	961,475
King Power Capital Ltd., 5.63%, 11/03/24	USD	1,200	1,285,680
Shui On Development Holding Ltd., 8.70%, 11/24/17		1,000	999,664
Sinopec Group Overseas Development 2015 Ltd., 4.10%, 4/28/45		1,375	1,345,300
Wanda Properties International Co. Ltd., 7.25%, 1/29/24		1,700	1,890,866
Wanda Properties Overseas Ltd., 4.88%, 11/21/18		500	513,170

			50,698,607
Cyprus — 0.2%
Aroundtown Property Holdings PLC, 3.00%, 5/05/20 (g)	EUR	11,700	13,408,251
Czech Republic — 0.1%
CE Energy A/S, 7.00%, 2/01/21		5,565	6,451,748
France — 3.3%
3AB Optique Developement SAS, 5.63%, 4/15/19		6,360	6,998,507
Alcatel-Lucent USA, Inc.:
4.63%, 7/01/17 (a)	USD	2,790	2,880,675
6.75%, 11/15/20 (a)		5,790	6,238,725
AXA SA, 3.88% (b)(f)	EUR	10,525	12,940,719
BNP Paribas Cardif SA, 4.03% (b)(f)		14,000	16,643,210
BNP Paribas SA, 2.63%, 10/14/27 (b)		15,775	18,050,374
Credit Agricole SA, 2.63%, 3/17/27		8,550	9,650,683
Faurecia, 3.13%, 6/15/22		2,166	2,444,134
Kerneos Corporate SAS, 5.75%, 3/01/21		3,048	3,627,797
Lion/Seneca France 2, 7.88%, 4/15/19		9,210	8,738,533
Numericable SFR SAS:
4.88%, 5/15/19 (a)	USD	7,500	7,565,625
5.38%, 5/15/22	EUR	13,371	15,689,257
5.63%, 5/15/24		11,802	13,996,645
6.25%, 5/15/24 (a)	USD	4,305	4,423,431
SGD Group SAS, 5.63%, 5/15/19	EUR	7,974	9,223,119
Societe Generale SA:
2.63%, 2/27/25		12,000	13,589,526
4.25%, 4/14/25 (a)	USD	9,330	8,980,787
THOM Europe SAS, 7.38%, 7/15/19	EUR	5,255	6,195,612
TOTAL SA:
2.40%, 12/31/49 (b)(f)		11,500	12,965,731

BLACKROCK FUNDS	APRIL 30, 2015	9

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
France (concluded)
2.63%, 12/31/49 (b)(f)	EUR	9,425	$10,652,719

			191,495,809
Germany — 4.2%
Bayer AG, 2.38%, 4/02/75 (b)		12,525	13,967,079
Bayerische Landesbank, 0.86%, 2/07/19 (b)		3,950	4,161,385
Bertelsmann SE & Co KGaA, 3.50%, 4/23/75 (b)		4,300	4,828,019
Commerzbank AG:
7.75%, 3/16/21		16,400	23,252,205
8.13%, 9/19/23 (a)	USD	7,614	9,193,905
Deutsche Annington Finance BV, 4.00%, 12/31/49 (b)(f)	EUR	11,600	13,546,076
Deutsche Bank AG:
2.75%, 2/17/25		4,225	4,764,004
4.50%, 4/01/25	USD	25,675	25,139,984
FTE Verwaltungs GmbH, 9.00%, 7/15/20	EUR	1,980	2,367,756
HSH Nordbank AG:
0.85%, 2/14/17 (b)		19,143	18,700,423
0.89%, 2/14/17 (b)		16,875	16,484,858
Mahle GmbH, 2.50%, 5/14/21		1,710	1,979,116
Merck KGaA, 3.00%, 12/12/74 (b)		4,640	5,317,450
Pfleiderer GmbH, 7.88%, 8/01/19		4,818	5,572,194
Schaeffler Finance BV, 3.25%, 5/15/25		4,058	4,613,487
Schaeffler Holding Finance BV:
6.25% (6.25% Cash or 6.50% PIK), 11/15/19 (a)(h)	USD	3,202	3,410,130
6.75% (6.75% Cash or 7.00% PIK), 11/15/22 (a)(h)		4,069	4,455,555
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.13%, 1/21/23	EUR	918	1,098,809
5.63%, 4/15/23		2,273	2,769,668
4.00%, 1/15/25		18,948	21,807,678
3.50%, 1/15/27		583	653,182
6.25%, 1/15/29		6,049	7,658,123
Volkswagen International Finance NV, 3.50%, 12/31/45 (b)(f)		16,055	18,170,873
Xefin Lux SCA, 3.79%, 6/01/19 (b)		12,605	14,171,231
ZF North America Capital, Inc.:
2.25%, 4/26/19		4,800	5,409,897
2.75%, 4/27/23		8,300	9,226,468
4.75%, 4/29/25 (a)	USD	1,094	1,096,735

			243,816,290
Greece — 0.1%
Intralot Capital Luxembourg SA, 6.00%, 5/15/21	EUR	3,190	3,143,113
Guernsey — 0.1%
Doric Nimrod Air Alpha Pass-Through Trust, 5.25%, 5/30/23 (a)	USD	3,972	4,219,906
Hong Kong — 0.1%
Haitong International Finance 2015 Ltd., 4.20%, 7/29/20		600	612,078
HPHT Finance 15 Ltd., 2.88%, 3/17/20		3,000	3,039,126
Nexteer Automotive Group Ltd., 5.88%, 11/15/21 (a)		600	621,000
Noble Group Ltd.:
6.75%, 1/29/20		550	574,750
6.00%, 12/31/49		600	504,720
Ocean Wealth Ltd.:
5.38%, 3/24/17	CNY	6,000	969,447
5.50%, 7/07/17		3,500	564,158

			6,885,279

Corporate Bonds		Par (000)	Value
India — 0.2%
Bank of India, 3.39%, 5/06/20	USD	1,800	$1,786,590
Bharat Petroleum Corp. Ltd., 4.25%, 5/08/25		1,200	1,189,920
Export-Import Bank of India, 2.75%, 4/01/20		1,800	1,786,590
ICICI Bank Ltd., 6.38%, 4/30/22 (b)		1,050	1,094,625
JSW Steel Ltd., 4.75%, 11/12/19		1,500	1,451,250
Lodha Developers International Ltd., 12.00%, 3/13/20		1,150	1,141,375
Reliance Industries Ltd., 4.13%, 1/28/25		1,300	1,319,655
Samvardhana Motherson Automotive Systems Group BV, 4.13%, 7/15/21	EUR	3,574	4,103,777

			13,873,782
Indonesia — 0.1%
Jababeka International BV, 7.50%, 9/24/19	USD	200	202,257
Pelabuhan Indonesia II P:
4.25%, 5/05/25		1,500	1,473,750
5.38%, 5/05/45		200	188,650
Pertamina Persero PT, 6.45%, 5/30/44		200	213,500
Pratama Agung Pte Ltd., 6.25%, 2/24/20		1,700	1,667,571

			3,745,728
Ireland — 2.3%
Allied Irish Banks PLC, 2.75%, 4/16/19	EUR	22,205	26,182,298
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.25%, 1/15/22		8,159	9,356,021
Bank of Ireland:
3.25%, 1/15/19		32,528	39,069,795
1.25%, 4/09/20		4,500	5,020,997
4.25%, 6/11/24 (b)		35,242	40,860,087
DEPFA Bank PLC, 0.73%, 12/15/15 (b)		13,960	15,401,473

			135,890,671
Italy — 6.5%
Banca Monte dei Paschi di Siena SpA:
3.63%, 4/01/19		3,190	3,705,385
2.88%, 4/16/21		19,675	24,561,175
2.88%, 7/16/24		24,660	30,958,450
Banco Popolare SC, 3.50%, 3/14/19		28,038	33,056,972
Buzzi Unicem SpA, 1.38%, 7/17/19 (g)		3,800	5,105,694
FGA Capital Ireland PLC, 2.63%, 4/17/19		6,950	8,210,176
Intesa Sanpaolo SpA:
3.50%, 1/17/22		10,630	13,556,887
6.63%, 9/13/23		11,995	16,960,859
3.93%, 9/15/26		8,990	10,760,937
Meccanica Holdings USA, Inc.:
6.25%, 7/15/19 (a)	USD	2,205	2,442,037
7.38%, 7/15/39 (a)		6,850	7,672,000
6.25%, 1/15/40 (a)		9,890	10,087,800
Rhino Bondco SpA, 7.25%, 11/15/20	EUR	6,690	8,037,705
Snai SpA, 7.63%, 6/15/18		2,099	2,462,923
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	6,733	7,261,473
6.00%, 9/30/34		5,657	5,911,565
7.72%, 6/04/38		3,875	4,601,563
Telecom Italia Finance SA:
6.13%, 11/15/16 (g)	EUR	31,600	48,388,709
7.75%, 1/24/33		13,060	21,458,982
Telecom Italia SpA, 5.88%, 5/19/23	GBP	5,650	9,546,771
UniCredit SpA:
3.25%, 1/14/21	EUR	22,694	28,253,150
6.95%, 10/31/22		2,920	3,994,753
5.75%, 10/28/25 (b)		39,720	49,614,878
Wind Acquisition Finance SA, 4.00%, 7/15/20		19,961	22,696,983

			379,307,827

10	BLACKROCK FUNDS	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Jamaica — 0.0%
Digicel Ltd., 6.00%, 4/15/21 (a)	USD	2,735	$2,654,892
Jersey, Channel Islands — 0.1%
Atrium European Real Estate Ltd., 4.00%, 4/20/20	EUR	2,385	2,904,907
International Game Technology PLC, 6.50%, 2/15/25 (a)	USD	2,400	2,328,000

			5,232,907
Kuwait — 0.0%
NBK Tier 1 Financing Ltd., 5.75%, 12/31/49 (b)(f)		1,200	1,213,500
Luxembourg — 1.6%
Aguila 3 SA, 7.88%, 1/31/18 (a)		2,233	2,255,330
Altice Financing SA:
6.50%, 1/15/22 (a)		3,975	4,054,500
5.25%, 2/15/23	EUR	8,208	9,681,788
6.63%, 2/15/23 (a)	USD	1,779	1,832,370
Altice SA:
7.25%, 5/15/22	EUR	24,836	28,828,322
7.75%, 5/15/22 (a)	USD	4,405	4,449,094
6.25%, 2/15/25	EUR	8,412	9,473,760
7.63%, 2/15/25 (a)	USD	1,982	2,004,397
Aperam SA, 0.63%, 7/08/21 (g)		11,600	13,644,500
Cirsa Funding Luxembourg SA, 5.88%, 5/15/23	EUR	5,075	5,605,869
Intralot Finance Luxembourg SA, 9.75%, 8/15/18		8,770	9,970,497
Monitchem HoldCo 2 SA, 6.88%, 6/15/22		807	874,063

			92,674,490
Malaysia — 0.0%
Malaysia Sovereign Sukuk Bhd, 4.38%, 4/22/45	USD	700	696,360
Petronas Capital Ltd., 4.50%, 3/18/45		1,390	1,418,584

			2,114,944
Mexico — 0.5%
Cemex Finance LLC, 5.25%, 4/01/21	EUR	9,502	11,176,125
Cemex SAB de CV:
4.75%, 1/11/22		8,795	10,072,985
4.38%, 3/05/23		2,743	3,073,513
5.70%, 1/11/25 (a)	USD	6,705	6,719,751

			31,042,374
Netherlands — 3.2%
Achmea BV, 6.00%, 4/04/43 (b)	EUR	3,612	4,847,990
Constellium NV, 8.00%, 1/15/23 (a)	USD	4,020	4,336,575
Hema Bondco I BV:
5.28%, 6/15/19 (b)	EUR	9,855	9,654,822
6.25%, 6/15/19		3,788	3,796,124
Hema Bondco II BV, 8.50%, 12/15/19		692	512,829
NXP BV/NXP Funding LLC:
3.75%, 6/01/18 (a)	USD	9,385	9,643,087
5.75%, 2/15/21 (a)(i)		3,300	3,506,250
NXP Semiconductors NV, 1.00%, 12/01/19 (a)(g)		6,200	7,254,000
Sensata Technologies BV, 5.00%, 10/01/25 (a)		2,475	2,555,437
Stork Technical Services Holdco BV, 11.00%, 8/15/17		2,650	2,886,289
TMF Group Holding BV, 9.88%, 12/01/19	EUR	2,250	2,724,941
UPCB Finance IV Ltd., 4.00%, 1/15/27		14,175	15,836,833
Volkswagen International Finance NV:
5.50%, 11/09/15 (g)		69,300	104,123,135
5.50%, 11/09/15 (a)(g)		4,200	6,310,493
Ziggo Bond Finance BV, 4.63%, 1/15/25		7,391	8,548,792

			186,537,597

Corporate Bonds		Par (000)	Value
Norway — 0.1%
Silk Bidco A/S, 7.50%, 2/01/22	EUR	5,730	$6,715,422
Philippines — 0.1%
Rizal Commercial Banking Corp., 4.25%, 1/22/20	USD	400	418,817
Royal Capital BV, 6.25%, 12/31/49 (b)(f)		2,150	2,270,937
Security Bank Corp., 3.95%, 2/03/20		450	464,209

			3,153,963
Poland — 0.1%
Play Finance 1 SA, 6.50%, 8/01/19	EUR	5,065	6,000,039
Portugal — 0.8%
Novo Banco SA:
2.63%, 5/08/17		6,100	6,695,027
4.75%, 1/15/18		18,300	20,886,173
4.00%, 1/21/19		17,900	20,125,888

			47,707,088
South Korea — 0.2%
Hyundai Capital Services, Inc., 2.63%, 9/29/20	USD	1,800	1,816,490
Korea East-West Power Co. Ltd., 2.96%, 6/02/20		2,500	2,519,813
Korea Resources Corp., 2.54%, 4/23/20		2,000	1,991,500
Woori Bank Co. Ltd., 4.75%, 4/30/24		2,130	2,261,834

			8,589,637
Spain — 5.5%
Abengoa Finance SAU, 6.00%, 3/31/21	EUR	13,744	14,429,356
Abengoa Greenfield SA, 5.50%, 10/01/19		2,670	2,750,676
Abengoa Yield PLC, 7.00%, 11/15/19 (a)	USD	1,768	1,825,460
Aldesa Financial Services SA, 7.25%, 4/01/21	EUR	2,473	2,526,898
Banco Popular Espanol SA, 8.25%, 12/31/49 (b)(f)		6,400	7,329,613
Bankia SA:
3.50%, 1/17/19		39,900	48,350,418
4.00%, 5/22/24 (b)		57,600	64,595,381
Bilbao Luxembourg SA, 10.50% (10.50% Cash or 11.25% PIK), 12/01/18 (h)		5,149	6,272,726
BPE Financiaciones SA, 2.00%, 2/03/20		29,300	32,887,168
CaixaBank SA:
4.50%, 11/22/16 (g)		12,000	13,325,095
5.00%, 11/14/23 (b)		17,700	21,413,047
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18		6,243	7,185,209
International Consolidated Airlines Group SA, 1.75%, 5/31/18 (g)		6,900	13,766,065
Obrascon Huarte Lain SA, 5.50%, 3/15/23		9,500	10,347,073
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20		9,086	10,738,495
Santander Issuances SAU, 2.50%, 3/18/25		13,100	14,757,302
Telefonica Europe BV:
4.20%, 12/31/49 (b)(f)		16,400	19,289,460
5.88%, 12/31/49 (b)(f)		1,800	2,304,248
Telefonica SA, 6.00%, 7/24/17 (g)		18,500	24,090,154

			318,183,844
Sweden — 0.1%
Volvo Treasury AB, 4.20%, 6/10/75 (b)		5,290	6,107,981
Switzerland — 0.7%
Credit Suisse AG, 5.75%, 9/18/25 (b)		2,950	3,826,825
Selecta Group BV, 6.50%, 6/15/20		334	378,783
UBS AG:
4.75%, 5/22/23 (b)	USD	3,340	3,434,545
5.13%, 5/15/24		13,800	14,307,302
4.75%, 2/12/26 (b)	EUR	11,150	13,855,702

BLACKROCK FUNDS	APRIL 30, 2015	11

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Switzerland (concluded)
UBS Group AG:
5.75%, 12/31/49 (b)(f)	EUR	1,500	$1,755,858
7.00%, 12/31/49 (b)(f)	USD	1,350	1,411,493

			38,970,508
Taiwan — 0.0%
Formosa Group Cayman Ltd., 3.38%, 4/22/25		1,800	1,752,930
Thailand — 0.0%
TMB Bank PCL, 5.50%, 3/09/18	CNY	2,500	408,647
Turkey — 0.3%
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 3/15/27 (a)	USD	15,490	15,722,350
United Kingdom — 3.2%
AA Bond Co. Ltd., 5.50%, 7/31/22	GBP	4,975	7,751,124
Annington Finance No. 4 PLC, 1.54%, 1/10/23 (b)		551	838,075
Annington Finance No. 5 PLC, 13.00% (13.00% Cash or 13.50% PIK), 1/15/23 (h)		6,279	12,048,098
Barclays Bank PLC, 7.63%, 11/21/22	USD	3,169	3,712,483
Boparan Finance PLC:
4.38%, 7/15/21	EUR	1,201	1,230,547
5.50%, 7/15/21	GBP	500	675,396
Centrica PLC:
5.25%, 4/10/40 (b)		5,575	8,557,372
3.00%, 4/10/76 (b)	EUR	11,100	12,214,375
Enterprise Funding Ltd., 3.50%, 9/10/20 (g)	GBP	4,600	6,351,328
Gala Electric Casinos PLC, 11.50%, 6/01/19		900	1,436,751
Gala Group Finance PLC, 8.88%, 9/01/18		819	1,313,729
IDH Finance PLC, 6.00%, 12/01/18		4,790	7,481,273
International Game Technology PLC, 6.25%, 2/15/22 (a)	USD	5,875	5,801,563
Pension Insurance Corp. PLC, 6.50%, 7/03/24	GBP	2,925	4,565,410
Punch Taverns Finance B Ltd.:
Series A3, 7.37%, 9/30/21		917	1,491,698
Series A6, 5.94%, 9/30/22		3,963	6,022,334
Series A7, 4.77%, 6/30/33		2,431	3,600,621
Punch Taverns Finance PLC:
0.57%, 7/15/21 (b)		10,468	14,300,799
6.07%, 10/15/27 (a)(b)		10,514	15,493,329
SSE PLC, 3.88%, 12/29/49 (b)(f)		5,625	8,569,561
Standard Chartered PLC, 6.73%, 12/31/49 (b)(f)	USD	350	353,851
The Unique Pub Finance Co. PLC:
6.54%, 3/30/21	GBP	3,262	5,244,962
7.40%, 3/28/24		3,366	5,321,780
5.66%, 6/30/27		10,511	16,254,909
6.46%, 3/30/32		4,595	6,347,951
Virgin Media Secured Finance PLC:
6.00%, 4/15/21		2,459	3,964,379
5.50%, 1/15/25		1,215	1,913,186
6.25%, 3/28/29		1,311	2,153,238
Vougeot Bidco PLC, 7.88%, 7/15/20		6,659	10,943,749
Voyage Care Bondco PLC:
6.50%, 8/01/18		1,126	1,780,251
11.00%, 2/01/19		5,000	8,058,697

			185,792,819
United States — 26.1%
AbbVie, Inc., 2.90%, 11/06/22	USD	4,680	4,626,779
Actavis Funding SCS:
3.00%, 3/12/20		10,000	10,170,300
3.45%, 3/15/22 (i)		25,000	25,401,800
3.80%, 3/15/25		10,000	10,107,760
4.55%, 3/15/35		10,000	10,036,970
4.85%, 6/15/44		1,681	1,710,858

Corporate Bonds		Par (000)	Value
United States (continued)
Actavis, Inc., 3.25%, 10/01/22	USD	8,850	$8,780,235
Advanced Micro Devices, Inc., 6.75%, 3/01/19		1,750	1,522,500
AECOM:
5.75%, 10/15/22 (a)		3,942	4,079,970
5.88%, 10/15/24 (a)		2,475	2,563,828
Ally Financial, Inc.:
3.75%, 11/18/19		5,000	4,973,000
4.13%, 3/30/20		7,500	7,537,500
5.13%, 9/30/24		5,925	6,147,187
8.00%, 11/01/31		2,441	3,063,455
American Airlines Group, Inc., 4.63%, 3/01/20 (a)		8,135	8,023,144
American Airlines Pass-Through Trust:
Series 2001-1, Class A-1, 6.98%, 5/23/21		13,358	14,159,972
Series 2011-1, Class B, 7.00%, 1/31/18 (a)		3,533	3,841,680
Series 2013-1, Class C, 6.13%, 7/15/18 (a)		12,304	12,919,200
Series 2013-2, Class C, 6.00%, 1/15/17 (a)		33,510	34,012,650
American Capital Ltd., 6.50%, 9/15/18 (a)		10,775	11,207,347
American Express Co., 4.90% (b)(f)		15,930	15,720,919
Amsurg Corp., 5.63%, 7/15/22		8,133	8,256,622
Anadarko Petroleum Corp., 0.00%, 10/10/36 (c)		41,630	17,068,300
Anixter, Inc., 5.13%, 10/01/21		5,000	5,200,000
Antero Resources Corp., 5.13%, 12/01/22		6,000	5,970,000
Anthem, Inc., 3.50%, 8/15/24 (j)		13,340	13,645,379
Apple Inc., 2.50%, 2/09/25		6,000	5,809,128
AT&T, Inc.:
2.45%, 6/30/20		3,515	3,511,060
0.00%, 11/27/22 (a)(c)		50,000	38,548,250
Bank of America Corp., 6.10%, 12/31/49 (b)(f)		7,835	7,991,700
The Bank of New York Mellon Corp., 4.95%, 12/31/49 (b)(f)		10,000	9,998,960
Belden, Inc., 5.50%, 4/15/23	EUR	1,000	1,205,661
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is, 6.00%, 6/15/17 (a)	USD	2,995	3,032,437
Blackstone CQP Holdco LP, 9.30%, 3/31/19		10,129	10,027,267
BMC Software Finance, Inc., 8.13%, 7/15/21 (a)		1,264	1,159,720
Burlington Northern Santa Fe LLC, 3.40%, 9/01/24		6,000	6,188,946
California Resources Corp.:
5.50%, 9/15/21		7,258	6,876,955
6.00%, 11/15/24 (a)		13,570	12,755,800
Calpine Corp.:
5.38%, 1/15/23		8,581	8,656,084
5.75%, 1/15/25		9,078	9,123,844
Capital One Financial Corp., 3.20%, 2/05/25 (j)		10,425	10,260,639
CCOH Safari LLC:
5.50%, 12/01/22		5,941	5,941,000
5.75%, 12/01/24		8,117	8,117,000
CDK Global, Inc., 4.50%, 10/15/24 (a)		4,000	4,122,892
CDW LLC/CDW Finance Corp., 5.50%, 12/01/24		7,034	7,477,142
Citigroup, Inc.:
3.75%, 6/16/24 (j)		20,000	20,661,700
5.95%, 12/31/49 (b)(f)		10,000	9,946,870
CNH Industrial Finance Europe SA, 2.75%, 3/18/19	EUR	9,925	11,349,843

12	BLACKROCK FUNDS	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
United States (continued)
CommScope, Inc.:
5.00%, 6/15/21 (a)	USD	1,171	$1,171,000
5.50%, 6/15/24 (a)		1,203	1,212,023
CONSOL Energy, Inc., 5.88%, 4/15/22		3,208	2,943,340
Continental Airlines Pass-Through Certificates:
Series 2012-2, Class A, 4.00%, 4/29/26		2,581	2,761,890
Series 2012-3, Class C, 6.13%, 4/29/18		4,500	4,770,000
DaVita HealthCare Partners, Inc., 5.00%, 5/01/25		2,562	2,557,196
DISH DBS Corp., 5.88%, 11/15/24		4,896	4,822,560
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp., 8.13%, 6/15/21 (a)		2,555	2,593,325
Dynegy, Inc.:
6.75%, 11/01/19 (a)		9,980	10,429,100
7.38%, 11/01/22 (a)		9,895	10,538,175
Eastman Chemical Co., 4.65%, 10/15/44 (j)		20,000	20,578,540
Endo Finance LLC/Endo Ltd./Endo Finco, Inc., 6.00%, 2/01/25 (a)		2,278	2,336,374
Enterprise Products Operating LLC, 3.75%, 2/15/25		6,000	6,117,720
Equinix, Inc.:
5.38%, 1/01/22		6,456	6,698,100
5.75%, 1/01/25		4,554	4,793,085
Family Tree Escrow LLC:
5.25%, 3/01/20 (a)		471	493,373
5.75%, 3/01/23 (a)		4,841	5,083,050
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (a)		7,000	6,965,000
Forest Laboratories, Inc., 5.00%, 12/15/21 (a)(i)		23,250	25,702,201
Freeport-McMoRan, Inc., 5.40%, 11/14/34		10,100	9,086,000
Frontier Communications Corp., 6.25%, 9/15/21		3,810	3,781,425
Gannett Co., Inc., 4.88%, 9/15/21 (a)		5,890	6,051,975
Gates Global LLC/Gates Global Co., 5.75%, 7/15/22	EUR	1,500	1,566,377
General Motors Co., 5.20%, 4/01/45	USD	6,300	6,665,784
Genworth Holdings, Inc.:
6.52%, 5/22/18		13,765	14,522,075
7.70%, 6/15/20		5,235	5,679,975
7.20%, 2/15/21 (i)		16,908	17,791,105
4.90%, 8/15/23		4,350	3,784,500
4.80%, 2/15/24		5,000	4,318,750
The Goldman Sachs Group, Inc.:
4.00%, 3/03/24 (j)		40,000	41,828,440
5.38%, 12/10/49 (b)(f)		17,295	17,277,705
HCA, Inc.:
4.25%, 10/15/19		10,185	10,643,325
5.38%, 2/01/25		2,819	2,959,950
5.25%, 4/15/25		11,685	12,663,619
HD Supply, Inc.:
11.00%, 4/15/20		2,620	2,973,700
7.50%, 7/15/20		1,999	2,143,927
5.25%, 12/15/21 (a)		10,006	10,381,225
HealthSouth Corp., 5.75%, 11/01/24		1,281	1,351,455
HSBC USA, Inc., 1.70%, 3/05/18 (j)		44,255	44,372,231
Huntington Ingalls Industries, Inc., 5.00%, 12/15/21 (a)		5,333	5,512,989
Huntsman International LLC, 5.13%, 11/15/22 (a)		1,425	1,440,141
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.88%, 2/01/22		5,186	5,360,509
Infor Software Parent LLC/Infor Software Parent, Inc., 7.13% (7.13 Cash or 7.88 PIK), 5/01/21 (a)(h)		6,700	6,716,750
Infor U.S., Inc., 6.50%, 5/15/22 (a)		12,282	12,619,755

Corporate Bonds		Par (000)	Value
United States (continued)
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/01/24	USD	2,993	$3,018,740
iStar Financial, Inc.:
4.00%, 11/01/17		1,920	1,894,368
5.00%, 7/01/19		1,345	1,339,956
Jefferies Group LLC, 6.50%, 1/20/43		7,851	7,809,366
JPMorgan Chase & Co.:
6.10% (b)(f)		8,160	8,445,600
2.25%, 1/23/20 (j)		10,000	9,971,990
3.20%, 1/25/23 (j)		20,000	20,107,280
3.13%, 1/23/25 (j)		6,000	5,920,086
Juniper Networks, Inc., 4.35%, 6/15/25		6,220	6,352,523
Kinder Morgan Energy Partners LP:
3.50%, 3/01/21		27,857	28,109,635
5.80%, 3/01/21		3,300	3,686,780
Kinder Morgan, Inc., 5.05%, 2/15/46		15,000	14,235,495
KLA-Tencor Corp., 4.65%, 11/01/24 (j)		11,955	12,367,722
Kraft Foods Group, Inc., 5.00%, 6/04/42 (j)		10,000	10,686,920
Lennar Corp, 4.50%, 11/15/19		6,751	6,953,530
Level 3 Financing, Inc.:
6.13%, 1/15/21		8,108	8,584,345
5.13%, 5/01/23 (a)		2,184	2,178,540
5.38%, 5/01/25 (a)		2,624	2,620,720
Mallinckrodt International Finance SA / Mallinckrodt CB LLC:
4.88%, 4/15/20 (a)		709	720,521
5.50%, 4/15/25 (a)		614	626,280
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.75%, 8/01/22 (a)		5,900	6,106,500
Medtronic, Inc., 3.50%, 3/15/25 (a)		6,000	6,204,558
Micron Technology, Inc.:
5.25%, 8/01/23 (a)		9,836	9,870,426
5.50%, 2/01/25 (a)		13,730	13,661,350
Morgan Stanley:
3.88%, 4/29/24 (j)		20,000	20,705,140
5.55%, 12/31/49 (b)(f)		13,065	13,130,325
Motorola Solutions, Inc., 3.75%, 5/15/22		15,000	15,086,700
MSCI, Inc., 5.25%, 11/15/24 (a)		4,284	4,455,360
Mylan, Inc., 3.13%, 1/15/23 (a)		7,500	7,363,223
Netflix, Inc.:
5.50%, 2/15/22 (a)		4,972	5,233,030
5.88%, 2/15/25 (a)		7,152	7,616,880
Northwest Florida Timber Finance LLC, 4.75%, 3/04/29 (a)		8,970	8,287,625
Nuance Communications, Inc., 5.38%, 8/15/20 (a)		3,954	3,993,540
Owens-Brockway Glass Container, Inc., 5.00%, 1/15/22 (a)		5,100	5,233,875
Perrigo Finance PLC, 3.90%, 12/15/24		17,576	18,039,883
The Priceline Group, Inc., 3.65%, 3/15/25		3,923	3,997,698
Project Homestake Merger Corp., 8.88%, 3/01/23 (a)		5,430	5,491,087
PSPC Escrow Corp., 6.00%, 2/01/23		196	228,607
QVC, Inc.:
3.13%, 4/01/19		3,420	3,439,015
4.85%, 4/01/24		18,129	18,648,813
Radian Group, Inc., 5.50%, 6/01/19		15,000	15,750,000
Realogy Group LLC, 7.63%, 1/15/20 (a)		2,265	2,412,225
Reynolds American, Inc., 4.75%, 11/01/42		6,267	6,157,691
Rite Aid Corp., 6.13%, 4/01/23 (a)		4,655	4,823,744
Rolta Americas LLC, 8.88%, 7/24/19		200	173,500
RSP Permian, Inc., 6.63%, 10/01/22 (a)		3,130	3,248,940

BLACKROCK FUNDS	APRIL 30, 2015	13

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
United States (continued)
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21	USD	6,635	$6,786,477
6.25%, 3/15/22		2,628	2,759,400
5.75%, 5/15/24		2,000	2,020,000
5.63%, 3/01/25 (a)		7,224	7,264,093
Sabine Pass LNG LP, 7.50%, 11/30/16		2,755	2,937,519
Sabre GLBL, Inc., 5.38%, 4/15/23 (a)		5,207	5,311,140
Salix Pharmaceuticals Ltd., 6.50%, 1/15/21 (a)		5,500	6,242,500
Sanchez Energy Corp., 6.13%, 1/15/23		3,986	3,906,280
SBA Communications Corp., 4.88%, 7/15/22 (a)		4,425	4,375,219
Sealed Air Corp., 5.13%, 12/01/24 (a)		4,896	5,104,080
Sprint Communications, Inc., 9.00%, 11/15/18 (a)		2,339	2,661,338
Sprint Corp.:
7.88%, 9/15/23		8,830	8,863,113
7.13%, 6/15/24		2,655	2,552,119
Steel Dynamics, Inc., 5.13%, 10/01/21 (a)		5,050	5,163,625
Synchrony Financial, 2.70%, 2/03/20		8,215	8,231,849
Tenet Healthcare Corp.:
5.00%, 3/01/19 (a)		6,812	6,769,425
6.00%, 10/01/20		3,227	3,444,823
8.13%, 4/01/22		5,385	5,876,381
TerraForm Power Operating LLC, 5.88%, 2/01/23 (a)		7,853	8,186,753
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.25%, 10/15/22 (a)		2,003	2,125,684
Time Warner Cable, Inc.:
6.55%, 5/01/37		7,989	8,272,617
6.75%, 6/15/39		6,791	7,144,417
4.50%, 9/15/42		2,532	2,153,413
T-Mobile USA, Inc.:
6.63%, 4/28/21		2,395	2,526,725
6.73%, 4/28/22		1,190	1,253,963
6.00%, 3/01/23		1,342	1,367,565
6.50%, 1/15/24		2,310	2,411,063
6.38%, 3/01/25		5,775	5,930,867
TransDigm, Inc.:
6.00%, 7/15/22		3,770	3,793,563
6.50%, 7/15/24		5,115	5,190,958
TRI Pointe Holdings, Inc., 4.38%, 6/15/19 (a)(i)		3,235	3,186,475
U.S. Airways Pass-Through Trust:
Series 2012-1, Class B, 8.00%, 4/01/21		865	983,743
Series 2012-2, Class B, 6.75%, 12/03/22		2,768	3,017,226
Series 2012-2, Class C, 5.45%, 6/03/18 (i)		12,800	13,184,000
Series 2013-1, Class B, 5.38%, 11/15/21		6,924	7,252,971
Union Pacific Railroad Co. Pass Through Trust, 3.23%, 5/14/26		8,080	8,242,408
United Airlines Pass-Through Trust:
Series 2013-1, Class A, 4.30%, 2/15/27		5,813	6,263,035
Series 2014-2, Class B, 4.63%, 9/03/22		8,940	9,208,200
Univision Communications, Inc., 5.13%, 2/15/25 (a)		1,369	1,379,267
Valeant Pharmaceuticals International, Inc.:
5.50%, 3/01/23 (a)		1,702	1,723,275
4.50%, 5/15/23	EUR	20,680	23,394,716
Verizon Communications, Inc.:
6.40%, 9/15/33 (j)	USD	10,564	12,857,983
4.40%, 11/01/34 (j)		35,600	34,956,530
VRX Escrow Corp.:
5.38%, 3/15/20 (a)		3,217	3,299,436
5.88%, 5/15/23 (a)		12,401	12,726,526
6.13%, 4/15/25 (a)		3,745	3,864,372

Corporate Bonds		Par (000)	Value
United States (concluded)
Weatherford International Ltd., 5.50%, 2/15/16	USD	9,299	$9,557,438
Weyerhaeuser Real Estate Co., 5.88%, 6/15/24 (a)		2,195	2,164,819
Whiting Petroleum Corp.:
5.00%, 3/15/19		1,865	1,860,337
5.75%, 3/15/21		2,355	2,388,865
Williams Partners LP, 3.60%, 3/15/22 (j)		10,000	10,007,320
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (a)(i)		6,189	6,699,593
WPX Energy, Inc., 6.00%, 1/15/22		2,500	2,450,950
WR Grace & Co., 5.13%, 10/01/21 (a)		2,000	2,085,000

			1,515,941,578
Venezuela — 0.1%
Petroleos de Venezuela SA:
5.25%, 4/12/17		4,700	2,749,030
6.00%, 11/15/26		4,200	1,722,840

			4,471,870
Vietnam — 0.0%
Vingroup JSC, 11.63%, 5/07/18		810	877,850
Total Corporate Bonds — 62.6%			3,640,398,204

Floating Rate Loan Interests		Par (000)	Value
Austria — 0.1%
Constantinople Lux I S.à r.l., Term B-1 Loan, 4.75%, 6/30/22	EUR	5,981	6,786,572
Canada — 0.3%
B.C. Unlimited Liability Co. (New Red Finance, Inc.) (AKA Burger King/Tim Horton’s), Term B Loan, 4.50%, 12/10/21	USD	9,902	10,009,821
Ceva Logistics Canada, ULC (FKA TNT Canada ULC), Canadian Term Loan, 6.50%, 3/19/21		129	121,166
Valeant Pharmaceuticals International, Term B-1 Loan, 4.00%, 4/01/22		9,433	9,494,328

			19,625,315
Cayman Islands — 0.2%
Avago Technologies Cayman Ltd. (Avago Technologies Holdings Luxembourg S.à r.l.), Term Loan, 3.75%, 5/06/21		11,852	11,901,190
Denmark — 0.4%
Nassa Midco AS, Facility B (EUR), 4.25%, 7/09/21	EUR	18,950	21,391,015
France — 0.3%
Numericable Group SA, Euro Denominated Tranche B-1 Loan, 4.50%, 5/21/20		12,249	13,849,594
Vivarte, Term Loan, 4.00%, 10/29/19		3,800	4,274,643

			18,124,237
Germany — 0.5%
IVG Immobilien AG:
Facility A-1 Loan, , 4.75%, 6/02/17		2,148	2,387,407
Facility A-2 Loan, , 9.50%, 6/02/17		3,184	3,539,409
PAW Luxco II S.A.R.L. (Jack Wolfskin), Facility B, 5.19%, 7/29/18		4,386	4,486,481
Schaeffler AG (FKA INA Beteiligungsgesellschaftmit beschränkter Haftung), Facility B-EUR, 4.25%, 5/15/20		11,420	12,977,477
Springer SBM Two Gmbh, Term B-8 Loan, 4.75%, 8/14/20		6,130	6,937,591

			30,328,365

14	BLACKROCK FUNDS	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests		Par (000)	Value
Italy — 0.2%
Sit SpA, Medium-Term Facility B, 5.52%, 4/30/20	EUR	12,000	$13,204,729
Luxembourg — 0.9%
Altice Financing SA, Term Loan,, 5.25%, 2/04/22		3,690	4,193,041
Auris Luxembourg III S.A R.L. (AKA Siemens Audiology), Facility B1 (EUR), 5.50%, 1/17/22		6,800	7,756,714
Azelis S.A. (AKA Azelis Holding S.A.), Term B Loan, 5.02%, 4/01/22		4,940	5,501,844
Intelsat Jackson Holdings S.A., Tranche B-2 Term Loan, 3.75%, 6/28/19	USD	1,196	1,194,147
IVG Immobilien AG:
Facility A2, , 0.00%, 6/02/17	EUR	38	42,985
Facility A3, , 1.98%, 6/02/17		10	10,746
Tranche B, , 1.98%, 6/02/17		69	77,166
Tranche C, , 1.98%, 6/02/17		100	112,515
Mallinckrodt International Finance SA, Initial Term B Loan, 3.25%, 3/19/21	USD	3,505	3,501,551
Onex Wizard Acquisition Company II S.C.A., Initial Euro Term Loan, 5.25%, 3/11/22	EUR	11,800	13,361,735
Oxea Finance & Cy SCA (Oxea Finance LLC): Term Loan (Second Lien), , 8.25%, 7/15/20	USD	320	296,000
Tranche B-2 Term Loan (First Lien), , 4.25%, 1/15/20		2,610	2,554,782
Travelport Finance (Luxembourg) S.à r.l., Initial Term Loan, 5.75%, 9/02/21		11,132	11,238,189

			49,841,415
Netherlands — 1.3%
Action Holding BV (FKA Peer Holdings BV), Term B (A2),, 4.78%, 1/13/21	EUR	10,810	12,265,956
Amaya Holdings BV, Initial Term B Loan (First Lien), 5.00%, 8/01/21	USD	4,701	4,704,337
Ceva Intercompany BV, Dutch BV Term Loan, 6.50%, 3/19/21		751	702,765
Charger OpCo BV, Term B-1 EUR Loan, 0.00%, 7/23/21	EUR	22,230	25,159,920
Maxeda DIY Holding BV:
Term D-1 Loan, , 4.02%, 6/29/17		265	283,642
Term D-2 Loan, , 4.02%, 6/29/17		2,566	2,748,377
Yellow Maple Holding BV:
Facility B1, , 4.02%, 9/17/21		9,195	10,394,307
Facility B3, , 5.06%, 9/23/21	GBP	5,250	8,107,050
Ziggo BV:
EUR B1 Facility, , 3.75%, 1/15/22	EUR	2,692	3,027,815
EUR B2 Facility, , 3.75%, 1/15/22		1,734	1,950,769
EUR B3 Facility, , 3.75%, 1/15/22		4,872	5,479,896

			74,824,834
Spain — 0.2%
Car Rentals Subsidiary S.L.U. (AKA Goldcar), Facility B, 6.50%, 6/18/20		7,380	8,120,909
United Kingdom — 1.4%
Bestway UK Holdco Ltd., Facility B, 5.26%, 10/06/21	GBP	11,170	17,242,369
Ceva Group PLC (FKA Louis No.1 PLC/TNT Logistics), Pre-Funded L/C Loan, 6.50%, 3/19/21	USD	719	673,147
Iglo Foods Midco Ltd., Facility B2, 5.25%, 6/30/20	GBP	4,450	6,834,257
Nelson Bidco Ltd.:
Initial Term Loan (First Lien), , 5.43%, 12/10/21		10,544	16,292,717
Initial Term Loan (Second Lien), , 8.25%, 12/09/22	GBP	9,800	15,155,724

Floating Rate Loan Interests		Par (000)	Value
United Kingdom (concluded)
Saga Mid Co. Ltd., Facility A, 2.81%, 4/25/19	GBP	9,080	$13,432,467
Virgin Media Investment Holdings Ltd.:
B Facility, , 3.50%, 6/07/20	USD	440	440,421
E Facility, , 4.25%, 6/30/23	GBP	7,970	12,272,652

			82,343,754
United States — 4.3%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (AKA Hamilton Sundstrand), Refinancing Term Loan, 4.00%, 12/13/19	USD	915	892,260
Advantage Sales & Marketing, Inc., Initial Term Loan (First Lien), 4.25%, 7/23/21		4,632	4,645,620
Alliance Laundry Systems LLC, Initial Term Loan (First Lien), 4.25%, 12/10/18		247	247,123
Alliant Holdings I, LLC, Initial Term Loan, 5.00%, 12/20/19		450	450,150
Allied Security Holdings LLC, Closing Date Term Loan (First Lien), 4.25%, 2/12/21		3,619	3,623,327
American Builders & Contractors Supply Co., Inc., Term B Loan, 3.50%, 4/16/20		1,295	1,297,710
American Capital, Ltd. (FKA American Capital Strategies, Ltd.), Term B Loan, 3.50%, 8/22/17		215	214,944
American Energy — Marcellus, LLC, Initial Loan (Second Lien), 8.50%, 8/04/21		12,577	9,063,123
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18		194	172,660
Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Refinanced Term B Loan, 3.75%, 2/01/20		1,141	1,143,193
B/E Aerospace, Inc., Term Loan,, 4.00%, 12/16/21		2,060	2,080,436
Berry Plastics Corp., Term E Loan, 3.75%, 1/06/21		2,107	2,112,418
Biomet, Inc., Dollar Term B-2 Loan, 3.68%, 7/25/17		1,701	1,701,067
BJ’s Wholesale Club, Inc., New 2013 (November) Replacement Loan (First Lien), 4.50%, 9/26/19		1,399	1,405,902
Boyd Gaming Corp., Term B Loan, 4.00%, 8/14/20		2,734	2,748,707
Brand Energy & Infrastructure Services, Inc. (FKA FR Brand Acquisition Corp.), Initial Term Loan, 4.75%, 11/26/20		4,571	4,519,994
Bright Horizons Family Solutions LLC (FKA Bright Horizons Family Solutions, Inc.), Term B Loan, 4.00%, 1/30/20		2,586	2,594,405
Caesars Entertainment Resort Properties, LLC, Term B Loan, 7.00%, 10/11/20		10,046	9,600,665
Capsugel Holdings US, Inc., Initial Term Loan, 3.50%, 8/01/18		1,742	1,745,088
Catalent Pharma Solutions, Inc. (FKA Cardinal Health 409, Inc.), Dollar Term Loan, 4.25%, 5/20/21		3,474	3,502,203
CCC Information Services, Inc. (FKA CCC Holdings, Inc.), Term Loan, 4.00%, 12/20/19		459	459,999
Cengage Learning Acquisitions, Inc. (FKA TL Acquisitions, Inc.), Term Loan, 7.00%, 3/31/20		10,681	10,737,597
Ceva Logistics U.S. Holdings, Inc. (FKA Louis U.S. Holdco, Inc.), U.S. Term Loan, 6.50%, 3/19/21		1,036	969,332
Connolly Intermediate, Inc., Initial Term Loan (First Lien), 5.00%, 5/14/21		3,920	3,943,662
Continental Building Products LLC, First Lien Term Loan, 4.00%, 8/28/20		2,060	2,060,166
CPG International, Inc., Term Loan, 4.75%, 9/30/20		2,714	2,700,107

BLACKROCK FUNDS	APRIL 30, 2015	15

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests		Par (000)	Value
United States (continued)
Dell International LLC, Term C Loan, 3.75%, 10/29/18	USD	13,209	$13,234,051
DJO Finance LLC (ReAble Therapeutics Finance LLC), New Tranche B Term Loan, 4.25%, 9/15/17		175	174,545
Dynegy, Inc., Tranche B-2 Term Loan, 4.00%, 4/23/20		1,164	1,170,817
Energy Future Intermediate Holding Co. LLC (EFIH Finance, Inc.), Term Loan, 4.25%, 6/19/16		3,665	3,684,864
Evergreen Acqco 1 LP, New Term Loan, 5.00%, 7/09/19		975	957,333
EWT Holdings III Corp. (FKA WTG Holdings III Corp.), Term Loan (First Lien), 4.75%, 1/15/21		1,896	1,905,480
First Data Corp.:
2018 New Dollar Term Loan, , 3.68%, 3/23/18		17,070	17,102,092
2018B Second New Term Loan, , 3.68%, 9/24/18		1,005	1,006,256
Freescale Semiconductor, Inc.:
Tranche B-4 Term Loan, , 4.25%, 2/28/20		1,034	1,037,876
Tranche B-5 Term Loan, , 5.00%, 1/15/21		3,740	3,770,728
Gates Global LLC, Initial Dollar Term Loan, 4.25%, 7/05/21		8,920	8,920,175
Generac Power Systems, Inc., Term B Loan, 3.25%, 5/31/20		1,186	1,185,157
Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loam, 3.18%, 2/27/21		8,979	8,999,144
HD Supply, Inc., Term Loan 2014, 4.00%, 6/28/18		1,403	1,407,739
IMS Health, Inc., Term B Dollar Loan, 3.50%, 3/17/21		8,365	8,360,862
Infor (U.S.), Inc. (FKA Lawson Software, Inc.), Tranche B-5 Term Loan, 3.75%, 6/03/20		2,832	2,826,924
Interactive Data Corp., Term Loan, 4.75%, 5/02/21		4,814	4,842,218
J. Crew Group, Inc., Initial Loan, 4.00%, 3/05/21		5,802	5,429,025
Kleopatra Holdings 2 SCA, Term Loan, 5.00%, 4/22/20		5,310	5,993,105
Las Vegas Sands LLC, Term B Loan, 3.25%, 12/19/20		5,333	5,334,900
Level 3 Financing, Inc.:
Tranche B 2020 Term Loan, , 4.00%, 1/15/20		405	405,887
Tranche B 2022 Term Loan, , 4.50%, 1/31/22		11,885	11,892,488
Macdermid, Incorporated (Platform Specialty Products Co.), Tranche B Term Loan (First Lien), 4.50%, 6/07/20		1,130	1,139,581
MGM Resorts International (MGM Grand Detroit, LLC), Term B Loan, 3.50%, 12/20/19		831	830,526
Michaels Stores, Inc., Term B Loan, 3.75%, 1/28/20		1,303	1,306,294
Northwest Airlines, Inc.:
Term B757-200 Loan, , 1.63%, 9/10/18		323	309,432
Term B757-200 Loan, , 1.63%, 9/10/18		321	307,198
Term B757-300 Loan, , 2.25%, 3/10/17		300	293,684
Term B757-300 Loan, , 2.25%, 3/10/17		300	292,816
Term B757-300 Loan, , 1.63%, 9/10/18		319	304,964
Offshore Group Investment Ltd. (Vantage Drilling Co.), Second Term Loan, 5.75%, 3/28/19		256	165,764
Ortho-Clinical Diagnostics Holdings Luxembourg S.à r.l., Initial Term Loan, 4.75%, 6/30/21		3,722	3,708,848
Par Pharmaceutical Companies, Inc. (Par Pharmaceutical, Inc.), Term B-2 Loan, 4.00%, 9/30/19		2,273	2,275,085

Floating Rate Loan Interests		Par (000)	Value
United States (concluded)
Party City Holdings, Inc., 2014 Replacement Term Loan, 4.00%, 7/27/19	USD	5,350	$5,362,544
PetCo Animal Supplies, Inc., New Loans, 4.00%, 11/24/17		195	196,071
Petsmart, Inc., Term Loan, 5.00%, 3/11/22		3,405	3,445,281
Pinnacle Entertainment, Inc., Tranche B-2 Term Loan, 3.75%, 8/13/20		988	991,244
Pinnacle Foods Finance LLC, Tranche H Term Loan, 3.00%, 4/29/20		1,349	1,348,816
Realogy Group LLC (FKA Realogy Corp.), Extended Synthetic Commitment, 0.03%, 10/10/16		6	6,051
Rexnord LLC/RBS Global, Inc., Term B Loan, 4.00%, 8/21/20		2,366	2,373,694
Rite Aid Corp., Tranche 1 Term Loan (Second Lien), 5.75%, 8/21/20		360	364,050
Riverbed Technology, Inc., Term Loan, 6.00%, 2/25/22		2,220	2,243,310
ROC Finance LLC, Funded Term B Loan, 5.00%, 6/20/19		404	399,476
Sabre GLBL, Inc. (FKA Sabre, Inc.), Term B Loan, 4.00%, 2/19/19		4,950	4,973,737
Sequa Corp., Initial Term Loan, 5.25%, 6/19/17		1,160	1,050,109
The ServiceMaster Co. LLC, Initial Term Loan, 4.25%, 7/01/21		8,612	8,636,355
Spin Holdco, Inc., Initial Term Loan (First Lien), 4.25%, 11/14/19		4,356	4,359,366
Surgery Center Holdings, Inc., Initial Term Loan (First Lien), 5.25%, 11/03/20		2,213	2,230,090
TIBCO Software, Inc., Term Loan,, 6.50%, 12/04/20		5,710	5,784,972
Tribune Co., Initial Term Loan, 4.00%, 12/27/20		323	324,153
Univision Communications, Inc., Replacement First-Lien Term Loan, 4.00%, 3/01/20		6,545	6,548,833
WESCO Distribution, Inc., Tranche B-1 Loan, 3.75%, 12/12/19		142	142,474
Wilsonart LLC, Initial Term Loan, 4.00%, 10/31/19		2,585	2,580,853

			248,569,195
Total Floating Rate Loan Interests — 10.1%			585,061,530

Foreign Government Obligations
Croatia — 0.1%
Republic of Croatia, 3.88%, 5/30/22	EUR	3,700	4,339,676
Germany — 0.2%
Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, 4/15/23		10,700	13,488,445
Greece — 0.2%
Hellenic Republic:
3.38%, 7/17/17		9,071	7,441,746
3.00%, 2/24/24 (k)		9,880	6,532,011

			13,973,757
Hungary — 0.1%
Hungary Government International Bond, 5.38%, 3/25/24	USD	4,500	5,056,200

16	BLACKROCK FUNDS	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Foreign Government Obligations		Par (000)	Value
Indonesia — 0.3%
Republic of Indonesia:
2.88%, 7/08/21	EUR	3,700	$4,362,277
5.88%, 1/15/24	USD	2,500	2,871,875
4.13%, 1/15/25		1,110	1,134,920
6.75%, 1/15/44		4,100	5,186,500
5.13%, 1/15/45		505	518,888

			14,074,460
Italy — 1.8%
Buoni Poliennali Del Tesoro:
5.50%, 9/01/22	EUR	55,140	80,667,271
5.50%, 11/01/22		4,910	7,215,929
3.10%, 9/15/26		10,700	16,322,937

			104,206,137
Portugal — 0.2%
Republic of Portugal, 5.13%, 10/15/24	USD	12,875	13,910,794
Romania — 0.1%
Republic of Romanian, 3.63%, 4/24/24	EUR	3,500	4,447,066
Russia — 0.2%
Russia Federation, 7.50%, 3/31/30 (k)	USD	8,375	9,796,489
Serbia — 0.1%
Republic of Serbia, 5.88%, 12/03/18		4,600	4,854,380
Slovenia — 0.1%
Republic of Slovenia, 4.63%, 9/09/24	EUR	3,400	4,940,554
Spain — 2.4%
Kingdom of Spain:
5.40%, 1/31/23		90,340	132,936,001
4.40%, 10/31/23		5,339	7,472,837

			140,408,838
Sri Lanka — 0.0%
Republic of Sri Lanka, 6.25%, 10/04/20	USD	1,400	1,449,000
Venezuela — 0.0%
Bolivarian Republic of Venezuela, 11.75%, 10/21/26		1,500	761,250
Total Foreign Government Obligations — 5.8%			335,707,046

Investment Companies — 0.0%		Shares
Market Vectors Gold Miners ETF		121,000	2,433,310

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities — 1.1%
United States — 1.1%
Banc of America Commercial Mortgage Trust, Series 2007-3, Class AJ, 5.74%, 6/10/49 (b)	USD	4,000	4,181,132
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class EPA, 4.42%, 12/15/27 (a)(b)		4,700	4,708,004
COMM PAT Mortgage Trust:
Series 2014-PAT, Class E, 3.33%, 8/15/27 (a)(b)		1,000	1,000,002
Series 2014-PAT, Class F, 2.62%, 8/15/27 (a)(b)		2,000	1,899,102
Series 2014-PAT, Class G, 1.77%, 8/15/27 (a)(b)		2,000	1,812,420

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
United States (concluded)
Core Industrial Trust, Series 2015-CALW, Class G, 3.85%, 2/10/34 (a)(b)	USD	5,640	$5,334,312
Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class AJ, 6.15%, 9/15/39 (b)		3,300	3,450,767
Credit Suisse Commercial Mortgage Trust Series 2007-C4, 6.15%, 9/15/39 (a)(b)		690	694,818
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class AMFX, 4.88%, 4/15/37		928	928,520
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class GFX, 3.49%, 12/15/19 (a)(b)		14,125	12,673,812
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.61%, 11/05/30 (a)(b)		4,673	4,780,843
LB-UBS Commercial Mortgage Trust:
Series 2006-C4, Class B, 6.05%, 6/15/38 (b)		4,710	4,877,954
Series 2007-C1, Class AJ, 5.48%, 2/15/40		11,270	11,663,988
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AJ, 6.15%, 2/15/51 (b)		5,211	5,478,095

			63,483,769
Total Non-Agency Mortgage-Backed Securities — 1.1%			63,483,769

Preferred Securities
Capital Trusts
China — 0.1%
Industrial & Commercial Bank of China Ltd., 6.00% (b)(f)		3,000	3,142,500
France — 1.2%
Credit Agricole Assurances SA, 4.25% (b)(f)	EUR	24,000	28,396,905
Electricite de France SA:
5.00% (b)(f)		7,700	9,826,127
5.88% (b)(f)	GBP	7,300	12,079,450
Orange SA:
4.00% (b)(f)	EUR	3,450	4,087,110
4.25% (b)(f)		4,269	5,087,050
5.00% (b)(f)		7,225	9,121,198

			68,597,840
Germany — 0.2%
HSH Nordbank AG, 7.25% (b)(f)	USD	25,485	11,213,400
Italy — 0.3%
Enel SpA:
6.50%, 1/10/74 (b)	EUR	9,900	12,422,405
5.00%, 1/15/75 (b)		2,720	3,302,611
UniCredit SpA, 6.75% (b)(f)		2,750	3,138,018

			18,863,034
Spain — 1.3%
Banco Bilbao Vizcaya Argentaria SA:
7.00% (b)(f)		13,400	15,422,360
9.00% (b)(f)	USD	9,000	9,731,250
Banco Popular Espanol SA, 11.50% (b)(f)	EUR	13,300	17,307,667
Banco Santander SA, 6.25% (b)(f)		11,200	12,640,699
Gas Natural Fenosa Finance Bv, 4.13% (b)(f)		8,500	10,016,674
Telefonica Europe Bv, 5.00% (b)(f)		9,900	11,977,734

			77,096,384
Switzerland — 0.3%
Credit Suisse Group AG, 6.25% (a)(b)(f)	USD	17,450	17,275,500

BLACKROCK FUNDS	APRIL 30, 2015	17

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Preferred Securities		Par (000)	Value
Capital Trusts
United Kingdom — 0.5%
Coventry Building Society, 6.38% (b)(f)	GBP	3,600	$5,419,589
HBOS Capital Funding LP, 6.85% (b)(f)	USD	4,341	4,452,143
Lloyds Banking Group PLC, 6.38% (b)(f)	EUR	15,614	18,674,876

			28,546,608
United States — 2.9%
Bank of America Corp.:
6.25% (b)(f)	USD	15,385	15,760,009
6.50% (b)(f)		20,000	21,250,000
Citigroup, Inc.:
5.90% (b)(f)		7,374	7,433,914
5.95% (b)(f)		9,206	9,171,477
JPMorgan Chase & Co.:
5.00% (b)(f)		10,000	9,825,000
6.75% (b)(f)		25,341	27,679,974
Morgan Stanley, 5.45% (b)(f)		13,160	13,258,700
NBCUniversal Enterprise, Inc., 5.25% (a)(f)		4,000	4,220,000
State Street Capital Trust IV, 1.27%, 6/15/37 (b)		23,965	20,609,900
Voya Financial, Inc., 5.65%, 5/15/53 (b)(i)		20,000	20,950,000
Wells Fargo & Co.:
5.85% (b)(f)		518	13,615,425
5.88% (b)(f)		6,645	7,052,006

			170,826,405
Total Capital Trusts — 6.8%			395,561,671

Preferred Stocks		Shares
United Kingdom — 0.4%
RBS Capital Funding Trust V, 5.90% (f)		72,103	1,775,897
RBS Capital Funding Trust VI, 6.25% (f)		151,363	3,770,452
RBS Capital Funding Trust VII, Series G, 6.08% (f)		728,691	18,137,119
Royal Bank of Scotland Group PLC,:
6.13% (f)		19,117	471,999
6.60% (f)		95,580	2,392,367

			26,547,834
United States — 0.9%
Actavis PLC, 5.50%, 3/01/18		11,260	11,267,432
Citigroup, Inc., 6.88% (f)	1,162,000		31,629,640
United Technologies Corp., 7.50%, 8/01/15		129,935	7,642,777

			50,539,849
Total Preferred Stocks — 1.3%			77,087,683
Total Preferred Securities — 8.1%			472,649,354
U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Bonds:
4.50%, 11/15/44	USD	7,708	8,110,866
2.50%, 2/15/45 (j)		84,285	80,070,750
U.S. Treasury Notes:
0.75%, 4/15/18 (j)		83,790	83,390,657
1.38%, 3/31/20		11,320	11,283,742
1.38%, 4/30/20 (j)		84,400	84,136,250
1.75%, 3/31/22 (i)		9,260	9,229,618
1.75%, 4/30/22		2,755	2,745,099
2.00%, 2/15/25		123,523	123,021,250
Total U.S. Treasury Obligations — 6.9%			401,988,232

			Value
Total Long-Term Investments (Cost — $6,379,362,154) — 106.6%			$6,202,667,008

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements — 18.1%
Barclays Bank PLC, (4.00)%, Open (Purchased on 1/12/15 to be repurchased at $1,630,491, collateralized by Nigeria Government International Bond, 6.38% due at 7/12/23, original par and fair value of USD 2,700,000 and $2,840,400, respectively)	USD	2,487	2,487,189
Barclays Bank PLC, (0.30)%, Open (Purchased on 12/17/14 to be repurchased at EUR 4,072,987, collateralized by Buoni Poliennali Del Tesoro, 4.50% due at 3/01/26, original par and fair value of EUR 3,250,000 and $4,699,707, respectively)	EUR	4,217	4,734,774
Barclays Capital, Inc., (1.50)%, Open (Purchased on 4/27/15 to be repurchased at $14,963,202, collateralized by Freeport-McMoRan, Inc., 3.10% due at 3/15/20, original par and fair value of USD 16,515,000 and $16,321,527, respectively)	USD	16,164	16,164,056
Barclays Capital, Inc., (1.00)%, Open (Purchased on 4/28/15 to be repurchased at $9,969,234, collateralized by Anadarko Petroleum Corp., 3.45% due at 7/15/24, original par and fair value of USD 10,600,000 and $10,758,512, respectively)		10,998	10,997,500
Barclays Capital, Inc., (0.35)%, Open (Purchased on 3/18/15 to be repurchased at $2,647,995, collateralized by Continental Resources, Inc., 3.80% due at 6/01/24, original par and fair value of USD 3,000,000 and $2,882,583, respectively)		2,738	2,737,500
Barclays Capital, Inc., (0.15)%, Open (Purchased on 12/16/14 to be repurchased at $23,290,758, collateralized by Potash Corp. of Saskatchewan, Inc., 5.63% due at 12/01/40, original par and fair value of USD 19,999,000 and $24,545,093, respectively)		24,249	24,248,787
Barclays Capital, Inc., (0.15)%, Open (Purchased on 2/10/15 to be repurchased at $8,588,568, collateralized by Total Capital International SA, 3.75% due at 4/10/24, original par and fair value of USD 8,000,000 and $8,488,888, respectively)		8,710	8,710,000
Barclays Capital, Inc., (0.15)%, Open (Purchased on 2/13/15 to be repurchased at $39,534,057, collateralized by Royal Bank of Canada, 2.15% due at 3/15/19, original par and fair value of USD 39,097,000 and $39,560,613, respectively)		39,781	39,781,197
Barclays Capital, Inc., (0.15)%, Open (Purchased on 3/04/15 to be repurchased at $31,203,135, collateralized by Kinder Morgan, Inc., 4.30% due at 6/01/25, original par and fair value of USD 30,260,000 and $30,682,278, respectively)		31,697	31,697,350
Barclays Capital, Inc., (0.15)%, Open (Purchased on 4/20/15 to be repurchased at $11,342,293, collateralized by Express Scripts Holding Co., 3.50% due at 6/15/24, original par and fair value of USD 10,890,000 and $11,042,994, respectively)		11,503	11,502,563

18	BLACKROCK FUNDS	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued)
Barclays Capital, Inc., (0.15)%, Open (Purchased on 4/24/15 to be repurchased at $3,204,722, collateralized by Express Scripts Holding Co., 3.50% due at 6/15/24, original par and fair value of USD 3,110,000 and $3,153,692, respectively)	USD	3,250	$3,249,950
Barclays Capital, Inc., (0.10)%, Open (Purchased on 10/14/14 to be repurchased at $5,381,507, collateralized by Wells Fargo & Co., 5.90% (f), original par and fair value of USD 5,265,000 and $5,515,088, respectively)		5,581	5,580,900
Barclays Capital, Inc., (0.10)%, Open (Purchased on 10/16/14 to be repurchased at $10,406,293, collateralized by Pfizer, Inc., 3.40% due at 5/15/24, original par and fair value of USD 10,080,000 and $10,448,616, respectively)		10,508	10,508,400
Barclays Capital, Inc., (0.10)%, Open (Purchased on 10/23/14 to be repurchased at $19,244,445, collateralized by International Business Machines Corp., 4.00% due at 6/20/42, original par and fair value of USD 20,000,000 and $19,290,260, respectively)		19,800	19,800,000
Barclays Capital, Inc., (0.10)%, Open (Purchased on 3/13/15 to be repurchased at $15,090,454, collateralized by Standard Chartered PLC, 5.70% due at 3/26/44, original par and fair value of USD 13,775,000 and $15,050,565, respectively)		15,549	15,548,531
Barclays Capital, Inc., (0.10)%, Open (Purchased on 4/30/15 to be repurchased at $10,395,448, collateralized by Citigroup, Inc., 5.88% due at 1/30/42, original par and fair value of USD 8,600,000 and $10,596,301, respectively)		10,686	10,685,500
Citigroup Global Markets, Inc., (1.00)%, Open (Purchased on 11/12/14 to be repurchased at $2,311,968, collateralized by Motorola Solutions, Inc., 4.00% due at 9/01/24, original par and fair value of USD 2,545,000 and $2,551,604, respectively)		2,567	2,567,269
Citigroup Global Markets, Inc., (0.50)%, Open (Purchased on 2/27/15 to be repurchased at $9,726,981, collateralized by Anadarko Petroleum Corp., 3.45% due at 7/15/24, original par and fair value of USD 10,000,000 and $10,149,540, respectively)		10,213	10,212,500
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 1/12/15 to be repurchased at $19,712,578, collateralized by The Goldman Sachs Group, Inc., 4.80% due at 7/08/44, original par and fair value of USD 18,600,000 and $19,770,721, respectively)		20,321	20,320,500
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 10/01/14 to be repurchased at $24,546,521, collateralized by Morgan Stanley, 2.38% due at 7/23/19, original par and fair value of USD 24,916,000 and $24,997,600, respectively)		24,667	24,666,840
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 10/01/14 to be repurchased at $49,831,100, collateralized by Wells Fargo & Co., 2.13% due at 4/22/19, original par and fair value of USD 50,000,000 and $50,527,500, respectively)		50,063	50,062,500

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued)
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 10/02/14 to be repurchased at $5,386,122, collateralized by Pfizer, Inc., 3.40% due at 5/15/24, original par and fair value of USD 5,230,000 and $5,421,256, respectively)	USD	5,439	$5,439,200
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 10/14/14 to be repurchased at $8,421,905, collateralized by Pfizer, Inc., 3.40% due at 5/15/24, original par and fair value of USD 8,090,000 and $8,385,843, respectively)		8,505	8,504,613
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 11/06/13 to be repurchased at $4,925,872, collateralized by International Business Machines Corp., 3.38% due at 8/01/23, original par and fair value of USD 5,000,000 and $5,196,680, respectively)		4,975	4,975,000
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 11/21/14 to be repurchased at $5,345,430, collateralized by Freeport-McMoRan, Inc., 5.45% due at 3/15/43, original par and fair value of USD 5,746,000 and $5,026,153, respectively)		5,504	5,503,519
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 12/17/14 to be repurchased at $7,516,948, collateralized by Amazon.com, Inc., 3.80% due at 12/05/24, original par and fair value of USD 7,500,000 and $7,801,725, respectively)		7,594	7,593,750
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 12/18/14 to be repurchased at $2,386,532, collateralized by Sunoco Logistics Partners Operations LP, 5.35% due at 5/15/45, original par and fair value of USD 2,500,000 and $2,555,968, respectively)		2,463	2,462,500
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 12/23/14 to be repurchased at $1,454,599, collateralized by Eastman Chemical Co., 3.60% due at 8/15/22, original par and fair value of USD 1,425,000 and $1,471,875, respectively)		1,466	1,465,969
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 3/03/15 to be repurchased at $40,944,425, collateralized by Verizon Communications, Inc., 3.50% due at 11/01/24, original par and fair value of USD 40,000,000 and $40,471,640, respectively)		41,350	41,350,000
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 3/04/15 to be repurchased at $11,133,853, collateralized by Williams Partners LP, 6.30% due at 4/15/40, original par and fair value of USD 10,000,000 and $10,990,630, respectively)		11,425	11,425,000
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 3/10/15 to be repurchased at $46,711,953, collateralized by Anheuser-Busch InBev Finance, Inc., 3.70% due at 2/01/24, original par and fair value of USD 45,000,000 and $47,418,885, respectively)		47,138	47,137,500
Credit Suisse Securities (USA) LLC, (0.15)%, Open (Purchased on 10/01/14 to be repurchased at $49,533,772, collateralized by Bank of America Corp., 2.65% due at 4/01/19, original par and fair value of USD 50,000,000 and $50,860,300, respectively)		49,875	49,875,000

BLACKROCK FUNDS	APRIL 30, 2015	19

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued)
Credit Suisse Securities (USA) LLC, (0.15)%, Open (Purchased on 2/19/15 to be repurchased at $11,098,978, collateralized by Royal Bank of Canada, 2.15% due at 3/15/19, original par and fair value of USD 10,976,000 and $11,106,153, respectively)	USD	11,168	$11,168,080
Credit Suisse Securities (USA) LLC, (0.15)%, Open (Purchased on 4/08/15 to be repurchased at $10,243,716, collateralized by Sysco Corp., 4.50% due at 10/02/44, original par and fair value of USD 10,000,000 and $10,344,480, respectively)		10,725	10,725,000
Credit Suisse Securities (USA) LLC, (0.15)%, Open (Purchased on 4/13/15 to be repurchased at $25,232,360, collateralized by Morgan Stanley, 2.38% due at 7/23/19, original par and fair value of USD 25,084,000 and $25,166,150, respectively)		25,398	25,397,550
Credit Suisse Securities (USA) LLC, 0.00%, 12/31/22 (Purchased on 10/29/14 to be repurchased at $4,925,000, collateralized by Microsoft Corp., 2.38% due at 5/01/23, original par and fair value of USD 5,000,000 and $4,981,630, respectively)		4,925	4,925,000
Deutsche Bank Securities, Inc., (2.00)%, Open (Purchased on 4/27/15 to be repurchased at $3,112,318, collateralized by Freeport-McMoRan, Inc., 3.10% due at 3/15/20, original par and fair value of USD 3,485,000 and $3,444,173, respectively)		3,455	3,454,506
Deutsche Bank Securities, Inc., (0.15)%, Open (Purchased on 10/28/14 to be repurchased at $11,803,953, collateralized by Amazon.com, Inc., 2.50% due at 11/29/22, original par and fair value of USD 12,580,000 and $12,319,204, respectively)		11,951	11,951,000
Deutsche Bank Securities, Inc., (0.15)%, Open (Purchased on 2/11/15 to be repurchased at $8,619,607, collateralized by Statoil ASA, 3.70% due at 3/01/24, original par and fair value of USD 8,000,000 and $8,536,008, respectively)		8,740	8,740,000
Deutsche Bank Securities, Inc., (0.15)%, Open (Purchased on 3/23/15 to be repurchased at $1,726,326, collateralized by Westpac Banking Corp., 2.25% due at 7/30/18, original par and fair value of USD 1,697,000 and $1,732,956, respectively)		1,735	1,735,183
J.P. Morgan Securities LLC, (0.15)%, Open (Purchased on 1/23/15 to be repurchased at $25,632,397, collateralized by Wells Fargo & Co., 4.10% due at 6/03/26, original par and fair value of USD 24,990,000 and $25,900,686, respectively)		26,083	26,083,313
J.P. Morgan Securities LLC, (0.12)%, Open (Purchased on 2/11/15 to be repurchased at $8,181,606, collateralized by ConocoPhillips Co., 3.35% due at 11/15/24, original par and fair value of USD 8,000,000 and $8,163,016, respectively)		8,280	8,280,000

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued)
J.P. Morgan Securities LLC, (0.10)%, Open (Purchased on 3/17/15 to be repurchased at $50,276,397, collateralized by Citigroup, Inc., 2.50% due at 7/29/19, original par and fair value of USD 50,000,000 and $50,465,500, respectively)	USD	50,500	$50,500,000
J.P. Morgan Securities LLC, (0.10)%, Open (Purchased on 4/30/15 to be repurchased at $8,398,787, collateralized by Bank of America Corp., 5.00% due at 1/21/44, original par and fair value of USD 7,750,000 and $8,556,411, respectively)		8,651	8,650,937
J.P. Morgan Securities LLC, 0.21%, Open (Purchased on 4/06/15 to be repurchased at $186,691,038, collateralized by U.S. Treasury Notes, 1.75% due at 2/28/22, original par and fair value of USD 181,715,000 and $181,189,662, respectively)		183,986	183,986,408
JPMorgan Chase Bank N.A., (0.50)%, Open (Purchased on 1/12/15 to be repurchased at $2,483,504, collateralized by Ecuador Government International Bond, 7.95% due at 6/20/24, original par and fair value of USD 3,000,000 and $2,925,000, respectively)		2,608	2,608,266
JPMorgan Chase Bank N.A., (0.18)%, Open (Purchased on 12/16/14 to be repurchased at EUR 12,171,683, collateralized by Federal Republic of Germany, 0.75% due at 2/24/17, original par and fair value of EUR 11,877,000 and $13,571,619, respectively)	EUR	12,221	13,721,806
JPMorgan Chase Bank N.A., (0.18)%, Open (Purchased on 12/16/14 to be repurchased at EUR 6,137,547, collateralized by Federal Republic of Germany, 2.50% due at 1/04/21, original par and fair value of EUR 5,295,000 and $6,772,397, respectively)		6,206	6,968,519
Merrill Lynch, Pierce, Fenner & Smith, Inc., (0.18)%, Open (Purchased on 11/24/14 to be repurchased at $2,477,856, collateralized by International Paper Co., 3.65% due at 6/15/24, original par and fair value of USD 2,500,000 and $2,529,153, respectively)	USD	2,522	2,521,875
Merrill Lynch, Pierce, Fenner & Smith, Inc., (0.18)%, Open (Purchased on 4/30/15 to be repurchased at $9,175,818, collateralized by Morgan Stanley, 6.38% due at 7/24/42, original par and fair value of USD 7,350,000 and $9,498,853, respectively)		9,656	9,656,063
Merrill Lynch, Pierce, Fenner & Smith, Inc., (0.15)%, Open (Purchased on 10/08/14 to be repurchased at $6,599,905, collateralized by Standard Chartered PLC, 5.70% due at 3/26/44, original par and fair value of USD 6,225,000 and $6,801,435, respectively)		6,910	6,909,750
Merrill Lynch, Pierce, Fenner & Smith, Inc., (0.15)%, Open (Purchased on 5/01/14 to be repurchased at $4,737,340, collateralized by Amazon.com, Inc., 2.50% due at 11/29/22, original par and fair value of USD 5,000,000 and $4,896,345, respectively)		4,800	4,800,000

20	BLACKROCK FUNDS	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued)
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.00%, 5/01/15 (Purchased on 4/28/15 to be repurchased at $26,724,225, collateralized by U.S. Treasury Bonds, 3.00% due at 11/15/44, original par and fair value of USD 24,574,000 and $25,858,384, respectively)	USD	26,724	$26,724,225
RBC CAPITAL MARKETS LLC, (3.00)%, Open (Purchased on 4/08/15 to be repurchased at $7,495,779, collateralized by Molson Coors Brewing Co., 3.50% due at 5/01/22, original par and fair value of USD 9,050,000 and $9,289,725, respectively)		9,548	9,547,750
RBC CAPITAL MARKETS LLC, (1.00)%, Open (Purchased on 3/18/15 to be repurchased at $6,155,635, collateralized by Diamond Offshore Drilling, Inc., 4.88% due at 11/01/43, original par and fair value of USD 10,000,000 and $8,484,080, respectively)		8,675	8,675,000
RBC CAPITAL MARKETS LLC, (0.10)%, Open (Purchased on 11/18/14 to be repurchased at $4,924,559, collateralized by Noble Energy, Inc., 3.90% due at 11/15/24, original par and fair value of USD 5,000,000 and $5,119,175, respectively)		4,975	4,975,000
RBC CAPITAL MARKETS LLC, (0.10)%, Open (Purchased on 2/10/15 to be repurchased at $8,204,422, collateralized by BP Capital Markets PLC, 3.81% due at 2/10/24, original par and fair value of USD 8,000,000 and $8,375,096, respectively)		8,280	8,280,000
RBC CAPITAL MARKETS LLC, (0.10)%, Open (Purchased on 2/10/15 to be repurchased at $8,426,711, collateralized by Shell International Finance BV, 3.40% due at 8/12/23, original par and fair value of USD 8,000,000 and $8,414,848, respectively)		8,500	8,500,000
RBC CAPITAL MARKETS LLC, (0.10)%, Open (Purchased on 3/02/15 to be repurchased at $13,465,082, collateralized by ConocoPhillips Co., 6.50% due at 2/01/39, original par and fair value of USD 10,000,000 and $13,223,640, respectively)		13,800	13,800,000
RBC CAPITAL MARKETS LLC, (0.10)%, Open (Purchased on 3/16/15 to be repurchased at $4,986,831, collateralized by Microsoft Corp., 2.70% due at 2/12/25, original par and fair value of USD 5,000,000 and $4,935,960, respectively)		5,038	5,037,500
RBC CAPITAL MARKETS LLC, (0.10)%, Open (Purchased on 3/18/15 to be repurchased at $3,918,999, collateralized by Plains All American Pipeline LP/PAA Finance Corp., 4.90% due at 2/15/45, original par and fair value of USD 3,795,000 and $3,865,242, respectively)		4,042	4,041,675
RBC CAPITAL MARKETS LLC, (0.10)%, Open (Purchased on 3/19/15 to be repurchased at $1,292,753, collateralized by Nabors Industries, Inc., 5.00% due at 9/15/20, original par and fair value of USD 1,300,000 and $1,324,839, respectively)		1,300	1,300,000
RBC CAPITAL MARKETS LLC, (0.10)%, Open (Purchased on 3/19/15 to be repurchased at $5,151,156, collateralized by ONEOK Partners LP, 6.20% due at 9/15/43, original par and fair value of USD 5,150,000 and $5,294,715, respectively)		5,305	5,304,500

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (concluded)
RBC CAPITAL MARKETS LLC, (0.10)%, Open (Purchased on 3/24/15 to be repurchased at $3,979,677, collateralized by Merck & Co., Inc., 2.75% due at 2/10/25, original par and fair value of USD 4,000,000 and $3,962,364, respectively)	USD	4,020	$4,020,000
RBC CAPITAL MARKETS LLC, (0.10)%, Open (Purchased on 3/30/15 to be repurchased at $25,444,060, collateralized by The Goldman Sachs Group, Inc., 2.55% due at 10/23/19, original par and fair value of USD 25,000,000 and $25,282,175, respectively)		25,563	25,562,500
RBC CAPITAL MARKETS LLC, (0.10)%, Open (Purchased on 4/29/15 to be repurchased at $4,304,376, collateralized by Seagate HDD, 4.75% due at 6/01/23, original par and fair value of USD 4,000,000 and $4,196,424, respectively)		4,340	4,340,000
RBC CAPITAL MARKETS LLC, (0.10)%, Open (Purchased on 4/30/15 to be repurchased at $8,518,965, collateralized by JPMorgan Chase & Co., 4.85% due at 2/01/44, original par and fair value of USD 7,800,000 and $8,654,045, respectively)		8,775	8,775,000
Total Short-Term Securities (Cost — $1,056,302,471) — 18.1%			1,053,662,263
Options Purchased
(Cost — $5,860,059) — 0.1%			4,940,589
Total Investments Before Options Written, Borrowed Bonds and Investments Sold Short (Cost — $7,441,524,684*) — 124.8%			7,261,269,860

Options Written
(Premiums Received — $728,702) — (0.0)%			(866,700)
Borrowed Bonds		Par (000)	Value
Corporate Bonds — (14.0)%
Amazon.com, Inc.:
2.50%, 11/29/22	USD	17,580	(17,215,549)
3.80%, 12/05/24		7,500	(7,801,725)
Anadarko Petroleum Corp., 3.45%, 7/15/24		20,600	(20,908,052)
Anheuser-Busch InBev Finance, Inc., 3.70%, 2/01/24		45,000	(47,418,885)
Bank of America Corp.:
2.65%, 4/01/19		50,000	(50,860,300)
5.00%, 1/21/44		7,750	(8,556,411)
BP Capital Markets PLC, 3.81%, 2/10/24		8,000	(8,375,096)
Cisco Systems, Inc., 3.63%, 3/04/24		5,025	(5,328,676)
Citigroup, Inc.:
2.50%, 7/29/19		50,000	(50,465,500)
5.88%, 6/01/23		8,600	(10,596,301)
ConocoPhillips Co.:
3.35%, 11/15/24		8,000	(8,163,016)
6.50%, 2/01/39		10,000	(13,223,640)
Continental Resources, Inc., 3.80%, 6/01/24		3,000	(2,882,583)
Diamond Offshore Drilling, Inc., 4.88%, 11/01/43		10,000	(8,484,080)
Eastman Chemical Co., 3.60%, 8/15/22		1,425	(1,471,875)
Express Scripts Holding Co., 3.50%, 6/15/24		14,000	(14,196,686)
Freeport-McMoRan, Inc.:
3.10%, 3/15/20		20,000	(19,765,700)

BLACKROCK FUNDS	APRIL 30, 2015	21

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund
(Percentages shown are based on Net Assets)

Borrowed Bonds		Par (000)	Value
Corporate Bonds (concluded)
5.45%, 3/15/43	USD	5,746	$(5,026,153)
The Goldman Sachs Group, Inc.:
2.55%, 10/23/19		25,000	(25,282,175)
4.80%, 7/08/44		18,600	(19,770,721)
International Business Machines Corp.:
3.38%, 8/01/23		5,000	(5,196,680)
4.00%, 6/20/42		22,632	(21,828,858)
International Paper Co., 3.65%, 6/15/24		2,500	(2,529,153)
JPMorgan Chase & Co., 4.85%, 2/01/44		7,800	(8,654,045)
Kinder Morgan, Inc., 4.30%, 6/01/25		30,260	(30,682,278)
Merck & Co., Inc., 2.75%, 2/10/25		4,000	(3,962,364)
Microsoft Corp.:
2.38%, 5/01/23		5,000	(4,981,630)
2.70%, 2/12/25		7,250	(7,157,142)
Molson Coors Brewing Co., 3.50%, 5/01/22		9,050	(9,289,725)
Morgan Stanley:
2.38%, 7/23/19	USD	50,000	(50,163,750)
6.38%, 7/24/42		7,350	(9,498,853)
Motorola Solutions, Inc., 4.00%, 9/01/24		2,545	(2,551,604)
Nabors Industries, Inc., 5.00%, 9/15/20		1,300	(1,324,839)
Noble Energy, Inc., 3.90%, 11/15/24		5,000	(5,119,175)
ONEOK Partners LP, 6.20%, 9/15/43		5,150	(5,294,715)
Pfizer, Inc., 3.40%, 5/15/24		23,400	(24,255,715)
Plains All American Pipeline LP/PAA Finance Corp., 4.90%, 2/15/45		3,795	(3,865,242)
Potash Corp. of Saskatchewan, Inc., 5.63%, 12/01/40		19,999	(24,545,093)
Royal Bank of Canada, 2.15%, 3/15/19		50,073	(50,666,766)
Seagate HDD, 4.75%, 6/01/23		4,000	(4,196,424)
Shell International Finance BV, 3.40%, 8/12/23		8,000	(8,414,848)
Standard Chartered PLC, 5.70%, 3/26/44 (a)		20,000	(21,852,000)
Statoil ASA, 3.70%, 3/01/24		8,000	(8,536,008)
Sunoco Logistics Partners Operations LP, 5.35%, 5/15/45		2,500	(2,555,968)
Sysco Corp., 4.50%, 10/02/44		10,000	(10,344,480)
Total Capital International SA, 3.75%, 4/10/24		8,000	(8,488,888)
Verizon Communications, Inc., 3.50%, 11/01/24		40,000	(40,471,640)
Wells Fargo & Co.:
5.90% (b)(f)		5,265	(5,515,088)
2.13%, 4/22/19		50,000	(50,527,500)
4.10%, 6/03/26		24,990	(25,900,686)
Westpac Banking Corp., 2.25%, 7/30/18		1,697	(1,732,956)
Williams Partners LP, 6.30%, 4/15/40		10,000	(10,990,630)

			(816,887,867)
Foreign Government Obligations — (0.5)%
Ecuador Government International Bond, 7.95%, 6/20/24	USD	3,000	(2,925,000)
Federal Republic of Germany:
0.75%, 2/24/17	EUR	11,877	(13,571,619)
2.50%, 1/04/21		5,295	(6,772,397)
Nigeria Government International Bond, 6.38%, 7/12/23	USD	2,700	(2,840,400)

			(26,109,416)
U.S. Treasury Obligations — (3.6)%
U.S. Treasury Bonds, 3.00%, 11/15/44		29,164	(30,688,285)
U.S. Treasury Notes, 1.75%, 2/28/22		181,715	(181,189,662)

			(211,877,947)
Total Borrowed Bonds (Proceeds — $1,053,823,657) — (18.1)%			(1,054,875,230)

Investments Sold Short		Shares	Value
Common Stocks — (0.6)%
3M Co.		9,050	$(1,415,330)
Amazon.com, Inc. (d)		7,650	(3,226,617)
American Airlines Group, Inc.		5,000	(241,425)
Antero Resources Corp.		8,450	(374,420)
Bank of America Corp.		93,000	(1,481,490)
California Resources Corp.		314,200	(2,922,060)
Caterpillar, Inc.		61,890	(5,377,003)
Cheniere Energy, Inc. (d)		8,225	(629,130)
Citigroup, Inc.		37,700	(2,010,164)
Ford Motor Co.		47,750	(754,450)
Genworth Financial, Inc., Class A		127,480	(1,120,549)
Hewlett-Packard Co.		68,710	(2,265,369)
JPMorgan Chase & Co.		25,000	(1,581,500)
Kinder Morgan, Inc.		25,500	(1,095,225)
Powershares Senior Loan Portfolio		243,500	(5,887,830)
SPDR S&P Oil & Gas Exploration & Production ETF		60,000	(3,305,400)
Texas Instruments, Inc.		27,700	(1,501,617)
Whiting Petroleum Corp. (d)		7,600	(288,116)

			(35,477,695)
Corporate Bonds — (0.6)%		Par (000)	Value
Oracle Corp., 2.95%, 05/15/25	USD	4,000	(3,960,228)
Wachovia Capital Trust III, 5.57% (b)(f)		20,000	(19,925,000)
The Williams Cos., Inc., 4.55%, 06/24/24 (i)		9,990	(9,820,360)

			(33,705,588)

Investment Companies — (0.9)%	Shares		Value
Consumer Discretionary Select Sector SPDR Fund		6,650	(500,812)
Financial Select Sector SPDR Fund		213,000	(5,139,690)
Health Care Select Sector SPDR Fund		48,800	(3,497,984)
Industrial Select Sector SPDR Fund		9,000	(500,670)
iShares iBoxx $ High Yield Corporate Bond ETF (l)		238,975	(21,744,335)
iShares U.S. Preferred Stock ETF (l)		382,500	(15,277,050)
Market Vector Semiconductor ETF		50,375	(2,793,798)

			(49,454,339)
Total Investments Sold Short (Proceeds — $116,237,301) — (2.1)%			(118,637,622)
Total Investments Net of Options Written, Borrowed Bonds and Investments Sold Short — 104.6%			6,086,890,308
Liabilities in Excess of Other Assets — (4.6)%			(267,033,819)

Net Assets — 100.0%			$5,819,856,489

22	BLACKROCK FUNDS	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Notes to Schedule of Investments

*	As of April 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$7,443,785,508

Gross unrealized appreciation	$97,237,643
Gross unrealized depreciation	(279,753,291)

Net unrealized depreciation	$(182,515,648)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Zero-coupon bond.

(d)	Non-income producing security.

(e)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(f)	Security is perpetual in nature and has no stated maturity date.

(g)	Convertible security.

(h)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(i)	All or a portion of security has been pledged as collateral in connection with outstanding borrowed bonds.

(j)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(k)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(l)	During the period ended April 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2014	Shares Sold	Shares Held at April 30, 2015	Value at April 30, 2015	Income/ (Expense)	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	668,356,706	(668,356,706)[1]	—	—	$93,713	$47,877
iShares iBoxx $ High Yield Corporate Bond ETF	—	(238,975)	(238,975)	$(21,744,335)	$(182,070)	—
iShares U.S. Preferred Stock ETF	—	(382,500)	(382,500)	$(15,277,050)	$(256,418)	—

[1]	Represents net shares sold.

•	As of April 30, 2015, reverse repurchase agreements outstanding were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Royal Bank of Canada	0.34%	2/17/15	Open	$20,000,000	$20,013,789
Royal Bank of Canada	0.39%	3/05/15	Open	41,599,700	41,625,388
Royal Bank of Canada	0.39%	3/05/15	Open	19,750,000	19,762,196
Royal Bank of Canada	0.39%	3/27/15	Open	18,800,000	18,807,128
Royal Bank of Canada	0.39%	3/27/15	Open	19,800,000	19,807,508
Royal Bank of Canada	0.39%	3/30/15	Open	11,112,150	11,116,002
Royal Bank of Canada	0.39%	3/30/15	Open	13,006,500	13,011,009
Royal Bank of Canada	0.39%	4/01/15	Open	11,775,000	11,778,827
Royal Bank of Canada	0.39%	4/02/15	Open	5,730,000	5,731,800
BNP Paribas Securities Corp.	0.39%	4/09/15	Open	9,650,000	9,652,300
BNP Paribas Securities Corp.	0.39%	4/09/15	Open	10,929,000	10,931,605
BNP Paribas Securities Corp.	0.39%	4/09/15	Open	9,931,000	9,933,367
Royal Bank of Canada	0.39%	4/09/15	Open	12,134,325	12,137,086
BNP Paribas Securities Corp.	0.12%	4/16/15	Open	83,895,000	83,902,690
Royal Bank of Canada	0.39%	4/20/15	Open	35,175,000	35,179,192
J.P. Morgan Securities LLC	0.10%	4/30/15	5/01/15	83,475,788	83,476,019
Merrill Lynch, Pierce, Fenner & Smith Inc.	0.25%	4/30/15	5/01/15	73,815,000	73,815,513
BNP Paribas Securities Corp.	0.39%	4/30/15	Open	19,600,000	19,600,212
Royal Bank of Canada	0.34%	4/30/15	Open	19,750,000	19,750,192
Royal Bank of Canada	0.34%	4/30/15	Open	19,500,000	19,500,184
Total				$539,428,463	$539,532,007

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

BLACKROCK FUNDS	APRIL 30, 2015	23

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

•	As of April 30, 2015, financial futures contracts outstanding were as follows:

Contracts Long/ (Short)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
	Euro-Bobl 4.5 to 5.5-Year Bond Future
2,874	Put Options, Strike Price EUR 128.75	Eurex	May 2015	USD	774,498	$292,651
	Euro-Bund 8.5-10.5-Year Bond Future
1,169	Put Options, Strike Price EUR 156	Eurex	May 2015	USD	669,433	(195,920)
(4,067)	Euro-Bobl	Eurex	June 2015	USD	588,182,665	1,884,227
(3,437)	Euro-Bund	Eurex	June 2015	USD	604,742,811	893,816
(1,713)	Euro-Schatz	Eurex	June 2015	USD	213,838,888	(55,574)
(264)	E-Mini S&P 500	Chicago Mercantile	June 2015	USD	27,441,480	(84,890)
631	Euro STOXX 50 Index	Eurex	June 2015	USD	25,279,960	(666,173)
(1,518)	Euro STOXX Banks Index	Eurex	June 2015	USD	13,022,289	(252,967)
(155)	NASDAQ 100 E-Mini	Chicago Mercantile	June 2015	USD	13,665,575	(346,562)
(56)	Russell 2000 Mini Index	NYSE Liffe	June 2015	USD	6,811,840	(34,600)
(195)	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	June 2015	USD	31,120,781	476,493
(561)	Long Gilt British	NYSE Liffe	June 2015	USD	101,716,604	411,535
(7)	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	June 2015	USD	1,534,859	305
(455)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	June 2015	USD	54,660,430	(154,739)
(1,132)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	June 2015	USD	145,320,500	(294,536)
(307)	U.S. Ultra Treasury Bonds	Chicago Board of Trade	June 2015	USD	50,501,500	909,848
(242)	Euro Dollar Futures	Chicago Mercantile	December 2016	USD	59,668,125	(196,295)
Total						$2,586,619

•	As of April 30, 2015, forward foreign currency exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	4,300,000	USD	4,674,135	BNP Paribas S.A.	5/07/15	$154,566
EUR	8,400,000	USD	9,063,659	Deutsche Bank AG	5/07/15	369,150
EUR	26,126,000	USD	28,054,386	Goldman Sachs International	5/07/15	1,283,898
EUR	2,290,000	USD	2,498,831	HSBC Bank PLC	5/07/15	72,733
EUR	20,000,000	USD	21,663,640	HSBC Bank USA N.A.	5/07/15	795,431
EUR	3,500,000	USD	3,802,820	JPMorgan Chase Bank N.A.	5/07/15	127,517
EUR	7,644,000	USD	8,159,115	JPMorgan Chase Bank N.A.	5/07/15	424,742
EUR	16,500,000	USD	17,661,848	JPMorgan Chase Bank N.A.	5/07/15	866,886
EUR	19,720,000	USD	21,649,425	UBS AG	5/07/15	495,219
USD	11,824,820	EUR	11,100,000	Barclays Bank PLC	5/07/15	(639,964)
USD	5,192,046	EUR	4,901,000	BNP Paribas S.A.	5/07/15	(311,549)
USD	4,510,244	EUR	4,201,000	Royal Bank of Scotland PLC	5/07/15	(207,283)
USD	19,290,698	EUR	17,917,000	State Street Bank and Trust Co.	5/07/15	(829,260)
USD	1,192,173	EUR	1,105,000	State Street Bank and Trust Co.	5/07/15	(48,691)
USD	521,233,959	EUR	484,235,000	UBS AG	5/07/15	(22,539,444)
USD	476,482,000	EUR	426,281,000	UBS AG	6/03/15	(2,211,754)
EUR	19,400,000	USD	21,211,962	Royal Bank of Scotland PLC	6/05/15	581,707
USD	2,046,060,000	EUR	1,800,000,000	Citibank N.A.	6/05/15	23,967,062
USD	154,792,100	GBP	100,000,000	Citibank N.A.	6/05/15	1,332,190
GBP	2,270,000	USD	3,468,451	Citibank N.A.	7/21/15	14,023
GBP	7,681,000	USD	11,460,835	Citibank N.A.	7/21/15	322,815
GBP	7,400,000	USD	11,220,546	The Bank of New York Mellon	7/21/15	132,014
USD	408,301	CAD	500,000	Citibank N.A.	7/21/15	(5,633)
USD	399,885	CNH	2,500,000	BNP Paribas S.A.	7/21/15	152
USD	2,719,023	CNH	16,989,000	JPMorgan Chase Bank N.A.	7/21/15	2,600

24	BLACKROCK FUNDS	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

As of April 30, 2015, forward foreign currency exchange contracts outstanding were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	144,831,846	GBP	97,954,000	Barclays Bank PLC	7/21/15	$(5,442,295)
USD	931,590	GBP	623,000	Morgan Stanley Capital Services LLC	7/21/15	(24,173)
Total						$(1,317,341)

•	As of April 30, 2015, exchange-traded options purchased were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Value
Bank of America Corp.	Put	USD	15.50	5/01/15	3,000	$24,000
JPMorgan Chase Bank N.A.	Put	USD	60.50	5/01/15	1,000	7,000
Micron Technology, Inc.	Put	USD	28.00	5/01/15	750	12,000
Morgan Stanley & Co. LLC	Put	USD	35.50	5/01/15	1,500	6,000
PowerShares QQQ Trust Series 1	Put	USD	103.00	5/01/15	2,000	62,000
Ford Motor Co.	Put	USD	15.50	5/08/15	1,750	15,750
PowerShares QQQ Trust Series 1	Put	USD	102.00	5/08/15	1,250	10,000
Chesapeake Energy Corp.	Put	USD	15.00	5/15/15	1,500	63,750
Consumer Discretionary Select Sector SPDR Fund	Put	USD	74.00	5/15/15	1,000	51,000
eBay, Inc.	Put	USD	55.00	5/15/15	1,000	14,500
Health Care Select Sector SPDR Fund	Put	USD	70.00	5/15/15	1,000	46,000
Market Vector Semiconductor ETF	Put	USD	54.00	5/15/15	1,000	42,500
PowerShares QQQ Trust Series 1	Put	USD	107.50	5/15/15	1,000	124,000
iShares Russell 2000 ETF	Put	USD	122.50	5/22/15	1,000	256,500
PowerShares QQQ Trust Series 1	Put	USD	105.50	5/22/15	1,750	148,750
Amazon Com, Inc.	Put	USD	375.00	5/29/15	100	10,100
Chesapeake Energy Corp.	Put	USD	14.50	5/29/15	1,000	47,500
Financial Select Sector SPDR Fund	Put	USD	23.50	5/29/15	2,500	40,000
Health Care Select Sector SPDR Fund	Put	USD	72.50	5/29/15	1,000	186,000
PowerShares QQQ Trust Series 1	Put	USD	105.00	5/29/15	1,500	138,000
SPDR S&P 500 ETF Trust	Put	USD	205.00	5/29/15	1,000	186,500
Texas Instruments, Inc.	Put	USD	56.00	5/29/15	500	119,000
iShares Russell 2000 ETF	Put	USD	122.00	6/05/15	1,000	364,000
SPDR S&P Oil & Gas Exploration & Production ETF	Put	USD	53.00	6/19/15	1,500	291,750
Volkswagen AG	Put	EUR	150.00	12/18/15	4,937	665,222
Total						$2,931,822

•	As of April 30, 2015, OTC interest rate swaptions purchased were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
10-Year Interest Rate Swap	Citibank N.A.	Put	2.40%	Pay	3-month LIBOR	7/23/15	USD	186,000	$1,194,087
5-Year Interest Rate Swap	Citibank N.A.	Put	1.95%	Pay	3-month LIBOR	7/23/15	USD	300,000	814,680
Total									$2,008,767

•	As of April 30, 2015, exchange-traded options written were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Value
Micron Technology, Inc.	Put	USD	25.00	5/01/15	750	$(2,250)
Morgan Stanley & Co. LLC	Put	USD	33.50	5/01/15	1,500	(6,000)
PowerShares QQQ Trust Series 1	Put	USD	97.00	5/08/15	1,250	(5,000)
Chesapeake Energy Corp.	Put	USD	14.00	5/15/15	1,500	(292,500)
eBay, Inc.	Put	USD	50.00	5/15/15	1,000	(5,000)
Health Care Select Sector SPDR Fund	Put	USD	65.00	5/15/15	1,000	(7,000)
iShares Russell 2000 ETF	Put	USD	117.50	5/22/15	1,000	(89,500)
Amazon Com, Inc.	Put	USD	340.00	5/29/15	100	(2,700)
Chesapeake Energy Corp.	Put	USD	12.50	5/29/15	1,000	(18,000)

BLACKROCK FUNDS	APRIL 30, 2015	25

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

As of April 30, 2015, exchange-traded options written were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Value
SPDR S&P 500 ETF Trust	Put	USD	200.00	5/29/15	1,000	$(97,000)
Texas Instruments, Inc.	Put	USD	52.00	5/29/15	500	(27,250)
iShares Russell 2000 ETF	Put	USD	117.00	6/05/15	1,000	(187,000)
SPDR S&P Oil & Gas Exploration & Production ETF	Put	USD	49.00	6/19/15	1,500	(127,500)
Total						$(866,700)

•	As of April 30, 2015, centrally cleared credit default swaps — buy protection outstanding were as follows:

Index	Pay Fixed Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
iTraxx Europe Crossover Series 22 Version 1	5.00%	InterContinental Exchange	12/20/19	EUR	118,691	$10,266,037
iTraxx Sub Financials Series 22 Version 1	1.00%	InterContinental Exchange	12/20/19	EUR	45,400	(271,538)
CDX.NA.HY Series 24 Version 1	5.00%	Chicago Mercantile	6/20/20	USD	122,500	(929,358)
iTraxx Europe Crossover Series 23 Version 1	5.00%	InterContinental Exchange	6/20/20	EUR	108,598	(1,188,172)
Total						$7,876,969

•	As of April 30, 2015, centrally cleared credit default swaps — sold protection outstanding were as follows:

Index	Receive Fixed Rate	Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
iTraxx Europe Crossover Series 21 Version 1	5.00%	InterContinental Exchange	6/20/19	BBB	EUR	26,383	$192,438
iTraxx Europe Series 21 Version 1	1.00%	InterContinental Exchange	6/20/19	A-	EUR	22,298	63,738
Total							$256,176

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	As of April 30, 2015, centrally cleared interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.81%[1]	3-month LIBOR	Chicago Mercantile	9/23/16	USD	5,000	$(17,364)
1.03%[1]	3-month LIBOR	Chicago Mercantile	4/07/17	USD	8,000	(41,423)
1.01%[1]	3-month LIBOR	Chicago Mercantile	4/28/17	USD	9,000	(36,389)
0.92%[1]	3-month LIBOR	Chicago Mercantile	5/16/17	USD	5,000	(28,355)
1.03%[1]	3-month LIBOR	Chicago Mercantile	6/16/17	USD	3,000	(21,381)
1.30%[1]	3-month LIBOR	Chicago Mercantile	9/23/17	USD	3,250	(31,125)
1.10%[1]	3-month LIBOR	Chicago Mercantile	1/26/18	USD	5,700	(22,637)
1.02%[1]	3-month LIBOR	Chicago Mercantile	1/30/18	USD	12,000	(16,483)
1.25%[1]	3-month LIBOR	Chicago Mercantile	2/13/18	USD	10,500	(74,357)
1.25%[2]	3-month LIBOR	Chicago Mercantile	2/13/18	USD	3,660	25,741
1.89%[1]	3-month LIBOR	Chicago Mercantile	9/11/19	USD	5,000	(103,546)
1.99%[1]	3-month LIBOR	Chicago Mercantile	9/23/19	USD	7,500	(184,224)
1.78%[1]	3-month LIBOR	Chicago Mercantile	12/23/19	USD	6,000	(109,234)
1.44%[2]	3-month LIBOR	Chicago Mercantile	1/22/20	USD	2,790	(367)
1.44%[1]	3-month LIBOR	Chicago Mercantile	1/22/20	USD	2,480	115
1.64%[1]	3-month LIBOR	Chicago Mercantile	2/10/20	USD	13,000	(102,853)
1.67%[2]	3-month LIBOR	Chicago Mercantile	2/13/20	USD	11,400	100,385
1.67%[1]	3-month LIBOR	Chicago Mercantile	2/13/20	USD	1,930	(17,253)
1.69%[1]	3-month LIBOR	Chicago Mercantile	2/20/20	USD	4,000	(37,309)
2.38%[1]	3-month LIBOR	Chicago Mercantile	9/23/21	USD	1,000	(38,393)
1.91%[1]	3-month LIBOR	Chicago Mercantile	2/13/22	USD	2,080	(15,426)
1.80%[1]	3-month LIBOR	Chicago Mercantile	4/02/22	USD	5,500	14,944
2.69%[1]	3-month LIBOR	Chicago Mercantile	6/20/24	USD	35,000	(2,181,512)

26	BLACKROCK FUNDS	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

As of April 30, 2015, centrally cleared interest rate swaps outstanding were as follows: (concluded)

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.92%[1]	3-month LIBOR	Chicago Mercantile	1/22/25	USD	4,230	$50,167
1.92%[1]	3-month LIBOR	Chicago Mercantile	1/22/25	USD	920	10,868
3.37%[1]	3-month LIBOR	Chicago Mercantile	6/20/44	USD	9,200	(1,787,518)
Total						$(4,664,929)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Fund pays the floating rate and receives the fixed rate.

•	As of April 30, 2015, OTC credit default swaps — buy protection outstanding were as follows:

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Weatherford International Ltd.	1.00%	Morgan Stanley Capital Services LLC	3/20/16	USD	9,407	$(42,918)	$82,617	$(125,535)
CDX.NA.IG Series 17 Version 1	1.00%	Credit Suisse International	12/20/16	USD	4,000	(57,675)	30,839	(88,514)
CDX.NA.IG Series 17 Version 1	1.00%	Morgan Stanley Capital Services LLC	12/20/16	USD	1,000	(14,419)	350	(14,769)
Republic of Ireland	1.00%	Citibank N.A.	3/20/17	USD	500	(8,231)	35,578	(43,809)
EDP — Energias do Brasil SA	5.00%	Citibank N.A.	9/20/17	EUR	10,162	(1,262,368)	(1,374,139)	111,771
Peugeot SA	5.00%	Barclays Bank PLC	9/20/17	EUR	184	(22,426)	9,597	(32,023)
Peugeot SA	5.00%	Citibank N.A.	9/20/17	EUR	1,070	(130,410)	60,611	(191,021)
Finmeccanica SpA	5.00%	BNP Paribas S.A.	12/20/17	EUR	450	(60,844)	(11,918)	(48,926)
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	USD	6,750	(26,979)	239,378	(266,357)
Genworth Holdings, Inc.	1.00%	Citibank N.A.	6/20/18	USD	9,000	366,118	497,820	(131,702)
Genworth Holdings, Inc.	1.00%	Credit Suisse International	6/20/18	USD	1,612	65,575	86,936	(21,361)
Genworth Holdings, Inc.	1.00%	Credit Suisse International	6/20/18	USD	1,611	65,535	86,005	(20,470)
Genworth Holdings, Inc.	1.00%	Credit Suisse International	6/20/18	USD	1,540	62,647	100,757	(38,110)
iTraxx Europe Series 9 3-6%	5.00%	Citibank N.A.	6/20/18	EUR	10,350	(1,194,758)	905,627	(2,100,385)
Republic of France	0.25%	Barclays Bank PLC	6/20/18	USD	6,590	(21,886)	74,394	(96,280)
Republic of France	0.25%	Citibank N.A.	6/20/18	USD	7,125	(23,663)	91,097	(114,760)
Republic of France	0.25%	JPMorgan Chase Bank N.A.	6/20/18	USD	7,135	(23,697)	70,040	(93,737)
The Dow Chemical Co.	1.00%	JPMorgan Chase Bank N.A.	9/20/18	USD	5,000	(112,052)	(15,766)	(96,286)
Peugeot SA	5.00%	Barclays Bank PLC	9/20/18	EUR	1,254	(197,101)	30,900	(228,001)
Peugeot SA	5.00%	BNP Paribas S.A.	9/20/18	EUR	10,880	(1,710,094)	268,081	(1,978,175)
Abbott Laboratories	1.00%	JPMorgan Chase Bank N.A.	12/20/18	USD	15,000	(466,873)	(372,913)	(93,960)
Boston Scientific Corp.	1.00%	Credit Suisse International	12/20/18	USD	15,000	(395,872)	(135,570)	(260,302)
Cardinal Health, Inc.	1.00%	Barclays Bank PLC	12/20/18	USD	15,000	(483,100)	(323,646)	(159,454)
Dell, Inc.	1.00%	Goldman Sachs Bank USA	12/20/18	USD	4,000	25,219	76,000	(50,781)
Dell, Inc.	1.00%	Goldman Sachs International	12/20/18	USD	2,000	12,610	38,003	(25,393)
International Business Machines Corp.	1.00%	Goldman Sachs International	12/20/18	USD	15,000	(400,027)	(323,646)	(76,381)
iTraxx Sub Financials Series 20 Version 1	1.00%	Barclays Bank PLC	12/20/18	EUR	17,690	(370,568)	(83,803)	(286,765)
iTraxx Sub Financials Series 20 Version 1	1.00%	Citibank N.A.	12/20/18	EUR	37,890	(793,716)	(175,988)	(617,728)
Microsoft Corp.	1.00%	Credit Suisse International	12/20/18	USD	11,841	(355,589)	(246,732)	(108,857)
Microsoft Corp.	1.00%	Goldman Sachs International	12/20/18	USD	3,159	(94,859)	(67,008)	(27,851)
Sony Corp.	1.00%	JPMorgan Chase Bank N.A.	3/20/19	JPY	2,000,000	(428,695)	994,003	(1,422,698)
Federal Republic of Brazil	1.00%	Bank of America N.A.	6/20/19	USD	14,735	562,750	478,503	84,247
Federal Republic of Brazil	1.00%	Citibank N.A.	6/20/19	USD	13,910	531,243	525,280	5,963
GDF Suez	1.00%	Bank of America N.A.	6/20/19	EUR	11,095	(351,097)	(300,770)	(50,327)
GDF Suez	1.00%	Citibank N.A.	6/20/19	EUR	6,355	(201,101)	(157,691)	(43,410)

BLACKROCK FUNDS	APRIL 30, 2015	27

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

As of April 30, 2015, OTC credit default swaps — buy protection outstanding were as follows: (continued)

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
GDF Suez	1.00%	Deutsche Bank AG	6/20/19	EUR	6,350	$(200,943)	$(172,140)	$(28,803)
GKN Holdings PLC	1.00%	Bank of America N.A.	6/20/19	EUR	1,085	(20,159)	(8,403)	(11,756)
GKN Holdings PLC	1.00%	Barclays Bank PLC	6/20/19	EUR	1,305	(24,246)	(9,375)	(14,871)
GKN Holdings PLC	1.00%	BNP Paribas S.A.	6/20/19	EUR	1,825	(33,908)	(13,111)	(20,797)
GKN Holdings PLC	1.00%	Citibank N.A.	6/20/19	EUR	1,685	(31,307)	(12,951)	(18,356)
iTraxx Sub Financials Series 21 Version 1	1.00%	Citibank N.A.	6/20/19	EUR	42,450	(890,308)	(397,078)	(493,230)
iTraxx Sub Financials Series 21 Version 1	1.00%	Citibank N.A.	6/20/19	EUR	42,210	(885,274)	(403,534)	(481,740)
iTraxx Sub Financials Series 21 Version 1	1.00%	Citibank N.A.	6/20/19	EUR	40,268	(844,533)	(407,110)	(437,423)
iTraxx Sub Financials Series 21 Version 1	1.00%	Deutsche Bank AG	6/20/19	EUR	42,210	(885,273)	(558,412)	(326,861)
Radian Group, Inc.	5.00%	JPMorgan Chase Bank N.A.	6/20/19	USD	8,750	(1,208,224)	(860,298)	(347,926)
Radian Group, Inc.	5.00%	JPMorgan Chase Bank N.A.	6/20/19	USD	6,600	(911,346)	(664,569)	(246,777)
Carlsberg Breweries A/S	1.00%	Citibank N.A.	9/20/19	EUR	4,465	(72,380)	(49,088)	(23,292)
Carlsberg Breweries A/S	1.00%	Goldman Sachs International	9/20/19	EUR	2,115	(34,285)	(25,764)	(8,521)
The Clorox Co.	1.00%	Goldman Sachs Bank USA	9/20/19	USD	7,575	(179,733)	(134,990)	(44,743)
Expedia, Inc.	1.00%	Citibank N.A.	9/20/19	USD	4,500	(75,503)	3,938	(79,441)
Expedia, Inc.	1.00%	Goldman Sachs International	9/20/19	USD	3,000	(50,335)	(881)	(49,454)
Ford Motor Co.	5.00%	Goldman Sachs International	9/20/19	USD	3,115	(596,017)	(541,577)	(54,440)
Ford Motor Co.	5.00%	JPMorgan Chase Bank N.A.	9/20/19	USD	3,175	(607,498)	(565,040)	(42,458)
Ford Motor Co.	5.00%	JPMorgan Chase Bank N.A.	9/20/19	USD	2,780	(531,920)	(487,664)	(44,256)
Fortum Oyj	1.00%	Credit Suisse International	9/20/19	EUR	6,655	(186,682)	(164,403)	(22,279)
Fortum Oyj	1.00%	Credit Suisse International	9/20/19	EUR	4,185	(117,395)	(103,385)	(14,010)
Fortum Oyj	1.00%	Deutsche Bank AG	9/20/19	EUR	6,655	(186,682)	(164,484)	(22,198)
Fortum Oyj	1.00%	Deutsche Bank AG	9/20/19	EUR	4,935	(138,434)	(124,885)	(13,549)
Fortum Oyj	1.00%	Deutsche Bank AG	9/20/19	EUR	4,190	(117,535)	(106,032)	(11,503)
Republic of Portugal	1.00%	BNP Paribas S.A.	9/20/19	USD	12,875	138,365	332,895	(194,530)
Ally Financial, Inc.	5.00%	Credit Suisse International	12/20/19	USD	2,500	(373,349)	(351,592)	(21,757)
Caterpillar, Inc.	1.00%	Credit Suisse International	12/20/19	USD	7,500	(210,250)	(165,954)	(44,296)
Caterpillar, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/19	USD	7,500	(210,250)	(182,716)	(27,534)
CDX.NA.IG Series 23 Version 1	1.00%	Chicago Mercantile	12/20/19	USD	68,500	(1,196,161)	(1,173,453)	(22,708)
Ford Motor Co.	5.00%	Citibank N.A.	12/20/19	USD	2,500	(481,448)	(425,529)	(55,919)
Freescale Semiconductor Ltd.	5.00%	Credit Suisse International	12/20/19	USD	4,000	(800,489)	(279,659)	(520,830)
Hewlett-Packard Co.	1.00%	Credit Suisse International	12/20/19	USD	12,500	(125,344)	(25,965)	(99,379)
Lennar Corp.	5.00%	Goldman Sachs International	12/20/19	USD	4,000	(568,734)	(492,108)	(76,626)
Navient Corp.	1.00%	JPMorgan Chase Bank N.A.	12/20/19	USD	2,000	162,612	126,071	36,541
Southwest Airlines Co.	1.00%	BNP Paribas S.A.	12/20/19	USD	5,000	(113,271)	(83,342)	(29,929)
Southwest Airlines Co.	1.00%	Credit Suisse International	12/20/19	USD	10,000	(226,545)	(153,946)	(72,599)
AT&T, Inc.	1.00%	Goldman Sachs Bank USA	3/20/20	USD	30,000	(556,429)	(472,664)	(83,765)
Casino Guichard Perrachon SA	1.00%	Bank of America N.A.	3/20/20	EUR	1,520	(8,186)	99	(8,285)
Casino Guichard Perrachon SA	1.00%	Citibank N.A.	3/20/20	EUR	3,060	(16,480)	2,015	(18,495)
Caterpillar, Inc.	1.00%	Barclays Bank PLC	3/20/20	USD	10,000	(280,528)	(153,138)	(127,390)
Caterpillar, Inc.	1.00%	JPMorgan Chase Bank N.A.	3/20/20	USD	7,500	(210,396)	(129,542)	(80,854)
Deutsche Lufthansa AG	1.00%	Barclays Bank PLC	3/20/20	EUR	1,980	26,559	17,207	9,352
Deutsche Lufthansa AG	1.00%	Barclays Bank PLC	3/20/20	EUR	1,980	26,559	17,207	9,352
Genworth Holdings, Inc.	1.00%	Citibank N.A.	3/20/20	USD	5,647	510,897	821,363	(310,466)

28	BLACKROCK FUNDS	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

As of April 30, 2015, OTC credit default swaps — buy protection outstanding as follows: (concluded)

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date		Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Genworth Holdings, Inc.	1.00%	Citibank N.A.	3/20/20	USD	1,129	$102,143	$166,165	$(64,022)
Genworth Holdings, Inc.	1.00%	Goldman Sachs International	3/20/20	USD	1,435	129,827	213,937	(84,110)
Genworth Holdings, Inc.	1.00%	JPMorgan Chase Bank N.A.	3/20/20	USD	5,083	459,870	756,095	(296,225)
Raytheon Co.	1.00%	Goldman Sachs Bank USA	3/20/20	USD	15,555	(628,693)	(613,501)	(15,192)
Raytheon Co.	1.00%	Goldman Sachs Bank USA	3/20/20	USD	15,485	(625,863)	(610,556)	(15,307)
Staples, Inc.	1.00%	Morgan Stanley Capital Services LLC	3/20/20	USD	4,500	108,220	130,929	(22,709)
Time Warner Cable, Inc.	1.00%	Goldman Sachs Bank USA	3/20/20	USD	15,245	400,068	(247,572)	647,640
Time Warner Cable, Inc.	1.00%	Goldman Sachs Bank USA	3/20/20	USD	6,965	182,779	(119,646)	302,425
Time Warner Cable, Inc.	1.00%	Goldman Sachs Bank USA	3/20/20	USD	6,685	175,432	(98,989)	274,421
Time Warner Cable, Inc.	1.00%	JPMorgan Chase Bank N.A.	3/20/20	USD	9,995	262,295	(162,259)	424,554
Time Warner Cable, Inc.	1.00%	JPMorgan Chase Bank N.A.	3/20/20	USD	6,110	160,343	(99,142)	259,485
Ally Financial, Inc.	5.00%	Citibank N.A.	6/20/20	USD	3,900	(613,789)	(565,339)	(48,450)
Arrow Electronics, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	35,000	(478,484)	(545,985)	67,501
Caterpillar, Inc.	1.00%	Credit Suisse International	6/20/20	USD	15,195	(426,407)	(313,241)	(113,166)
Caterpillar, Inc.	1.00%	Goldman Sachs International	6/20/20	USD	5,095	(142,977)	(107,586)	(35,391)
Caterpillar, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	9,710	(272,484)	(200,169)	(72,315)
Genworth Holdings, Inc.	1.00%	Citibank N.A.	6/20/20	USD	1,611	157,379	192,653	(35,274)
Genworth Holdings, Inc.	1.00%	Goldman Sachs International	6/20/20	USD	2,218	216,677	250,537	(33,860)
Genworth Holdings, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	1,408	137,547	171,795	(34,248)
Time Warner Cable, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	1,588	50,444	54,594	(4,150)
Time Warner Cable, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	930	29,551	37,037	(7,486)
The Western Union Co.	1.00%	Credit Suisse International	6/20/20	USD	14,000	252,122	299,306	(47,184)
The Western Union Co.	1.00%	Credit Suisse International	6/20/20	USD	7,640	137,587	163,336	(25,749)
Total						$(21,128,522)	$(8,798,762)	$(12,329,760)

•	As of April 30, 2015, OTC credit default swaps — sold protection outstanding were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 17
Version 1	1.00%	Credit Suisse International	12/20/16	BBB+	USD	5,000	$72,093	$(31,380)	$103,473
Abengoa SA	5.00%	Barclays Bank PLC	3/20/18	B	EUR	795	(89,368)	(72,837)	(16,531)
Abengoa SA	5.00%	Credit Suisse International	3/20/18	B	EUR	1,180	(132,647)	(108,110)	(24,537)
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	BBB-	EUR	5,050	40,715	(184,852)	225,567
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	BBB-	USD	59	236	(2,742)	2,978
Bayerische Landesbank	1.00%	Barclays Bank PLC	12/20/18	Not Rated	EUR	8,870	144,557	21,162	123,395
General Motors Co.	5.00%	Bank of America N.A.	12/20/18	BBB-	USD	4,000	589,454	457,891	131,563
General Motors Co.	5.00%	Barclays Bank PLC	12/20/18	BBB-	USD	4,450	655,768	475,268	180,500
iTraxx Sub Financials Series 20 Version 1	5.00%	Barclays Bank PLC	12/20/18	BBB	EUR	14,150	2,494,320	2,556,157	(61,837)
iTraxx Sub Financials Series 20 Version 1	5.00%	Citibank N.A.	12/20/18	BBB	EUR	20,210	3,562,558	3,617,900	(55,342)
iTraxx Sub Financials Series 20 Version 1	5.00%	Deutsche Bank AG	12/20/18	BBB	EUR	10,120	1,783,923	1,819,889	(35,966)
CNH Industrial NV	5.00%	Citibank N.A.	3/20/19	BB+	EUR	2,950	479,267	479,784	(517)
CNH Industrial NV	5.00%	Citibank N.A.	3/20/19	BB+	EUR	2,950	479,267	489,103	(9,836)
Aastrom Biosciences, Inc.	5.00%	Barclays Bank PLC	6/20/19	B+	EUR	608	46,426	10,068	36,358
Aastrom Biosciences, Inc.	5.00%	Credit Suisse International	6/20/19	B+	EUR	912	69,639	5,878	63,761
Aastrom Biosciences, Inc.	5.00%	Credit Suisse International	6/20/19	B+	EUR	600	45,815	19,843	25,972
Aastrom Biosciences, Inc.	5.00%	Deutsche Bank AG	6/20/19	B+	EUR	597	45,580	21,221	24,359
Aastrom Biosciences, Inc.	5.00%	Goldman Sachs International	6/20/19	B+	EUR	923	70,486	30,527	39,959

BLACKROCK FUNDS	APRIL 30, 2015	29

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

As of April 30, 2015, OTC credit default swaps — sold protection outstanding were as follows: (continued)

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
General Motors Co.	5.00%	Deutsche Bank AG	6/20/19	BBB-	USD	5,000	$812,515	$650,991	$161,524
ArcelorMittal	1.00%	Barclays Bank PLC	9/20/19	BB	EUR	2,133	(130,948)	(168,137)	37,189
ArcelorMittal	1.00%	Barclays Bank PLC	9/20/19	BB	EUR	2,130	(130,793)	(161,166)	30,373
ArcelorMittal	1.00%	Citibank N.A.	9/20/19	BB	EUR	4,265	(261,894)	(331,947)	70,053
ArcelorMittal	1.00%	Credit Suisse International	9/20/19	BB	EUR	4,260	(261,587)	(322,331)	60,744
Cable & Wireless Communications PLC	5.00%	Citibank N.A.	9/20/19	B	EUR	950	181,868	138,636	43,232
Hellenic Telecommunications Organization SA	5.00%	Citibank N.A.	9/20/19	BB-	EUR	632	(12,999)	90,951	(103,950)
Hellenic Telecommunications Organization SA	5.00%	Goldman Sachs International	9/20/19	BB-	EUR	960	(19,754)	134,315	(154,069)
The Hertz Corp.	5.00%	Barclays Bank PLC	9/20/19	B	USD	2,500	208,507	238,396	(29,889)
The Hertz Corp.	5.00%	Citibank N.A.	9/20/19	B	USD	2,780	231,860	257,315	(25,455)
The Hertz Corp.	5.00%	Goldman Sachs Bank USA	9/20/19	B	USD	2,545	212,259	267,691	(55,432)
Sabre Holdings Corp.	5.00%	Barclays Bank PLC	9/20/19	B-	USD	2,000	243,634	159,717	83,917
Sabre Holdings Corp.	5.00%	Deutsche Bank AG	9/20/19	B-	USD	3,000	365,449	246,746	118,703
Sabre Holdings Corp.	5.00%	Deutsche Bank AG	9/20/19	B-	USD	3,000	365,449	251,957	113,492
Sabre Holdings Corp.	5.00%	Goldman Sachs International	9/20/19	B-	USD	3,000	365,449	257,511	107,938
Abengoa SA	5.00%	Citibank N.A.	12/20/19	B	EUR	91	(15,223)	(17,768)	2,545
Abengoa SA	5.00%	Credit Suisse International	12/20/19	B	EUR	1,950	(327,165)	(482,747)	155,582
Abengoa SA	5.00%	Credit Suisse International	12/20/19	B	EUR	1,370	(229,854)	(362,792)	132,938
Abengoa SA	5.00%	Credit Suisse International	12/20/19	B	EUR	1,370	(229,855)	(282,798)	52,943
Altice Finco SA	5.00%	Citibank N.A.	12/20/19	B-	EUR	1,630	163,385	23,188	140,197
ArcelorMittal	1.00%	Citibank N.A.	12/20/19	BB	EUR	3,255	(234,522)	(244,450)	9,928
HCA, Inc.	5.00%	Goldman Sachs International	12/20/19	B+	USD	2,500	353,817	263,922	89,895
The Hertz Corp.	5.00%	Goldman Sachs International	12/20/19	B	USD	2,000	155,468	125,259	30,209
Republic of Italy	1.00%	HSBC Bank PLC	12/20/19	BBB-	USD	23,580	(229,936)	(555,416)	325,480
Republic of Italy	1.00%	Morgan Stanley Capital Services LLC	12/20/19	BBB-	USD	12,940	(126,189)	(299,404)	173,215
Abengoa SA	5.00%	Barclays Bank PLC	3/20/20	B	EUR	2,665	(464,267)	(426,063)	(38,204)
Abengoa SA	5.00%	Goldman Sachs International	3/20/20	B	EUR	1,605	(279,606)	(213,005)	(66,601)
Abengoa SA	5.00%	Goldman Sachs International	3/20/20	B	EUR	1,065	(185,532)	(141,340)	(44,192)
The Hertz Corp.	5.00%	Goldman Sachs International	3/20/20	B	USD	2,000	143,591	148,124	(4,533)
Novo Banco SA	5.00%	BNP Paribas S.A.	3/20/20	Not Rated	EUR	2,255	265,076	214,086	50,990
Novo Banco SA	5.00%	BNP Paribas S.A.	3/20/20	Not Rated	EUR	2,255	265,076	214,086	50,990
Republic of Italy	1.00%	Goldman Sachs International	3/20/20	BBB-	USD	29,650	(346,565)	(204,557)	(142,008)
Tenet Heathcare Corp.	5.00%	Citibank N.A.	3/20/20	CCC+	USD	1,800	140,929	77,819	63,110
Tenet Heathcare Corp.	5.00%	Citibank N.A.	3/20/20	CCC+	USD	1,800	140,929	143,355	(2,426)
Tenet Heathcare Corp.	5.00%	Goldman Sachs International	3/20/20	CCC+	USD	1,800	140,929	118,924	22,005
Tenet Heathcare Corp.	5.00%	Goldman Sachs International	3/20/20	CCC+	USD	1,800	140,179	137,565	2,614
Tenet Heathcare Corp.	5.00%	Goldman Sachs International	3/20/20	CCC+	USD	1,600	125,270	115,037	10,233
Tenet Heathcare Corp.	5.00%	JPMorgan Chase Bank N.A.	3/20/20	CCC+	USD	1,800	140,929	146,227	(5,298)
Tenet Heathcare Corp.	5.00%	Morgan Stanley Capital Services LLC	3/20/20	CCC+	USD	1,800	140,929	126,935	13,994

30	BLACKROCK FUNDS	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

As of April 30, 2015, OTC credit default swaps — sold protection outstanding were as follows: (concluded)

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Vougeot Bidco PLC	5.00%	Goldman Sachs International	3/20/20	B	EUR	2,015	$250,675	$151,268	$99,407
Vougeot Bidco PLC	5.00%	Goldman Sachs International	3/20/20	B	EUR	2,015	250,682	156,100	94,582
Abengoa SA	5.00%	Barclays Bank PLC	6/20/20	B	EUR	1,070	(193,625)	(231,931)	38,306
Abengoa SA	5.00%	BNP Paribas S.A.	6/20/20	B	EUR	1,130	(204,498)	(206,209)	1,711
Abengoa SA	5.00%	BNP Paribas S.A.	6/20/20	B	EUR	753	(136,333)	(135,458)	(875)
Abengoa SA	5.00%	Credit Suisse International	6/20/20	B	EUR	1,065	(192,720)	(233,724)	41,004
Abengoa SA	5.00%	Goldman Sachs International	6/20/20	B	EUR	2,670	(483,266)	(421,000)	(62,266)
Abengoa SA	5.00%	Goldman Sachs International	6/20/20	B	EUR	1,065	(192,720)	(230,847)	38,127
Amkor Technology, Inc.	5.00%	Goldman Sachs International	6/20/20	BB	USD	4,000	268,925	244,389	24,536
Amkor Technology, Inc.	5.00%	JPMorgan Chase Bank N.A.	6/20/20	BB	USD	5,000	333,377	314,911	18,466
Chesapeake Energy Corp.	5.00%	Goldman Sachs International	6/20/20	BB+	USD	4,700	206,815	294,646	(87,831)
Chesapeake Energy Corp.	5.00%	Goldman Sachs International	6/20/20	BB+	USD	2,300	101,208	129,464	(28,256)
Chesapeake Energy Corp.	5.00%	JPMorgan Chase Bank N.A.	6/20/20	BB+	USD	1,800	79,206	96,453	(17,247)
Freeport-McMoRan, Inc.	1.00%	Barclays Bank PLC	6/20/20	BBB-	USD	7,231	(479,807)	(529,185)	49,378
Freeport-McMoRan, Inc.	1.00%	Credit Suisse International	6/20/20	BBB-	USD	3,101	(205,764)	(233,161)	27,397
Freeport-McMoRan, Inc.	1.00%	Goldman Sachs International	6/20/20	BBB-	USD	3,468	(230,116)	(316,664)	86,548
Freeport-McMoRan, Inc.	1.00%	Morgan Stanley Capital Services LLC	6/20/20	BBB-	USD	6,200	(411,395)	(445,180)	33,785
The Hertz Corp.	5.00%	Goldman Sachs International	6/20/20	B	USD	2,000	131,044	127,183	3,861
Tenet Heathcare Corp.	5.00%	Citibank N.A.	6/20/20	CCC+	USD	1,700	124,092	118,251	5,841
Tenet Heathcare Corp.	5.00%	Goldman Sachs International	6/20/20	CCC+	USD	1,750	127,741	137,695	(9,954)
Tenet Heathcare Corp.	5.00%	Goldman Sachs International	6/20/20	CCC+	USD	1,700	124,092	106,067	18,025
Glencore Xstrata PLC	1.00%	BNP Paribas S.A.	6/20/21	BBB	EUR	2,057	(104,833)	(229,332)	124,499
Glencore Xstrata PLC	1.00%	Citibank N.A.	6/20/21	BBB	EUR	4,113	(209,665)	(472,106)	262,441
Republic of France	0.25%	Barclays Bank PLC	6/20/23	AA	USD	4,035	(90,003)	(254,276)	164,273
Republic of France	0.25%	Citibank N.A.	6/20/23	AA	USD	4,350	(97,029)	(289,495)	192,466
Republic of France	0.25%	JPMorgan Chase Bank N.A.	6/20/23	AA	USD	4,350	(97,029)	(268,995)	171,966
Total							$10,843,951	$7,318,466	$3,525,485

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	As of April 30, 2015, OTC total return swaps outstanding were as follows:

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Telecom Italia SpA	3-month EURIBOR minus 0.40%[1]	Citibank N.A.	5/07/15	EUR	8,460	$(1,072,542)	—	$(1,072,542)
Volkswagen AG	3-month EURIBOR minus 0.40%[1]	Bank of America N.A.	5/22/15	EUR	15,373	(3,012,809)	—	(3,012,809)
Volkswagen AG	3-month EURIBOR minus 0.20%[1]	Bank of America N.A.	5/22/15	EUR	15,373	(3,038,803)	—	(3,038,803)

BLACKROCK FUNDS	APRIL 30, 2015	31

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

As of April 30, 2015, OTC total return swaps outstanding were as follows: (continued)

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Telecom Italia SpA	3-month EURIBOR minus 0.25%[1]	BNP Paribas S.A.	6/11/15	EUR	1,167	$(74,346)	—	$(74,346)
Telecom Italia SpA	3-month EURIBOR minus 0.25%[1]	BNP Paribas S.A.	6/12/15	EUR	3,104	(194,682)	—	(194,682)
Repsol SA	0.00% Fixed[2]	Citibank N.A.	7/17/15	EUR	246	(276,311)	—	(276,311)
Repsol SA	0.00% Fixed[2]	Citibank N.A.	7/17/15	EUR	7	(8,126)	—	(8,126)
Telecom Italia SpA	3-month EURIBOR minus 0.30%[1]	BNP Paribas S.A.	7/17/15	EUR	17,086	(3,287,189)	—	(3,287,189)
Market Vector Semicoductor ETF	3-month LIBOR minus 0.30%[3]	Bank of America N.A.	7/23/15	USD	555	11,797	—	11,797
Caterpillar, Inc.	3-month LIBOR minus 0.30%[3]	Bank of America N.A.	7/25/15	USD	1,241	(22,146)	—	(22,146)
iShares U.S. Preferred Stock ETF	3-month LIBOR minus 1.50%[3]	Bank of America N.A.	8/04/15	USD	1,275	(17,537)	—	(17,537)
iShares U.S. Preferred Stock ETF	3-month LIBOR minus 1.50%[3]	Deutsche Bank AG	8/07/15	USD	1,523	(22,206)	—	(22,206)
iShares U.S. Preferred Stock ETF	3-month LIBOR minus 1.75%[3]	Deutsche Bank AG	9/14/15	USD	1,528	(16,838)	—	(16,838)
United Technologies Corp.	3-month LIBOR minus 0.30%[3]	Bank of America N.A.	9/15/15	USD	1,052	58,418	—	58,418
APERAM SA	3-month EURIBOR minus 0.25%[1]	BNP Paribas S.A.	9/18/15	EUR	952	(221,748)	—	(221,748)
Caterpillar, Inc.	1-month LIBOR minus 0.35%[3]	JPMorgan Chase Bank N.A.	9/18/15	USD	836	155,136	—	155,136
United Technologies Corp.	3-month LIBOR minus 0.30%[3]	Bank of America N.A.	9/28/15	USD	1,047	21,050	—	21,050
APERAM SA	3-month EURIBOR minus 0.35%[1]	JPMorgan Chase Bank N.A.	9/30/15	EUR	230	(68,831)	—	(68,831)
Caterpillar, Inc.	3-month LIBOR minus 0.30%[3]	Bank of America N.A.	10/05/15	USD	1,334	(93,507)	—	(93,507)
iShares iBoxx $ High Yield Corporate Bond ETF	1-month LIBOR minus 0.15%[3]	Bank of America N.A.	10/13/15	USD	2,502	2,528	—	2,528
iShares iBoxx $ High Yield Corporate Bond ETF	1-month LIBOR minus 0.15%[3]	Bank of America N.A.	10/13/15	USD	2,002	2,590	—	2,590
PowerShares QQQ Trust Series 1	3-month LIBOR minus 0.10%[3]	Bank of America N.A.	10/13/15	USD	3,229	(4,232)	—	(4,232)
International Airlines Group SA	3-month LIBOR minus 0.25%[1]	JPMorgan Chase Bank N.A.	10/21/15	GBP	2,334	(1,166,178)	—	(1,166,178)
International Airlines Group SA	3-month LIBOR minus 0.25%[1]	JPMorgan Chase Bank N.A.	10/21/15	GBP	432	(58,016)	—	(58,016)
International Airlines Group SA	3-month LIBOR minus 0.25%[1]	JPMorgan Chase Bank N.A.	10/21/15	GBP	280	(27,267)	—	(27,267)
American Airlines Group, Inc.	3-month LIBOR minus 0.25%[3]	BNP Paribas S.A.	10/23/15	USD	929	59,007	—	59,007
Hewlett-Packard Co.	3-month LIBOR minus 0.30%[3]	Bank of America N.A.	10/30/15	USD	466	42,317	—	42,317
International Airlines Group SA	3-month LIBOR minus 0.25%[1]	BNP Paribas S.A.	11/04/15	GBP	1,346	(478,925)	—	(478,925)
iShares iBoxx $ High Yield Corporate Bond ETF	1-month LIBOR minus 0.65%[3]	Bank of America N.A.	11/05/15	USD	1,479	(5,359)	—	(5,359)
Genworth Holdings, Inc.	3-month LIBOR minus 0.30%[3]	Bank of America N.A.	11/09/15	USD	1,011	(104,791)	—	(104,791)
Telecom Italia SpA	3-month EURIBOR minus 0.25%[1]	JPMorgan Chase Bank N.A.	11/10/15	EUR	13,033	(2,814,574)	—	(2,814,574)

32	BLACKROCK FUNDS	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

As of April 30, 2015, OTC total return swaps outstanding were as follows: (continued)

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Telecom Italia SpA	3-month EURIBOR minus 0.30%[1]	JPMorgan Chase Bank N.A.	11/10/15	EUR	918	$(145,532)	—	$(145,532)
Bankia SA	3-month EURIBOR minus 0.40%[1]	JPMorgan Chase Bank N.A.	11/12/15	EUR	788	(1,743)	—	(1,743)
Bankia SA	3-month EURIBOR minus 0.40%[1]	JPMorgan Chase Bank N.A.	11/12/15	EUR	361	42,841	—	42,841
Bankia SA	3-month EURIBOR minus 0.40%[1]	JPMorgan Chase Bank N.A.	11/12/15	EUR	303	22,411	—	22,411
Bankia SA	3-month EURIBOR minus 0.40%[1]	JPMorgan Chase Bank N.A.	11/12/15	EUR	236	18,170	—	18,170
Bankia SA	3-month EURIBOR minus 0.40%[1]	JPMorgan Chase Bank N.A.	11/12/15	EUR	7	671	—	671
Repsol SA	3-month EURIBOR minus 0.20%[1]	Goldman Sachs International	11/12/15	EUR	9,346	(581,008)	—	(581,008)
iShares iBoxx $ High Yield Corporate Bond ETF	1-month LIBOR minus 0.15%[3]	Bank of America N.A.	11/13/15	USD	1,592	1,609	—	1,609
International Airlines Group SA	3-month LIBOR minus 0.25%[1]	BNP Paribas S.A.	11/16/15	GBP	4,700	(1,581,103)	—	(1,581,103)
International Airlines Group SA	3-month LIBOR minus 0.25%[1]	BNP Paribas S.A.	11/16/15	GBP	476	(169,061)	—	(169,061)
iShares iBoxx $ High Yield Corporate Bond ETF	1-month LIBOR minus 0.15%[3]	Bank of America N.A.	11/17/15	USD	3,185	1,435	—	1,435
International Airlines Group SA	3-month LIBOR minus 0.25%[1]	BNP Paribas S.A.	11/27/15	GBP	408	(92,586)	—	(92,586)
California Resources Corp.	3-month LIBOR minus 0.30%[3]	Bank of America N.A.	12/01/15	USD	656	(137,508)	—	(137,508)
Antero Resources Corp.	3-month LIBOR minus 0.90%[3]	Bank of America N.A.	12/07/15	USD	52	(8,516)	—	(8,516)
Antero Resources Corp.	3-month LIBOR minus 0.90%[3]	Bank of America N.A.	12/10/15	USD	113	(22,471)	—	(22,471)
PowerShares Senior Loan	3-month LIBOR minus 0.05%[3]	Bank of America N.A.	12/11/15	USD	4,232	(31,980)	—	(31,980)
PowerShares Senior Loan	3-month LIBOR minus 0.05%[3]	Bank of America N.A.	12/12/15	USD	1.016	(6,419)	—	(6,419)
Bankia SA	3-month EURIBOR minus 0.50%[1]	JPMorgan Chase Bank N.A.	12/17/15	EUR	1,097	27,738	—	27,738
Genworth Holdings, Inc.	3-month LIBOR minus 0.30%[3]	Bank of America N.A.	12/18/15	USD	843	(140,054)	—	(140,054)
Banco Bilbao Vizcaya Argentaria SA	1-month EURIBOR minus 0.35%[1]	BNP Paribas S.A.	1/16/16	EUR	2,637	(43,602)	—	(43,602)
APERAM SA	3-month EURIBOR minus 0.50%[1]	JPMorgan Chase Bank N.A.	1/18/16	EUR	1,173	(376,161)	—	(376,161)
International Airlines Group SA	3-month LIBOR minus 0.55%[1]	BNP Paribas S.A.	1/18/16	GBP	583	19,792	—	19,792
Repsol SA	3-month EURIBOR minus 0.30%[1]	BNP Paribas S.A.	1/18/16	EUR	253	(48,741)	—	(48,741)
Standard Chartered	1-month LIBOR minus 0.40%[1]	Goldman Sachs International	1/18/16	GBP	2,145	(490,386)	—	(490,386)

BLACKROCK FUNDS	APRIL 30, 2015	33

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

As of April 30, 2015, OTC total return swaps outstanding were as follows: (concluded)

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Volkswagen AG	3-month EURIBOR minus 0.43%[1]	BNP Paribas S.A.	1/18/16	EUR	10,117	$(1,635,776)	—	$(1,635,776)
Volkswagen AG	3-month EURIBOR minus 0.43%[1]	BNP Paribas S.A.	1/18/16	EUR	9,184	(1,308,977)	—	(1,308,977)
California Resources Corp.	3-month LIBOR minus 0.30%[3]	Bank of America N.A.	1/29/16	USD	977	(492,074)	—	(492,074)
PowerShares QQQ Trust Series 1	3-month LIBOR[3]	Bank of America N.A.	2/26/16	USD	5,973	58,049	—	58,049
Standard Chartered	3-month LIBOR minus 0.25%[1]	BNP Paribas S.A.	3/09/16	GBP	2,037	(223,234)	—	(223,234)
California Resources Corp.	3-month LIBOR minus 0.30%[3]	Bank of America N.A.	3/10/16	USD	400	(102,877)	—	(102,877)
Altice SA	3-month EURIBOR minus 0.40%[1]	BNP Paribas S.A.	3/11/16	EUR	2,626	170,925	—	170,925
Amazon Com, Inc.	3-month LIBOR minus 0.30%[3]	Bank of America N.A.	3/12/16	USD	569	(67,710)	—	(67,710)
iShares iBoxx $ High Yield Corporate Bond ETF	1-month LIBOR minus 0.15%[3]	Bank of America N.A.	3/17/16	USD	1,024	461	—	461
iShares iBoxx $ High Yield Corporate Bond ETF	1-month LIBOR minus 0.15%[3]	Bank of America N.A.	3/19/16	USD	4,095	10,838	—	10,838
Volkswagen AG	3-month EURIBOR minus 0.10%[1]	JPMorgan Chase Bank N.A.	3/19/16	EUR	37,152	2,623,160	—	2,623,160
Health Care Select Sector	1-month LIBOR minus 0.20%[3]	Bank of America N.A.	3/31/16	USD	491	7,667	—	7,667
3M Co.	3-month LIBOR minus 0.30%[3]	Bank of America N.A.	4/09/16	USD	704	46,659	—	46,659
WPX Energy, Inc.	3-month LIBOR minus 0.30%[3]	Bank of America N.A.	4/14/16	USD	257	(6,940)	—	(6,940)
PowerShares Senior Loan	3-month LIBOR minus 0.05%[3]	Bank of America N.A.	4/17/16	USD	2,539	(6,624)	—	(6,624)
Caixabank SA	3-month EURIBOR minus 0.50%[1]	Goldman Sachs International	4/21/16	EUR	2,811	(155,464)	—	(155,464)
3M Co.	3-month LIBOR minus 0.30%[3]	Bank of America N.A.	4/23/16	USD	735	12,168	—	12,168
Texas Instruments, Inc.	3-month LIBOR minus 0.30%[3]	Bank of America N.A.	4/23/16	USD	499	(2,526)	—	(2,526)
Health Care Select Sector SPDR Fund	3-month LIBOR minus 0.20%[3]	Bank of America N.A.	4/27/16	USD	489	11,122	—	11,122
iShares U.S. Preferred Stock ETF	1-month LIBOR minus 2.15%[3]	Deutsche Bank AG	4/30/16	USD	1,997	(3,345)	—	(3,345)
Telecom Italia SpA	3-month EURIBOR minus 0.50%[1]	Bank of America N.A.	4/30/16	EUR	8,404	—	—	—
iShares iBoxx $ High Yield Corporate Bond ETF	1-month LIBOR minus 0.65%[3]	Bank of America N.A.	5/02/16	USD	2,502	2,635	—	2,635
Total						$(20,538,187)	—	$(20,538,187)

[1]	Fund pays the total return of the reference entity and receives the floating rate. Net payment made at termination.

[2]	Fund pays the total return of the reference entity and receives the fixed rate. Net payment made at termination.

[3]	Fund pays the total return of the reference entity and receives the floating rate.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value

34	BLACKROCK FUNDS	APRIL 30, 2015

Schedule of Investments (concluded)	BlackRock Global Long/Short Credit Fund

hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of April 30, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$496,925,326	$92,269,531	$589,194,857
Common Stocks	$66,625,303	41,817,214	3,308,189	111,750,706
Corporate Bonds	—	3,630,370,937	10,027,267	3,640,398,204
Floating Rate Loan Interests	—	551,273,272	33,788,258	585,061,530
Foreign Government Obligations	—	335,707,046	—	335,707,046
Investment Companies	2,433,310	—	—	2,433,310
Non-Agency Mortgage-Backed Securities	—	58,149,457	5,334,312	63,483,769
Preferred Securities	90,703,108	381,946,246	—	472,649,354
U.S. Treasury Obligations	—	401,988,232	—	401,988,232
Short-Term Securities:
Borrowed Bond Agreements	—	1,053,662,263	—	1,053,662,263
Options Purchased:
Equity Contracts	2,266,600	665,222	—	2,931,822
Interest Rate Contracts	—	2,008,767	—	2,008,767
Liabilities:
Investments:
Borrowed Bonds	—	(1,054,875,230)	—	(1,054,875,230)
Investments Sold Short	(84,932,034)	(33,705,588)	—	(118,637,622)
Total	$77,096,287	$5,865,933,164	$144,727,557	$6,087,757,008

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$17,364,002	—	$17,364,002
Equity contracts	—	3,409,098	—	3,409,098
Foreign currency exchange contracts	—	30,942,705	—	30,942,705
Interest rate contracts	$4,868,875	224,316	—	5,093,191
Liabilities:
Credit contracts	—	(18,035,132)	—	(18,035,132)
Equity contracts	(2,251,892)	(23,964,022)	—	(26,215,914)
Foreign currency exchange contracts	—	(32,260,046)	—	(32,260,046)
Interest rate contracts	(897,064)	(4,872,508)	—	(5,769,572)
Total	$1,719,919	$(27,191,587)	—	$(25,471,668)

[1]

Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

BLACKROCK FUNDS	APRIL 30, 2015	35

Schedule of Investments (concluded)	BlackRock Global Long/Short Credit Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount, for financial reporting purposes. As of April 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$14,098,667	—	—	$14,098,667
Foreign currency at value	82,788,010	—	—	82,788,010
Cash pledged as collateral for borrowed bonds	4,366,000	—	—	4,366,000
Cash pledged as collateral for OTC derivatives	31,278,852	—	—	31,278,852
Cash pledged for centrally cleared swaps	17,205,000	—	—	17,205,000
Cash pledged for financial futures contracts	25,398,000	—	—	25,398,000
Liabilities:
Reverse repurchase agreements	—	$(539,532,007)	—	(539,532,007)
Cash received as collateral for borrowed bonds	—	(3,464,000)	—	(3,464,000)
Cash received as collateral for OTC derivatives	—	(3,403,000)	—	(3,403,000)
Total	$175,134,529	$(546,399,007)	—	$(371,264,478)

During the period ended April 30, 2015, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Total
Assets:
Opening Balance, as of July 31, 2014	$140,944,922	—	$53,742,855	$52,324,472	—	$247,012,249
Transfers into Level 3[1]	41,383,639	—	—	2,111,724	—	43,495,363
Transfers out of Level 3[2]	(116,999,446)	—	(44,796,576)	(4,216,203)	—	(166,012,225)
Accrued discounts/premiums	101,051	—	(7,834)	79,414	$977	173,608
Net realized gain (loss)	(225,742)	—	—	13,565	—	(212,177)
Net change in unrealized appreciation (depreciation)[3]	(9,845,298)	$(489,932)	(276,942)	(3,773,719)	(6,017)	(14,391,908)
Purchases	44,675,065	3,798,121	1,365,764	8,505,385	5,339,352	63,683,687
Sales	(7,764,660)	—	—	(21,256,380)	—	(29,021,040)
Closing Balance, as of April 30, 2015	$92,269,531	$3,308,189	$10,027,267	$33,788,258	$5,334,312	$144,727,557

Net change in unrealized appreciation (depreciation) on investments still held at April 30, 2015[3]	$(9,876,717)	$(489,932)	$(276,942)	$(3,854,411)	$(6,017)	$(14,504,019)

[1]

As of July 31, 2014, the Fund used observable inputs in determining the value of certain investments. As of April 30, 2015, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $43,495,363 transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]

As of July 31, 2014, the Fund used significant unobservable inputs in determining the value of certain investments. As of April 30, 2015, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $166,012,225 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at April 30, 2015, is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

36	BLACKROCK FUNDS	APRIL 30, 2015

Consolidated Schedule of Investments April 30, 2015 (Unaudited)	BlackRock Macro Themes Fund
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 0.4%
L-3 Communications Corp., 5.20%, 10/15/19	USD	110	$121,673
Auto Components — 0.4%
ZF North America Capital, Inc., 2.25%, 4/26/19	EUR	100	112,706
Automobiles — 1.1%
BMW Finance NV, 0.50%, 9/05/18		50	56,294
Renault SA:
4.63%, 9/18/17		90	110,396
3.13%, 3/05/21		40	50,081
Volkswagen International Finance NV, 0.68%, 4/15/19 (a)		100	113,540

			330,311
Banks — 10.8%
Abbey National Treasury Services PLC, 2.00%, 1/14/19		100	117,945
Bank of America Corp., 5.75%, 12/01/17	USD	110	120,819
Bank of Ireland, 2.00%, 5/08/17	EUR	100	114,292
Bankia SA, 3.50%, 1/17/19		100	121,179
Barclays Bank PLC, 6.05%, 12/04/17 (b)	USD	110	120,571
BNP Paribas SA, 5.43%, 9/07/17	EUR	90	112,235
BPCE SA:
2.13%, 3/17/21		100	120,337
2.75%, 7/08/26 (a)		100	116,117
Citigroup, Inc.:
2.40%, 2/18/20	USD	40	40,021
5.50%, 9/13/25		40	44,771
Commerzbank AG, 6.38%, 3/22/19	EUR	30	39,197
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.75%, 11/09/20		50	62,788
Credit Agricole SA, 1.88%, 10/18/17		100	116,577
Deutsche Bank AG, 1.25%, 9/08/21		100	113,872
HSBC Holdings PLC, 3.38%, 1/10/24 (a)		100	119,697
ICICI Bank Ltd., 4.75%, 11/25/16	USD	200	208,762
ING Bank NV, 6.13%, 5/29/23 (a)	EUR	80	102,626
Intesa Sanpaolo SpA:
2.38%, 1/13/17	USD	200	202,064
5.00%, 9/23/19	EUR	50	63,009
JPMorgan Chase Bank N.A., 0.75%, 5/31/17 (a)		50	56,110
Lloyds Bank PLC, 10.75%, 12/16/21 (a)	GBP	60	105,357
Nordea Bank AB, 4.50%, 3/26/20	EUR	80	104,892
The Royal Bank of Scotland PLC, 4.35%, 1/23/17		100	118,036
Santander Holdings USA, Inc., 3.45%, 8/27/18	USD	110	114,346
Santander International Debt SAU, 4.00%, 3/27/17	EUR	100	119,878
Société Générale SA, 4.75%, 3/02/21		100	138,446
Svenska Handelsbanken AB, 2.66%, 1/15/24 (a)		100	117,759
UniCredit SpA, 5.75%, 9/26/17		90	111,266
Unione di Banche Italiane SCpA, 2.75%, 4/28/17		100	116,582
Wells Fargo & Co.:
3.00%, 2/19/25	USD	30	29,583
5.61%, 1/15/44		20	23,272
3.90%, 5/01/45		25	24,222

			3,236,628
Beverages — 0.4%
The Coca-Cola Co., 0.75%, 3/09/23	EUR	100	110,740
Capital Markets — 1.1%
The Goldman Sachs Group, Inc.:
6.13%, 5/14/17	GBP	20	33,242

Corporate Bonds		Par (000)	Value
Capital Markets (concluded)
6.25%, 9/01/17	USD	110	$121,524
Morgan Stanley:
4.75%, 3/22/17		110	116,755
4.88%, 11/01/22		60	64,999

			336,520
Chemicals — 0.4%
Clariant Finance Luxembourg SA, 5.63%, 1/24/17	EUR	100	121,781
Construction Materials — 0.3%
HeidelbergCement Finance Luxembourg SA, 8.00%, 1/31/17		80	100,887
Diversified Financial Services — 0.9%
BP Capital Markets PLC, 3.51%, 3/17/25	USD	25	25,460
General Electric Capital Corp., 4.38%, 9/16/20		50	55,666
General Motors Financial Co., Inc., 3.00%, 9/25/17		180	184,032

			265,158
Diversified Telecommunication Services — 0.4%
Verizon Communications, Inc., 2.63%, 2/21/20		120	121,362
Food & Staples Retailing — 0.2%
Casino Guichard Perrachon SA, 4.38%, 2/08/17	EUR	50	60,037
Health Care Equipment & Supplies — 0.1%
Medtronic, Inc., 3.50%, 3/15/25 (b)	USD	30	31,023
IT Services — 0.2%
Fidelity National Information Services, Inc., 3.50%, 4/15/23		50	50,317
Media — 1.6%
COX Communications, Inc., 6.25%, 6/01/18 (b)		50	56,711
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.60%, 2/15/21		60	64,927
The Interpublic Group of Cos., Inc., 3.75%, 2/15/23		30	30,740
NBCUniversal Enterprise, Inc., 1.66%, 4/15/18 (b)		100	100,858
Sky PLC, 2.50%, 9/15/26	EUR	100	122,173
WPP Finance SA, 6.38%, 11/06/20	GBP	50	92,395

			467,804
Metals & Mining — 0.9%
Alcoa, Inc., 6.75%, 7/15/18	USD	50	56,551
Barrick Gold Corp., 4.10%, 5/01/23		60	59,212
BHP Billiton Finance USA Ltd., 3.85%, 9/30/23		60	63,529
Freeport-McMoRan, Inc.:
2.15%, 3/01/17		70	70,154
3.55%, 3/01/22		24	22,523
4.55%, 11/14/24		6	5,821

			277,790
Multi-Utilities — 0.1%
DTE Energy Co., Series F, 3.85%, 12/01/23		30	31,898
Oil, Gas & Consumable Fuels — 1.1%
Anadarko Petroleum Corp., 6.38%, 9/15/17		95	105,566
Devon Energy Corp., 3.25%, 5/15/22		30	30,346
Kinder Morgan Energy Partners LP, 4.25%, 9/01/24		20	20,231
Kinder Morgan, Inc.:
2.00%, 12/01/17		60	60,153

BLACKROCK FUNDS	APRIL 30, 2015	37

Consolidated Schedule of Investments (continued)	BlackRock Macro Themes Fund
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
3.05%, 12/01/19	USD	60	$60,597
Williams Partners LP, 3.90%, 1/15/25		50	49,260

			326,153
Pharmaceuticals — 2.1%
Actavis Funding SCS:
1.30%, 6/15/17		90	89,436
3.80%, 3/15/25		20	20,216
4.75%, 3/15/45		45	45,492
AstraZeneca PLC, 0.88%, 11/24/21	EUR	100	112,890
Forest Laboratories, Inc., 5.00%, 12/15/21 (b)	USD	30	33,164
Novartis Finance SA, 0.75%, 11/09/21	EUR	100	113,325
Roche Holdings, Inc., 2.88%, 9/29/21 (b)	USD	200	205,561

			620,084
Real Estate Investment Trusts (REITs) — 1.3%
American Tower Corp., 3.45%, 9/15/21		120	121,623
Avalonbay Communities, Inc., 4.20%, 12/15/23		20	21,547
Hammerson PLC, 2.75%, 9/26/19	EUR	100	121,563
HCP, Inc., 3.88%, 8/15/24	USD	30	30,478
Ventas Realty LP:
1.25%, 4/17/17		30	29,961
3.75%, 5/01/24		60	61,414

			386,586
Road & Rail — 0.3%
Burlington Northern Santa Fe LLC, 4.15%, 4/01/45		10	10,083
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.75%, 5/11/17 (b)		60	62,540

			72,623
Semiconductors & Semiconductor Equipment — 0.4%
ASML Holding NV, 3.38%, 9/19/23	EUR	100	131,223
Software — 0.8%
Amadeus Finance BV, 0.63%, 12/02/17		100	112,629
SAP SE, 0.35%, 11/20/18 (a)		100	112,796

			225,425
Specialty Retail — 0.6%
Lowe’s Cos., Inc., 3.88%, 9/15/23	USD	60	65,215
QVC, Inc.:
3.13%, 4/01/19		60	60,334
4.45%, 2/15/25		60	60,157

			185,706
Thrifts & Mortgage Finance — 0.2%
Nordea Kredit Realkreditaktieselskab, 2.00%, 10/01/47	DKK	110	15,993
Nykredit Realkredit A S, 2.00%, 10/01/47		140	20,107
Realkredit Danmark A/S, 2.00%, 10/01/47		180	25,906

			62,006
Tobacco — 0.2%
Reynolds American, Inc., 4.85%, 9/15/23	USD	60	65,935
Wireless Telecommunication Services — 0.5%
Eutelsat SA, 4.13%, 3/27/17	EUR	50	60,040
Vodafone Group PLC:
1.63%, 3/20/17	USD	60	60,507
2.50%, 9/26/22		30	28,865

			149,412
Total Corporate Bonds — 26.8%			8,001,788

Foreign Agency Obligations		Par (000)	Value
Brazil — 0.4%
Petrobras Global Finance BV:
3.88%, 1/27/16	USD	60	$60,097
5.75%, 1/20/20		53	52,867

			112,964
Luxembourg — 0.7%
Gazprom OAO Via Gaz Capital SA, 4.30%, 11/12/15		200	200,250
Total Foreign Agency Obligations — 1.1%			313,214

Foreign Government Obligations
Brazil — 2.1%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 8/15/22	BRL	600	515,955
Federal Republic of Brazil, 2.88%, 4/01/21	EUR	100	115,373

			631,328
Canada — 0.9%
Province of Quebec Canada, 3.50%, 12/01/22	CAD	295	269,950
Colombia — 2.0%
Republic of Colombia, 4.00%, 2/26/24	USD	578	593,895
Cyprus — 0.2%
Cyprus Government International Bond, 3.88%, 5/06/22	EUR	40	44,856
Greece — 1.2%
Hellenic Republic:
4.75%, 4/17/19		121	99,478
2.00%, 2/24/23 (c)		16	10,775
2.00%, 2/24/24 (c)		17	10,913
2.00%, 2/24/25 (c)		17	11,233
2.00%, 2/24/26 (c)		18	11,335
2.00%, 2/24/27 (c)		19	11,411
2.00%, 2/24/28 (c)		19	11,609
2.00%, 2/24/29 (c)		20	11,813
2.00%, 2/24/30 (c)		20	11,993
2.00%, 2/24/31 (c)		20	12,190
2.00%, 2/24/32 (c)		20	12,482
2.00%, 2/24/33 (c)		21	12,457
2.00%, 2/24/34 (c)		21	12,602
2.00%, 2/24/35 (c)		21	12,725
2.00%, 2/24/36 (c)		21	12,797
2.00%, 2/24/37 (c)		21	12,864
2.00%, 2/24/38 (c)		21	12,838
2.00%, 2/24/39 (c)		21	12,844
2.00%, 2/24/40 (c)		21	12,890
2.00%, 2/24/41 (c)		21	12,862
2.00%, 2/24/42 (c)		21	12,851

			342,962
Indonesia — 1.5%
Republic of Indonesia:
11.63%, 3/04/19	USD	164	218,530
2.88%, 7/08/21	EUR	200	235,799

			454,329

38	BLACKROCK FUNDS	APRIL 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Macro Themes Fund
(Percentages shown are based on Net Assets)

Foreign Government Obligations		Par (000)	Value
Italy — 2.9%
Italy Buoni Poliennali Del Tesoro:
2.15%, 11/12/17	EUR	90	$105,331
1.05%, 12/01/19		185	211,856
4.50%, 5/01/23		397	556,858

			874,045
Portugal — 4.8%
Portugal Obrigacoes do Tesouro OT:
4.80%, 6/15/20		30	40,093
2.88%, 10/15/25		115	138,510
3.88%, 2/15/30		314	410,876
4.10%, 2/15/45		625	855,337

			1,444,816
Slovenia — 0.8%
Republic of Slovenia, 5.85%, 5/10/23	USD	200	236,928
Spain — 2.5%
Kingdom of Spain, 5.15%, 10/31/44	EUR	419	734,218
Kingdom of Spain Inflation Linked Bond, 1.80%, 11/30/24		20	25,524

			759,742
Turkey — 0.4%
Republic of Turkey, 7.50%, 7/14/17	USD	100	110,520
Total Foreign Government Obligations — 19.3%			5,763,371

Investment Companies		Shares	Value
DB X-Trackers MSCI Philippines IM Index UCITS ETF DR (d)		200,733	437,535
ETFS Daily Short Copper (d)(e)		8,163	264,522
ETFS Nickel (d)(e)		13,970	202,006
ETFS Physical PM Basket (d)(e)		6,379	573,472
Financial Select Sector SPDR Fund		30,750	741,998
Lyxor ETF MSCI India (d)		57,322	923,624
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.		31,000	299,770
Total Investment Companies — 11.5%			3,442,927

U.S. Treasury Obligations — 3.9%		Par (000)	Value
U.S. Treasury Bonds, 3.63%, 2/15/44	USD	1,002	$1,179,658
Total Long-Term Investments (Cost — $19,536,458) — 62.6%			18,700,958

Short-Term Securities		Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (e)(f)(g)		8,256,684	8,256,684
Total Short-Term Securities (Cost — $8,256,684) — 27.6%			8,256,684

Options Purchased
(Cost — $524,165) — 1.4%			425,854
Total Investments Before Options Written (Cost — $28,317,307*) — 91.6%			27,383,496

Options Written
(Premiums Received — $ 406,333) — (1.1)%			(338,492)
Total Investments Net of Options Written (Cost — $27,910,974) — 90.5%			27,045,004
Other Assets Less Liabilities — 9.5%			2,838,219

Net Assets — 100.0%			$29,883,223

Notes to Consolidated Schedule of Investments

*	As of April 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$28,317,307

Gross unrealized appreciation	$142,739
Gross unrealized depreciation	(1,076,550)

Net unrealized depreciation	$(933,811)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(d)	Non-income producing security.

(e)	All or a portion of security is held by a wholly owned subsidiary.

(f)	During the period ended April 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity[1]	Shares Held at April 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	8,256,684	8,256,684	$3,160

[1]	Represents net shares purchased.

(g)	Represents the current yield as of report date.

BLACKROCK FUNDS	APRIL 30, 2015	39

Consolidated Schedule of Investments (continued)	BlackRock Macro Themes Fund

•	As of April 30, 2015, financial futures contracts outstanding were as follows:

Contracts Long/ (Short)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(2)	Canadian Government Bonds (10 Year)	Montreal	June 2015	USD	232,458	$3,428
(10)	E-Mini Industrial Select Sector Index	Chicago Mercantile	June 2015	USD	554,500	979
11	E-Mini Nasdaq 100	Chicago Mercantile	June 2015	USD	969,815	18,148
4	E-Mini S&P 500	Chicago Mercantile	June 2015	USD	415,780	(6,130)
(20)	Euro STOXX 600 Automobiles & Parts	Eurex	June 2015	USD	712,449	17,143
(37)	Euro STOXX 600 Basic Resources Index	Eurex	June 2015	USD	855,837	(17,500)
(18)	Euro STOXX 600 Industrial Goods & Services Index	Eurex	June 2015	USD	473,551	1,180
111	Euro STOXX Banks Index	Eurex	June 2015	USD	952,223	28,156
(3)	Euro-Bobl	Eurex	June 2015	USD	433,870	1,210
(3)	Euro-Bund	Eurex	June 2015	USD	527,852	(138)
(9)	FTSE 100 Index	London	June 2015	USD	957,235	(14,761)
1	Gilt British	NYSE Liffe	June 2015	USD	181,313	(370)
11	DAX Mid-Cap Stock Index	Eurex	June 2015	USD	1,255,331	(24,605)
(22)	Mini MSCI Emerging Markets Index	Intercontinental Exchange	June 2015	USD	1,142,570	(122,714)
(45)	RDX USD Index	Eurex	June 2015	USD	553,950	(115,859)
8	TOPIX Index	Osaka	June 2015	USD	1,064,322	29,014
10	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	June 2015	USD	2,192,656	7,330
8	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	June 2015	USD	961,063	6,732
(12)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	June 2015	USD	1,540,500	(4,610)
1	Ultra Treasury Bonds	Chicago Board of Trade	June 2015	USD	164,500	(3,954)
(5)	Three Month Sterling	NYSE Liffe	December 2016	USD	947,089	666
Total						$(196,655)

•	As of April 30, 2015, forward foreign currency exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	103,071	EUR	96,000	BNP Paribas S.A.	5/07/15	$(4,733)
USD	4,524,139	EUR	4,203,000	UBS AG	5/07/15	(195,631)
USD	226,058	GBP	153,000	Citibank N.A.	5/07/15	(8,784)
AUD	19,000	USD	14,372	Barclays Bank PLC	5/12/15	654
CAD	36,000	USD	28,912	JPMorgan Chase Bank N.A.	5/12/15	921
EUR	51,000	USD	54,099	JPMorgan Chase Bank N.A.	5/12/15	3,175
EUR	58,000	USD	61,599	JPMorgan Chase Bank N.A.	5/12/15	3,537
INR	3,200,000	USD	51,000	BNP Paribas S.A.	5/12/15	(760)
NOK	691,000	USD	91,141	Deutsche Bank AG	5/12/15	596
NOK	145,000	USD	18,279	JPMorgan Chase Bank N.A.	5/12/15	971
USD	51,657	AUD	67,000	UBS AG	5/12/15	(1,328)
USD	24,905	AUD	32,000	UBS AG	5/12/15	(401)
USD	28,678	CAD	36,000	Goldman Sachs International	5/12/15	(1,155)
USD	58,731	CHF	54,000	Credit Suisse International	5/12/15	825
USD	66,858	CHF	67,000	JPMorgan Chase Bank N.A.	5/12/15	(4,989)
USD	61,921	CHF	62,000	JPMorgan Chase Bank N.A.	5/12/15	(4,563)
USD	26,285	EUR	23,000	Deutsche Bank AG	5/12/15	456
USD	16,025	EUR	15,000	JPMorgan Chase Bank N.A.	5/12/15	(820)
USD	50,291	INR	3,200,000	HSBC Bank PLC	5/12/15	51
USD	135,747	JPY	15,915,000	Deutsche Bank AG	5/12/15	2,440
USD	28,063	TRY	70,000	Credit Suisse International	5/12/15	1,967
USD	30,678	ZAR	360,000	Barclays Bank PLC	5/12/15	478
USD	30,922	ZAR	380,000	UBS AG	5/12/15	(955)
ZAR	360,000	USD	29,023	Barclays Bank PLC	5/12/15	1,177
ZAR	380,000	USD	31,540	UBS AG	5/12/15	338

40	BLACKROCK FUNDS	APRIL 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Macro Themes Fund

As of April 30, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,466,500	USD	1,170,000	JPMorgan Chase Bank N.A.	6/03/15	$(11,727)
CHF	309,637	EUR	300,000	JPMorgan Chase Bank N.A.	6/03/15	(4,702)
CLP	366,900,000	USD	600,000	Morgan Stanley & Co. International PLC	6/03/15	(2,179)
DKK	3,873,773	EUR	520,000	JPMorgan Chase Bank N.A.	6/03/15	(781)
EUR	300,000	CHF	320,703	JPMorgan Chase Bank N.A.	6/03/15	(7,175)
EUR	525,000	HUF	159,644,888	JPMorgan Chase Bank N.A.	6/03/15	225
EUR	480,000	SEK	4,517,537	JPMorgan Chase Bank N.A.	6/03/15	(3,265)
GBP	215,000	JPY	39,476,601	JPMorgan Chase Bank N.A.	6/03/15	(794)
GBP	290,000	TRY	1,170,190	JPMorgan Chase Bank N.A.	6/03/15	11,691
GBP	300,000	TRY	1,193,546	JPMorgan Chase Bank N.A.	6/03/15	18,388
GBP	98,475	USD	150,000	JPMorgan Chase Bank N.A.	6/03/15	1,121
GBP	489,964	USD	750,000	JPMorgan Chase Bank N.A.	6/03/15	1,909
ILS	2,410,912	USD	600,000	JPMorgan Chase Bank N.A.	6/03/15	24,371
INR	37,641,000	USD	600,000	Morgan Stanley & Co. International PLC	6/03/15	(11,972)
JPY	37,795,172	GBP	215,000	JPMorgan Chase Bank N.A.	6/03/15	(13,293)
JPY	71,597,100	USD	600,000	JPMorgan Chase Bank N.A.	6/03/15	(155)
MXN	20,276,282	USD	1,350,000	JPMorgan Chase Bank N.A.	6/03/15	(31,670)
NZD	406,974	USD	304,000	JPMorgan Chase Bank N.A.	6/03/15	5,563
NZD	1,401,579	USD	1,050,000	JPMorgan Chase Bank N.A.	6/03/15	16,106
SEK	7,717,456	USD	900,000	JPMorgan Chase Bank N.A.	6/03/15	26,728
TRY	2,422,062	GBP	590,000	JPMorgan Chase Bank N.A.	6/03/15	(8,480)
USD	1,050,000	AUD	1,345,250	JPMorgan Chase Bank N.A.	6/03/15	(12,508)
USD	120,000	AUD	154,853	JPMorgan Chase Bank N.A.	6/03/15	(2,306)
USD	90,000	BRL	273,960	Citibank N.A.	6/03/15	1,961
USD	92,879	BRL	300,000	Deutsche Bank AG	6/03/15	(5,478)
USD	92,874	BRL	290,000	JPMorgan Chase Bank N.A.	6/03/15	(2,204)
USD	600,000	CAD	749,815	JPMorgan Chase Bank N.A.	6/03/15	(21,182)
USD	510,000	CAD	636,093	JPMorgan Chase Bank N.A.	6/03/15	(16,970)
USD	600,000	CLP	374,370,000	Credit Suisse International	6/03/15	(9,993)
USD	3,250,000	EUR	2,885,578	JPMorgan Chase Bank N.A.	6/03/15	8,474
USD	4,844,394	EUR	4,334,000	UBS AG	6/03/15	13,185
USD	235,852	GBP	153,000	Deutsche Bank AG	6/03/15	4,593
USD	160,565	GBP	110,000	JPMorgan Chase Bank N.A.	6/03/15	(8,244)
USD	3,000,000	GBP	1,943,520	JPMorgan Chase Bank N.A.	6/03/15	17,436
USD	600,000	ILS	2,365,800	JPMorgan Chase Bank N.A.	6/03/15	(12,688)
USD	600,000	JPY	71,374,500	JPMorgan Chase Bank N.A.	6/03/15	2,020
USD	600,000	KRW	662,820,000	Morgan Stanley & Co. International PLC	6/03/15	(17,686)
USD	525,000	NZD	715,392	JPMorgan Chase Bank N.A.	6/03/15	(19,161)
USD	1,800,000	SEK	15,039,549	JPMorgan Chase Bank N.A.	6/03/15	(5,981)
USD	900,000	SGD	1,217,970	JPMorgan Chase Bank N.A.	6/03/15	(19,827)
USD	2,250,000	TWD	70,652,250	HSBC Bank PLC	6/03/15	(57,080)
USD[1]	305,000	ZAR	3,768,146	JPMorgan Chase Bank N.A.	6/03/15	(9,930)
USD	230,000	ZAR	2,813,463	JPMorgan Chase Bank N.A.	6/03/15	(5,140)
USD	230,000	ZAR	2,784,656	JPMorgan Chase Bank N.A.	6/03/15	(2,733)
USD	900,000	ZAR	10,492,576	JPMorgan Chase Bank N.A.	6/03/15	23,064
ZAR	5,426,340	USD	450,000	JPMorgan Chase Bank N.A.	6/03/15	3,516
ZAR	5,485,938	USD	450,000	JPMorgan Chase Bank N.A.	6/03/15	8,497
USD	272,649	CAD	334,000	Royal Bank of Canada	7/21/15	(3,859)

BLACKROCK FUNDS	APRIL 30, 2015	41

Consolidated Schedule of Investments (continued)	BlackRock Macro Themes Fund

As of April 30, 2015, forward foreign currency exchange contracts outstanding were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	40,128	DKK	282,930	Royal Bank of Canada	7/21/15	$(2,541)
USD	8,300	DKK	58,396	Royal Bank of Canada	7/21/15	(507)
USD	11,018	DKK	77,858	Standard Chartered Bank	7/21/15	(724)
Total						$(350,620)

[1]	All or a portion of security is held by a wholly owned subsidiary.

•	As of April 30, 2015, exchange-traded options purchased were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Value
EURO STOXX 600 Insurance[1]	Call	EUR	295.00	5/15/15	19	$320
Russell 2000 Index[1]	Call	USD	1,265.00	5/15/15	2	345
CBOE Volatility Index[1]	Call	USD	23.00	6/17/15	620	48,050
EURO STOXX 50 Volatility Index[1]	Call	EUR	30.00	6/17/15	139	12,486
Hang Seng China Enterprises Index[1]	Call	HKD	15,800.00	6/29/15	20	26,192
STOXX Europe 600 Basic Resources Index[1]	Call	EUR	450.00	7/17/15	37	12,671
EURO STOXX Utilities (Price) Index[1]	Call	EUR	300.00	12/18/15	36	21,020
EURO STOXX 50 Index[1]	Call	EUR	4,000.00	12/15/17	11	26,833
EURO STOXX 600 Insurance[1]	Put	EUR	295.00	5/15/15	19	16,534
Russell 2000 Index[1]	Put	USD	1,265.00	5/15/15	2	9,030
Nikkei 225 Index[1]	Put	JPY	18,500.00	6/12/15	10	16,960
DAX Index[1]	Put	EUR	10,800.00	6/19/15	26	24,742
EURO STOXX 50 Index[1]	Put	EUR	3,550.00	6/19/15	23	28,098
FTSE 100 Index[1]	Put	GBP	6,850.00	6/19/15	12	30,853
S&P 500 Index[1]	Put	USD	2,000.00	6/19/15	4	7,560
Euro Dollar 90-day	Put	USD	98.50	9/11/15	7	1,138
Total						$282,832

[1]	All or a portion of security is held by a wholly owned subsidiary.

•	As of April 30, 2015, OTC options purchased were as follows:

Description[1]	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)		Value
KOSPI 200 Index	Société Générale	Call	KRW	275.00	06/11/15	13		—	$35
CSOP FTSE China A50 ETF	Morgan Stanley & Co. International PLC	Call	USD	16,000.00	06/29/15	64		—	20,069
USD Currency	Morgan Stanley & Co. International PLC	Put	CNY	6.13	06/12/15	—	USD	1,500	1,392
USD Currency	HSBC Bank PLC	Put	CNH	6.21	07/10/15	—	USD	1,500	2,825
S&P 500 Index	Bank of America NA	Put	USD	2.32	12/18/15	—	USD	400	3,637
S&P 500 Index	Bank of America NA	Put	USD	2.32	12/18/15	—	USD	400	3,048
S&P 500 Index	Bank of America NA	Put	USD	2.35	12/18/15	—	USD	400	2,967
S&P 500 Index	Société Générale	Put	USD	2.41	12/18/15	—	USD	400	2,271
S&P 500 Index	Société Générale	Put	USD	2.40	12/19/15	—	USD	700	5,490
S&P 500 Index	Société Générale	Put	USD	2.42	12/19/15	—	USD	700	5,235
Total									$46,969

[1]	All or a portion of security is held by a wholly owned subsidiary.

42	BLACKROCK FUNDS	APRIL 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Macro Themes Fund

•	As of April 30, 2015, OTC interest rate swaptions purchased were as follows:

Description[1]	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
30-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	0.98%	Receive	6-month EURIBOR	5/26/15	EUR	670	$11,846
30-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	2.25%	Receive	3-month LIBOR	5/26/15	USD	820	12,213
2-Year Interest Rate Swap	Citibank N.A.	Put	0.91%	Pay	6-month LIBOR	6/11/15	USD	22,300	29,721
2-Year Interest Rate Swap	Citibank N.A.	Put	0.98%	Pay	6-month LIBOR	7/16/15	USD	22,300	42,273
Total									$96,053

[1]	All or a portion of security is held by a wholly owned subsidiary.

•	As of April 30, 2015, exchange-traded options written were as follows:

Description[1]	Put/ Call	Strike Price		Expiration Date	Contracts	Value
Europe 600 Travel & Leisure	Call	EUR	255.00	5/15/15	23	$(3,357)
CBOE Volatility Index	Call	USD	17.00	6/17/15	310	(53,475)
Hang Seng China Enterprises Index	Call	HKD	16,600.00	6/29/15	20	(10,064)
Europe 600 Travel & Leisure	Put	EUR	255.00	5/15/15	23	(9,039)
Nikkei 225 Index	Put	JPY	19,500.00	6/12/15	5	(22,090)
DAX Index	Put	EUR	10,000.00	6/19/15	26	(8,218)
EURO STOXX 50 Index	Put	EUR	3,350.00	6/19/15	46	(24,638)
FTSE 100 Index	Put	GBP	6,650.00	6/19/15	24	(27,814)
S&P 500 Index	Put	USD	1,900.00	6/19/15	8	(5,920)
STOXX 600 Oil & Gas (Price) Index	Put	EUR	270.00	6/19/15	62	(1,044)
STOXX Europe 600 Basic Resources Index	Put	EUR	405.00	7/17/15	37	(33,652)
EURO STOXX Utilities (Price) Index	Put	EUR	265.00	12/18/15	36	(20,211)
Total						$(219,522)

[1]	All or a portion of security is held by a wholly owned subsidiary.

•	As of April 30, 2015, OTC options written were as follows:

Description[1]	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Value
Market Vectors Semiconductor ETF	Citibank N.A.	Call	USD	56.00	05/15/15	5,000	$(3,375)
KOSPI 200 Index	Société Générale	Call	KRW	285.00	06/11/15	13	(1,849)
Market Vectors Semiconductor ETF	Citibank N.A.	Put	USD	56.00	05/15/15	5,000	(6,125)
Total							$(11,349)

[1]	All or a portion of security is held by a wholly owned subsidiary.

•	As of April 30, 2015, OTC interest rate swaptions written were as follows:

Description[1]	Counterparty	Put/Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
30-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	1.23%	Pay	6-month EURIBOR	5/26/15	EUR	670	$(44,437)
30-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	2.25%	Pay	3-month LIBOR	5/26/15	USD	820	(1,950)
2-Year Interest Rate Swap	Citibank N.A.	Put	1.03%	Receive	6-month LIBOR	6/11/15	USD	44,600	(22,574)
2-Year Interest Rate Swap	Citibank N.A.	Put	1.13%	Receive	6-month LIBOR	7/16/15	USD	44,600	(38,660)
Total									$(107,621)

[1]	All or a portion of security is held by a wholly owned subsidiary.

BLACKROCK FUNDS	APRIL 30, 2015	43

Consolidated Schedule of Investments (continued)	BlackRock Macro Themes Fund

•	As of April 30, 2015, OTC total return swaps outstanding were as follows:

Reference Entity[1]	Fix Notional Amount/ Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Contract Amount/ Notional Amount (000)			Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Long Gilt British Futures June 2015	GBP 47,388,160[2]	Bank of America N.A.	5/26/15		4	[3]	$2,151	—	$2,151
U.S. Treasury Notes (10 Year) Futures June 2015	USD 50,849,800[2]	Bank of America N.A.	5/27/15		4	[3]	(5,002)	—	(5,002)
U.S. Treasury Notes (5 Year) Futures June 2015	USD 225,834,190[2]	Bank of America N.A.	5/27/15		19	[3]	(24,182)	—	(24,182)
Euro-Bund Futures June 2015	EUR 47,132,880[2]	Bank of America N.A.	6/08/15		3	[3]	1,380	—	1,380
CITI DYNAVO2X USD HP Performance Index	USD 750,000[4]	Citibank N.A.	6/19/15	USD	750		6,890	—	6,890
JP European Basket Index	3-month LIBOR plus 0.35%[5]	JPMorgan Chase Bank N.A.	8/19/15	EUR	873		163,419	—	163,419
JP European Basket Index	3-month LIBOR plus 0.35%[5]	JPMorgan Chase Bank N.A.	8/19/15	EUR	366		73,003	—	73,003
JP Eurpoean Basket Index	3-month EURIBOR plus 0.35%[5]	JPMorgan Chase Bank N.A.	8/19/15	EUR	164		4,644	—	4,644
Emerging Lifestyle Trends Index	6-month LIBOR plus 0.12%[5]	Citibank N.A.	9/04/15	USD	1,527		63,231	—	63,231
CITI DYNAVOL EM Series II Performance Index	USD 600,000[4]	Citibank N.A.	11/13/15	USD	600		(5,441)	—	(5,441)
MLBX WUDC Total Return Performance Index	3 Month Treasury Bill Rate - Auction Average[5]	Bank of America N.A.	11/18/15	USD	292		(2,058)	—	(2,058)
MLBX WUDC Total Return Performance Index	3 Month Treasury Bill Rate - Auction Average[5]	Bank of America N.A.	11/18/15	USD	292		(6,623)	—	(6,623)
NYSE ARCA Gold Miners Net Total Return Index	3-month LIBOR plus 0.31%[6]	JPMorgan Chase Bank N.A.	11/18/15	USD	293		(13,525)	—	(13,525)
JPEBEUOB Performance Shell Index	3-month LIBOR plus 0.39%[5]	JPMorgan Chase Bank N.A.	2/01/16	USD	724		(5,883)	—	(5,883)
JPEBRUOB Index	3-month LIBOR plus 0.43%[5]	JPMorgan Chase Bank N.A.	2/01/16	USD	120		(2,772)	—	(2,772)
JPMorgan UK Recovery Basket 2 Index	3-month LIBOR plus 0.30%[5]	JPMorgan Chase Bank N.A.	3/16/16	GBP	850		22,707	—	22,707
Merrill Lynch Commodity Volatility Carry Index	3 Month Treasury Bill Rate - Auction Average[5]	Bank of America N.A.	3/16/16	USD	238		8,705	—	8,705
Merrill Lynch Commodity Volatility Carry Index	3 Month Treasury Bill Rate - Auction Average[5]	Bank of America N.A.	3/16/16	USD	238		7,490	—	7,490
MSCI Emerging - Brazil Net USD Index	3-month LIBOR minus 0.60%[6]	Citibank N.A.	3/20/16	USD	177		23,490	—	23,490
Dow Jones U.S. Select Home Builders Index	3-month LIBOR plus 0.50%[6]	Bank of America N.A.	3/23/16	USD	457		(29,552)	—	(29,552)
Goldman Sachs Commodity Volatility Carry Index	USD 200,000[4]	Goldman Sachs International	4/07/16	USD	200		(740)	—	(740)

44	BLACKROCK FUNDS	APRIL 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Macro Themes Fund

As of April 30, 2015, OTC total return swaps outstanding were as follows: (concluded)

Reference Entity[1]	Fix Notional Amount/ Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Contract Amount/ Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs Commodity Volatility Carry Index	USD 200,000[4]	Goldman Sachs International	4/07/16	USD	200	$(1,517)	—	$(1,517)
MSCI Emerging - Brazil Net USD Index	3-month LIBOR minus 0.70%[6]	Goldman Sachs International	4/11/16	USD	165	9,228	—	9,228
Morgan Stanley VolNet Premium Wave Global Index	0.45%[7]	Morgan Stanley & Co. International PLC	4/15/16	USD	904	(2,900)	—	(2,900)
Total						$286,143	—	$286,143

[1]	All or a portion of security is held by a wholly owned subsidiary.

[2]	Fund pays the total return of the reference entity and receives the fixed amount. Net payment made at termination.

[3]	Contract amount shown.

[4]	Fund pays the fixed amount and receives the total return of the reference entity. Net payment made at termination.

[5]	Fund pays the floating rate and receives the total return of the reference entity. Net payment made at termination.

[6]	Fund pays the floating rate and receives the total return of the reference entity.

[7]	Fund pays the fixed rate and receives the total return of the reference entity. Net payment made at termination.

•	As of April 30, 2015, OTC total return – variance swaps outstanding were as follows:

Index[1]	Variance Strike Price[2]	Counterparty	Expiration Date	Contract Amount		Value	Premiums Paid (Received)	Unrealized Depreciation
OMX Stockholm 30 Index	SEK 21.40	Morgan Stanley & Co. International PLC	12/18/15	SEK	2,921	$(16,047)	—	$(16,047)
S&P 500 Index	USD 21.00	Morgan Stanley & Co. International PLC	12/18/15	USD	357	(51,453)	—	(51,453)
Total						$(67,500)	—	$(67,500)

[1]	All or a portion of security is held by a wholly owned subsidiary.

[2]	At expiration, the Fund pays or receives the difference between the realized variance and predefined variance strike price multiplied by the notional amount.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK FUNDS	APRIL 30, 2015	45

Consolidated Schedule of Investments (concluded)	BlackRock Macro Themes Fund

As of April 30, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Corporate Bonds.	—	$8,001,788	—	$8,001,788
Foreign Agency Obligations	—	313,214	—	313,214
Foreign Government Obligations	—	5,763,371	—	5,763,371
Investment Companies.	$3,442,927	—	—	3,442,927
U.S. Treasury Obligations	—	1,179,658	—	1,179,658
Short-Term Securities:
Money Market Funds	8,256,684	—	—	8,256,684
Options Purchased:
Equity Contracts	185,330	139,116	—	324,446
Foreign Currency Exchange Contracts	—	4,217	—	4,217
Interest Rate Contracts	1,138	96,053	—	97,191

Total	$11,886,079	$15,497,417	—	$27,383,496

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$94,620	$382,807	—	$477,427
Foreign currency exchange contracts	—	206,434	—	206,434
Interest rate contracts	19,366	3,531	—	22,897
Liabilities:
Equity contracts	(449,561)	(221,390)	—	(670,951)
Foreign currency exchange contracts	—	(557,054)	—	(557,054)
Interest rate contracts	(9,072)	(136,805)	—	(145,877)

Total	$(344,647)	$(322,477)	—	$(667,124)

[1] Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The Fund may hold assets in which the fair value approximates the carrying amount for financial reporting purposes. As of April 30, 2015, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$74,453	—	—	$74,453
Foreign currency at value	218,917	—	—	218,917
Cash pledged for financial futures contracts	2,461,000	—	—	2,461,000

Total	$2,754,370	—	—	$2,754,370

46	BLACKROCK FUNDS	APRIL 30, 2015

Consolidated Schedule of Investments April 30, 2015 (Unaudited)	BlackRock Multi-Asset Real Return Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Air Freight & Logistics — 0.0%
CH Robinson Worldwide, Inc.	235	$15,132
Automobiles — 0.1%
Ford Motor Co.	2,010	31,758
General Motors Co.	644	22,579
Harley-Davidson, Inc.	316	17,762

		72,099
Banks — 0.2%
Bank of America Corp.	2,483	39,554
Citigroup, Inc.	519	27,673
JPMorgan Chase & Co.	709	44,851

		112,078
Beverages — 0.0%
Monster Beverage Corp. (a)	138	18,921
Biotechnology — 0.2%
Alexion Pharmaceuticals, Inc. (a)	32	5,415
Amgen, Inc.	112	17,686
Biogen Idec, Inc. (a)	66	24,679
Celgene Corp. (a)	222	23,989
Gilead Sciences, Inc.	536	53,873
Regeneron Pharmaceuticals, Inc. (a)	10	4,575

		130,217
Capital Markets — 0.2%
Affiliated Managers Group, Inc. (a)	15	3,392
Ameriprise Financial, Inc.	91	11,400
Franklin Resources, Inc.	226	11,653
The Goldman Sachs Group, Inc.	456	89,568

		116,013
Chemicals — 0.2%
CF Industries Holdings, Inc.	75	21,560
The Dow Chemical Co.	803	40,953
LyondellBasell Industries NV, Class A	733	75,880
Monsanto Co.	110	12,536
The Mosaic Co.	326	14,344

		165,273
Communications Equipment — 0.1%
Cisco Systems, Inc.	1,282	36,960
QUALCOMM, Inc.	765	52,020

		88,980
Consumer Finance — 0.0%
American Express Co.	31	2,401

Common Stocks	Shares	Value
Diversified Consumer Services — 0.0%
H&R Block, Inc.	379	$11,461
Diversified Financial Services — 0.1%
Berkshire Hathaway, Inc., Class B (a)	60	8,473
CME Group, Inc.	330	30,000
Intercontinental Exchange, Inc.	7	1,572
The NASDAQ OMX Group, Inc.	37	1,799

		41,844
Diversified Telecommunication Services — 0.1%
Verizon Communications, Inc.	647	32,635
Electric Utilities — 0.1%
NextEra Energy, Inc.	354	35,729
Food & Staples Retailing — 0.2%
Costco Wholesale Corp.	723	103,425
CVS Health Corp.	259	25,716
Sysco Corp.	950	35,179

		164,320
Food Products — 0.2%
Archer-Daniels-Midland Co.	1,148	56,114
The JM Smucker Co.	257	29,791
Kraft Foods Group, Inc.	395	33,476

		119,381
Health Care Equipment & Supplies — 0.0%
Intuitive Surgical, Inc. (a)	10	4,960
Health Care Providers & Services — 0.4%
Aetna, Inc.	237	25,328
AmerisourceBergen Corp.	762	87,097
Anthem, Inc.	234	35,318
Cardinal Health, Inc.	420	35,423
Express Scripts Holding Co. (a)	458	39,571
McKesson Corp.	277	61,882
UnitedHealth Group, Inc.	37	4,122

		288,741
Household Durables — 0.0%
DR Horton, Inc.	716	18,186
Lennar Corp., Class A	14	641
PulteGroup, Inc.	308	5,944

		24,771
Household Products — 0.1%
The Procter & Gamble Co.	561	44,605

Portfolio Abbreviations

ASX     Australian Securities Exchange

AUD     Australian Dollar

BRL     Brazilian Real

CAD     Canadian Dollar

CBOE   Chicago Board Option Exchange

CHF     Swiss Franc

ETF      Exchange-Traded Fund

EUR     Euro

FTSE    Financial Times Stock Exchange

GBP     British Pound

HKD     Hong Kong Dollar

INR      Indian Rupee

JPY      Japanese Yen

KRW    Korean Won

LIBOR  London Interbank Offered Rate

LP       Limited Partnership

MYR    Malaysian Ringgit

NOK    Norwegian Krone

NZD     New Zealand Dollar

REIT    Real Estate Investment Trust

RUB     Russian Ruble

S&P     Standard & Poor’s

SEK     Swedish Krona

SGD     Singapore Dollar

SPDR   Standard & Poor’s Depositary Receipts

SPI       Share Price Index Futures

TIPS    Treasury Inflation Protected Securities

TOPIX  Tokyo Stock Price Index

TWD    Taiwan New Dollar

USD     U.S. Dollar

BLACKROCK FUNDS	APRIL 30, 2015	47

Consolidated Schedule of Investments (continued)	BlackRock Multi-Asset Real Return Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Independent Power and Renewable Electricity Producers — 0.1%
NextEra Energy Partners LP	750	$31,778
NRG Energy, Inc.	51	1,287

		33,065
Industrial Conglomerates — 0.1%
General Electric Co.	2,668	72,249
Insurance — 0.4%
ACE Ltd.	114	12,197
Aflac, Inc.	1,785	112,526
American International Group, Inc.	240	13,510
The Chubb Corp.	284	27,931
Genworth Financial, Inc., Class A (a)	766	6,733
Lincoln National Corp.	284	16,043
MetLife, Inc.	266	13,643
Torchmark Corp.	903	50,667
XL Group PLC	1,131	41,937

		295,187
Internet & Catalog Retail — 0.1%
Amazon.com, Inc. (a)	93	39,226
Netflix, Inc. (a)	61	33,947
The Priceline Group, Inc. (a)	11	13,616

		86,789
Internet Software & Services — 0.3%
Equinix, Inc.	92	23,546
Facebook, Inc., Class A (a)	538	42,378
Google, Inc., Class A (a)	127	69,694
Google, Inc., Class C (a)	118	63,580

		199,198
IT Services — 0.2%
MasterCard, Inc., Class A	463	41,767
Visa, Inc., Class A	1,312	86,658

		128,425
Leisure Products — 0.0%
Hasbro, Inc.	56	3,964
Machinery — 0.1%
PACCAR, Inc.	654	42,739
Pentair PLC	220	13,673

		56,412
Media — 0.2%
DIRECTV (a)	383	34,740
Discovery Communications, Inc., Class C (a)	53	1,602
Scripps Networks Interactive, Inc., Class A	168	11,736
Time Warner, Inc.	102	8,610
Twenty-First Century Fox, Inc., Class A	962	32,785
Viacom, Inc., Class B	464	32,225

		121,698
Multiline Retail — 0.0%
Kohl’s Corp.	205	14,688
Multi-Utilities — 0.0%
Public Service Enterprise Group, Inc.	112	4,652
Oil, Gas & Consumable Fuels — 4.2%
Anadarko Petroleum Corp.	206	19,385
Antero Midstream Partners LP	1,170	29,250
Apache Corp.	46	3,146
Cabot Oil & Gas Corp.	50	1,691

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Chevron Corp.	628	$69,746
Columbia Pipeline Partners LP	3,360	90,888
ConocoPhillips	327	22,210
Delek Logistics Partners LP	2,070	87,044
Dominion Midstream Partners LP	3,630	148,285
Enable Midstream Partners LP	1,370	22,948
Energy Transfer Partners LP (a)	1,270	73,381
Enterprise Products Partners LP	5,940	203,445
EOG Resources, Inc.	606	59,964
EQT Midstream Partners LP	1,310	115,542
Exxon Mobil Corp.	1,650	144,161
Genesis Energy LP	1,910	94,946
Kinder Morgan, Inc.	2,230	95,779
Magellan Midstream Partners LP	2,400	200,400
Marathon Oil Corp.	886	27,555
Marathon Petroleum Corp.	67	6,604
MarkWest Energy Partners LP	2,680	180,793
MPLX LP	1,590	123,623
Murphy Oil Corp.	61	2,904
ONEOK Partners LP	1,120	46,984
ONEOK, Inc.	413	19,865
PBF Logistics LP	980	23,834
Phillips 66	565	44,810
Phillips 66 Partners LP	570	43,235
Plains All American Pipeline LP	2,610	130,787
QEP Midstream Partners LP	992	17,023
QEP Resources, Inc.	98	2,205
Rose Rock Midstream LP	410	21,250
Shell Midstream Partners LP	5,780	232,298
Sunoco Logistics Partners LP	3,070	136,185
Targa Resources Partners LP	1,170	53,165
Tesoro Corp.	92	7,896
Tesoro Logistics LP	1,251	70,094
Valero Energy Corp.	335	19,062
Valero Energy Partners LP	830	41,981
Williams Partners LP	3,075	151,905

		2,886,269
Pharmaceuticals — 0.2%
AbbVie, Inc.	382	24,700
Bristol-Myers Squibb Co.	143	9,113
Johnson & Johnson	483	47,914
Merck & Co., Inc.	333	19,833
Pfizer, Inc.	1,072	36,373

		137,933
Real Estate Investment Trusts (REITs) — 4.4%
Alexandria Real Estate Equities, Inc.	428	39,539
Allied Properties Real Estate Investment Trust	1,819	60,307
AvalonBay Communities, Inc.	575	94,496
Beni Stabili SpA SIIQ	56,799	46,835
Boston Properties, Inc.	1,431	189,336
The British Land Co. PLC	8,305	105,775
Brixmor Property Group, Inc.	1,230	28,844
Camden Property Trust	617	46,324
Canadian Real Estate Investment Trust	681	25,744
Charter Hall Retail REIT	8,102	27,524
CubeSmart	2,044	47,155
Derwent London PLC	979	51,530
Digital Realty Trust, Inc.	600	38,046
EPR Properties	824	47,520

48	BLACKROCK FUNDS	APRIL 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Multi-Asset Real Return Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (concluded)
Equity One, Inc.	1,930	$47,536
Equity Residential	1,490	110,051
Essex Property Trust, Inc.	321	71,246
Extra Space Storage, Inc.	933	61,513
Federal Realty Investment Trust	494	66,033
Fonciere Des Regions	333	31,525
Goodman Group	19,095	93,697
Gramercy Property Trust, Inc.	1,061	29,008
HCP, Inc.	865	34,851
Health Care REIT, Inc.	1,986	143,032
Healthcare Trust of America, Inc., Class A	1,058	27,392
Host Hotels & Resorts, Inc.	1,934	38,951
Kenedix Residential Investment Corp.	7	20,363
Kenedix Retail REIT Corp.	16	40,107
Kilroy Realty Corp.	635	45,079
Land Securities Group PLC	2,720	52,051
The Link REIT	16,000	99,248
The Macerich Co.	813	66,471
McKay Securities PLC	7,235	27,431
National Health Investors, Inc.	512	34,161
Novion Property Group	25,288	49,184
Parkway Properties, Inc.	1,927	31,352
Pebblebrook Hotel Trust	1,072	46,032
Premier Investment Corp.	4	22,292
Prologis, Inc.	1,929	77,546
Rexford Industrial Realty, Inc.	3,106	46,155
RLJ Lodging Trust	1,500	44,505
Sekisui House Reit, Inc.	20	23,724
Shaftesbury PLC	3,396	43,673
Simon Property Group, Inc.	994	180,401
SL Green Realty Corp.	456	55,796
Spirit Realty Capital, Inc.	1,332	15,038
STAG Industrial, Inc.	1,089	23,664
Starts Proceed Investment Corp.	15	25,590
Sunstone Hotel Investors, Inc.	3,417	53,237
Taubman Centers, Inc.	540	38,885
Ventas, Inc.	1,280	88,192
Weingarten Realty Investors	1,093	35,807
Westfield Corp.	17,439	129,655

		3,019,449
Real Estate Management & Development — 1.2%
Castellum AB	2,600	40,540
First Capital Realty, Inc.	2,081	34,496
Global Logistic Properties Ltd.	32,000	66,369
Heiwa Real Estate Co. Ltd.	1,300	17,643
Kenedix, Inc.	11,600	46,193
Kungsleden AB	7,057	51,367
LEG Immobilien AG	1,006	78,053
Leopalace21 Corp. (a)	3,400	19,609
Mitsui Fudosan Co. Ltd.	1,000	29,644
Nomura Real Estate Holdings, Inc.	2,000	40,654
ST Modwen Properties PLC	5,814	38,821
Sumitomo Realty & Development Co. Ltd.	3,000	115,788
Sun Hung Kai Properties Ltd.	8,000	132,868
TLG Immobilien AG (a)	2,911	48,866
The Wharf Holdings Ltd.	7,000	50,436

		811,347
Road & Rail — 0.0%
Union Pacific Corp.	203	21,565

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment — 0.1%
Avago Technologies Ltd.	400	$46,752
Intel Corp.	353	11,490

		58,242
Software — 0.1%
Microsoft Corp.	1,574	76,559
Specialty Retail — 0.1%
AutoNation, Inc. (a)	386	23,758
CarMax, Inc. (a)	298	20,297
GameStop Corp., Class A (b)	59	2,274
L Brands, Inc.	84	7,506
Staples, Inc.	362	5,908
Tractor Supply Co.	87	7,487

		67,230
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.	1,659	207,624
SanDisk Corp.	82	5,489

		213,113
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc., Class B	369	36,472
Thrifts & Mortgage Finance — 0.0%
Hudson City Bancorp, Inc.	326	3,032
Tobacco — 0.3%
Altria Group, Inc.	2,484	124,324
Lorillard, Inc.	204	14,251
Reynolds American, Inc.	797	58,420

		196,995
Total Common Stocks — 14.7%		10,034,094

Investment Companies
Equity Funds — 24.9%
Energy Select Sector SPDR Fund	30,545	2,525,461
Financial Select Sector SPDR Fund	263,561	6,359,727
Health Care Select Sector SPDR Fund	74,562	5,344,604
iShares Gold Trust (a)(c)(d)	248,203	2,839,442

		17,069,234
Fixed Income Funds — 20.1%
BlackRock Floating Rate Income Portfolio, Institutional Class (c)	1,325,443	13,731,593
Total Investment Companies — 45.0%		30,800,827

BLACKROCK FUNDS	APRIL 30, 2015	49

Consolidated Schedule of Investments (continued)	BlackRock Multi-Asset Real Return Fund
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Inflation Indexed Bonds:
2.38%, 1/15/25-1/15/27	USD	886	$1,084,358
2.00%, 1/15/26		408	484,718
1.75%, 1/15/28		325	380,938
3.63%, 4/15/28		276	389,051
2.50%, 1/15/29		317	405,164
3.88%, 4/15/29		335	492,797
3.38%, 4/15/32		126	184,349
2.13%, 2/15/40-2/15/41		393	523,228
0.75%, 2/15/42-2/15/45		574	574,448
0.63%, 2/15/43		286	276,775
1.38%, 2/15/44		431	500,775
U.S. Treasury Inflation Indexed Notes:
0.13%, 4/15/16-7/15/24		6,856	6,979,342
2.50%, 7/15/16		413	433,366
2.38%, 1/15/17		355	376,299
2.63%, 7/15/17		306	332,274
1.63%, 1/15/18		325	346,852
1.38%, 7/15/18-1/15/20		723	779,675
2.13%, 1/15/19		295	325,343
1.88%, 7/15/19		335	370,389
1.25%, 7/15/20		630	684,670
1.13%, 1/15/21		719	773,394
0.63%, 7/15/21-1/15/24		1,621	1,700,341

U.S. Treasury Obligations		Par (000)	Value
0.38%, 7/15/23	USD	862	$888,176
0.25%, 1/15/25		580	587,080
Total U.S. Treasury Obligations — 29.1%			19,873,802
Total Long-Term Investments (Cost — $58,740,655) — 88.8%			60,708,723

Short-Term Securities		Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (c)(e)		3,300,769	3,300,769
		Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.22% (e)(f)		2	2,329
Total Short-Term Securities (Cost — $3,303,098) — 4.8%			3,303,098
Total Investments (Cost — $62,043,753*) — 93.6%			64,011,821
Other Assets Less Liabilities — 6.4%			4,343,573

Net Assets — 100.0%			$68,355,394

Notes to Consolidated Schedule of Investments
* As of April 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$62,138,114

Gross unrealized appreciation	$2,877,561
Gross unrealized depreciation	(1,003,854)

Net unrealized appreciation	$1,873,707

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended April 30, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at July 31, 2014	Shares Purchased	Shares/ Beneficial Interest Sold	Shares Held at April 30, 2015	Value at April 30, 2015	Income	Realized Gain (Loss)
BlackRock Floating Rate Income Portfolio,
Institutional Class	1,465,343	50,197	(190,097)	1,325,443	$13,731,593	$518,895	$(41,938)
BlackRock Liquidity Funds, TempFund,
Institutional Class	18,058,622	—	(14,757,853)[1]	3,300,769	$3,300,769	$2,935	—
BlackRock Liquidity Series, LLC, Money Market
Series	$95,250	—	$(92,921)[1]	2,329	$2,329	$1,408	—
iShares S&P GSCI Commodity Indexed Trust	10,765	27,812	(38,577)	—	—	—	$(238,935)
iShares TIPS Bond ETF	1,728	—	(1,728)	—	—	$1,053	$10,700
iShares Gold Trust	248,203	—	—	248,203	$2,839,442	—	—
iShares iBoxx $ High Yield Corporate Bond ETF	2,304	—	(2,304)	—	—	$1,983	$(5,826)
[1] Represents net shares/beneficial interest sold.

50	BLACKROCK FUNDS	APRIL 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Multi-Asset Real Return Fund

(d)	All or a portion of security is held by a wholly owned subsidiary.

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	As of April 30, 2015, financial futures contracts outstanding were as follows:

Contracts Short	Issue	Exchange	Expiration	Notional Value		Unrealized Depreciation
(43)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	June 2015	USD	5,520,125	$(13,459)

•	As of April 30, 2015, forward foreign currency exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	31,853	USD	33,487	Goldman Sachs International	7/22/15	$767
EUR	36,083	USD	38,887	Goldman Sachs International	7/22/15	1,675
EUR	7,190	USD	7,793	Standard Chartered Bank	7/22/15	290
EUR	37,000	USD	40,104	Standard Chartered Bank	7/22/15	1,489
EUR	12,500	USD	13,907	TD Securities, Inc.	7/22/15	144
HKD	20,486	USD	2,642	Royal Bank of Scotland PLC	7/22/15	1
JPY	3,450,652	USD	29,020	JPMorgan Chase Bank N.A.	7/22/15	(91)
JPY	1,328,000	USD	11,173	TD Securities, Inc.	7/22/15	(39)
NOK	22,267	USD	2,842	JPMorgan Chase Bank N.A.	7/22/15	109
NZD	4,248	USD	3,230	JPMorgan Chase Bank N.A.	7/22/15	(14)
SGD	80,478	USD	59,715	JPMorgan Chase Bank N.A.	7/22/15	1,017
USD	11,204	AUD	14,300	Bank of America N.A.	7/22/15	(60)
USD	2,742	AUD	3,500	Bank of America N.A.	7/22/15	(15)
USD	70,850	AUD	91,642	BNP Paribas S.A.	7/22/15	(1,335)
USD	10,300	EUR	9,200	Bank of America N.A.	7/22/15	(41)
USD	1,679	EUR	1,500	Standard Chartered Bank	7/22/15	(7)
USD	60,207	GBP	40,236	BNP Paribas S.A.	7/22/15	(1,520)
USD	30,233	GBP	20,000	Royal Bank of Canada	7/22/15	(449)
USD	34,706	HKD	269,000	Bank of America N.A.	7/22/15	(1)
USD	1,741	SEK	15,000	Bank of America N.A.	7/22/15	(62)
USD	38,194	SEK	329,000	Goldman Sachs International	7/22/15	(1,353)
USD	15,300	SEK	132,136	JPMorgan Chase Bank N.A.	7/22/15	(583)
Total						$(78)

•	As of April 30, 2015, centrally cleared credit default swaps — sold protection outstanding were as follows:

Index	Receive Fixed Rate	Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
CDX.NA.HY Series 24 Version 1	5.00%	Chicago Mercantile	6/20/20	B+	USD	4,810	$3,597

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BLACKROCK FUNDS	APRIL 30, 2015	51

Consolidated Schedule of Investments (continued)	BlackRock Multi-Asset Real Return Fund

•	As of April 30, 2015, OTC total return swaps outstanding were as follows:

Reference Entity	Fixed Amount		Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation
Bloomberg Brent Crude Subindex[1]	USD	1,854,909[2]	JPMorgan Chase Bank N.A.	6/30/15	USD	1,855	$285,023	—	$285,023
S&P GSCI Excess Return on the Commodity Index[1]	USD	5,293,396[2]	JPMorgan Chase Bank N.A.	6/30/15	USD	5,293	526,474	—	526,474
Total							$811,497	—	$811,497

[1]	All or a portion of security is held by a wholly owned subsidiary.

[2]	Fund receives the total return of the reference entity and pays the fixed amount. Net payment made at termination.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of April 30, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$8,522,264	$1,511,830	—	$10,034,094
Investment Companies	30,800,827	—	—	30,800,827
U.S. Treasury Obligations	—	19,873,802	—	19,873,802
Short-Term Securities	3,300,769	2,329	—	3,303,098
Total	$42,623,860	$21,387,961	—	$64,011,821

[1]	See above Schedule of Investments for values in each industry.

52	BLACKROCK FUNDS	APRIL 30, 2015

Consolidated Schedule of Investments (concluded)	BlackRock Multi-Asset Real Return Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Commodity contracts	—	$811,497	—	$811,497
Credit contracts	—	3,597	—	3,597
Foreign currency exchange contracts	—	5,492	—	5,492
Liabilities:
Foreign currency exchange contracts	—	(5,570)	—	(5,570)
Interest rate contracts	$(13,459)	—	—	(13,459)
Total	$(13,459)	$815,016	—	$801,557

[1]    Derivative financial instruments are swaps, financial futures contracts and forward foreign currency exchange contracts which are valued at the unrealized appreciation/ depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of April 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$3,896,569	—	—	$3,896,569
Foreign currency at value	44,415	—	—	44,415
Cash pledged for financial futures contracts	78,000	—	—	78,000
Cash pledged for centrally cleared swaps	255,000	—	—	255,000
Liabilities:
Cash received as collateral for OTC derivatives	—	$(610,000)	—	(610,000)
Total	$4,273,984	$(610,000)	—	$3,663,984

During the period ended April 30, 2015, there were no transfers between levels.

BLACKROCK FUNDS	APRIL 30, 2015	53

Schedule of Investments April 30, 2015 (Unaudited)	BlackRock Short Obligations Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
CarMax Auto Owner Trust, 0.46%, 4/17/17	$119	$119,143
CNH Equipment Trust, 0.48%, 8/15/17	105	104,766
Honda Auto Receivables Owner Trust, 0.41%, 9/21/16	109	108,859
Hyundai Auto Receivables Trust, 0.46%, 1/16/17	80	79,607
Hyundai Auto Receivables Trust 2015-B, 0.69%, 4/15/18	250	249,890
Mercedes-Benz Auto Lease Trust, 0.48%, 6/15/16	135	134,937
Nissan Auto Receivables 2015-A Owner Trust, 0.67%, 9/15/17	250	249,971
Volkswagen Auto Loan Enhanced Trust, 0.42%, 3/20/17	133	132,681
Volkswagen Credit Auto Master Trust, 0.53%, 7/22/19 (a)(b)	100	99,813
Total Asset-Backed Securities — 4.3%		1,279,667

Corporate Bonds	Par (000)	Value
Aerospace & Defense — 1.0%
The Boeing Co., 0.40%, 10/30/17 (b)	300	300,260
Automobiles — 3.4%
Daimler Finance North America LLC, 2.63%, 9/15/16 (a)	500	511,173
Volkswagen International Finance NV, 2.88%, 4/01/16 (a)	500	510,760

		1,021,933
Banks — 31.8%
Australia & New Zealand Banking Group Ltd.:
0.46%, 5/07/15 (a)(b)	400	400,004
0.65%, 1/10/17 (a)(b)	250	250,317
Bank of Tokyo-Mitsubishi UFJ Ltd., 2.45%, 9/11/15 (a)	400	402,704
Banque Federative du Credit Mutuel SA, 1.13%, 1/20/17 (a)(b)	500	503,437
BNP Paribas SA, 0.57%, 11/07/15 (b)	850	850,856
BP Capital Markets PLC:
0.56%, 11/06/15 (b)	500	500,435
0.61%, 2/10/17 (b)	250	250,174
BPCE S.A.:
0.78%, 7/15/15 (b)	300	300,152
1.11%, 2/10/17 (b)	250	251,705
Commonwealth Bank of Australia, 1.07%, 9/18/15 (a)(b)	300	300,874
ING Bank NV, 0.61%, 1/04/16 (a)(b)	250	250,047
JPMorgan Chase & Co., 3.45%, 3/01/16	1,220	1,246,831
JPMorgan Chase Bank NA, 0.53%, 7/30/15 (b)	250	250,059
Macquarie Bank Ltd.:
0.72%, 6/15/16 (a)(b)	275	275,226
0.91%, 10/27/17 (a)(b)	250	249,973
Rabobank Nederland, New York, 0.61%, 4/28/17 (b)	500	499,945
Suncorp Metway Ltd., 0.73%, 5/23/16 (a)(b)	500	500,500
Svenska Handelsbanken AB:
0.72%, 3/21/16 (b)	500	501,709
0.74%, 9/23/16 (b)	250	251,023

Corporate Bonds	Par (000)	Value
Banks (concluded)
Toronto-Dominion Bank, 2.38%, 10/19/16	$500	$511,681
UBS AG, Stamford, 0.77%, 9/26/16 (b)	500	500,894
Wells Fargo Bank N.A., 0.56%, 7/20/15 (b)	500	500,226

		9,548,772
Beverages — 1.7%
Sabmiller Holdings Inc, 2.45%, 1/15/17 (a)	500	510,211
Capital Markets — 1.7%
The Goldman Sachs Group Inc., 0.68%, 7/22/15 (b)	500	500,081
Diversified Financial Services — 4.0%
American Express Credit Corp., 1.37%, 6/12/15 (b)	625	625,789
Shell International Finance BV, 0.47%, 11/15/16 (b)	375	375,681
Toyota Motor Credit Corp., 0.42%, 9/18/15 (b)	200	200,126

		1,201,596
Diversified Telecommunication Services — 5.4%
AT&T, Inc.:
0.64%, 2/12/16 (b)	500	499,944
0.90%, 2/12/16	700	700,241
Deutsche Telekom International Finance BV, 5.75%, 3/23/16	250	260,674
Verizon Communications, Inc., 2.50%, 9/15/16	166	169,475

		1,630,334
Food Products — 0.8%
General Mills, Inc., 0.58%, 1/29/16 (b)	250	249,982
Health Care Providers & Services — 1.7%
Principal Life Global Funding II, 0.63%, 5/27/16 (a)(b)	500	501,002
Insurance — 2.0%
Prudential Financial Inc, 4.75%, 9/17/15	600	609,006
Internet & Catalog Retail — 1.2%
Amazon.Com Inc, 0.65%, 11/27/15	360	360,126
Manufacturing — 2.5%
Cooper US Inc, 2.38%, 1/15/16	250	253,031
Tyco Electronics Group SA, 0.48%, 1/29/16 (b)	500	500,000

		753,031
Metals & Mining — 2.5%
Rio Tinto Finance USA Ltd., 2.50%, 5/20/16	250	254,007
Rio Tinto Finance USA PLC, 1.11%, 6/17/16 (b)	500	501,049

		755,056
Oil, Gas & Consumable Fuels — 2.7%
Devon Energy Corp., 0.72%, 12/15/15 (b)	250	249,669
Total Capital Canada Ltd., 0.66%, 1/15/16 (b)	300	300,699
TransCanada Pipelines Ltd., 0.95%, 6/30/16 (b)	250	250,713

		801,081
Pharmaceuticals — 1.7%
Bayer AG, 0.52%, 10/07/16 (a)(b)	250	250,050

54	BLACKROCK FUNDS	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Short Obligations Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Pharmaceuticals (concluded)
Merck & Co. Inc, 0.38%, 2/10/17 (b)	$250	$250,109

		500,159
Pipelines — 1.9%
Enterprise Products Operating LLC, 1.25%, 8/13/15	575	575,836
Technology Hardware, Storage & Peripherals — 3.3%
Apple Inc, 0.33%, 5/05/17 (b)	1,000	999,401
Wireless Telecommunication Services — 1.7%
America Movil SAB DE CV, 2.38%, 9/08/16	250	253,983
Vodafone Group PLC, 0.64%, 2/19/16 (b)	250	250,169

		504,152
Total Corporate Bonds — 71.0%		21,322,019
Total Long-Term Investments (Cost — $22,591,236) — 75.3%		22,601,686

Short-Term Securities
Certificates of Deposit
Yankee (c) — 4.2%
Barclays Bank PLC, New York, 0.56%, 5/01/15 (b)	250	250,000
Credit Suisse, New York:
0.58%, 8/24/15 (b)	250	250,016
0.67%, 12/07/15 (b)	500	500,160
Mitsubishi UFJ Trust and Bank Corp., 0.75%, 4/08/16	250	250,475
Total Certificates of Deposit — 4.2%		1,250,651

Commercial Paper (d)
Duke Energy Corp, 0.57%, 8/05/15	1,000	999,141
Ecolab Inc., 0.55%, 5/04/15	900	899,977
Hyundai Capital America:
0.55%, 6/15/15	500	499,827
0.67%, 7/06/15	250	249,863
NBCUniversal Enterprise Inc, 0.51%, 5/04/15	400	399,990
Ryder System Inc., 0.40%, 5/11/15	520	519,963
Vodafone Group PLC:
0.47%, 6/01/15	250	249,897
0.93%, 3/21/16	750	743,792
Total Commercial Paper — 15.2%		4,562,450

Money Market Funds — 0.2%	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (e)(f)	65,627	$65,627

Repurchase Agreements	Par (000)
Barclays Capital Inc., 0.72%, 5/18/15 (Purchased on 11/18/14 to be repurchased at $752,715, collateralized by various corporate/debt obligations, 4.80% to 13.00% due from 10/15/17 to 12/31/99, aggregate original par and fair value of $955,438 and $897,198, respectively)	$750	750,194
Total Value of Barclays Capital Inc. (collateral value of $897,198)		750,194
Mizuho Securities USA, Inc., 1.13%, 5/01/15 (g) (Purchased on 3/04/13 to be repurchased at $256,184, collateralized by Freddie Mac Adjustable Rate Mortgage Note 10.95% due at 6/15/27, original par and fair value of $608,196 and $267,500, respectively)	250	250,000
Total Value of Mizuho Securities USA, Inc. (collateral value of $267,500)		250,000
Morgan Stanley & Co. LLC, 0.40%, 6/16/15 (Purchased on 3/16/15 to be repurchased at $550,562, collateralized by various Freddie Mac Participation Certificates, 4.00% to 10.00% due from 9/15/15 to 2/01/41, aggregate original par and fair value of $25,853,265 and $566,500, respectively)	550	550,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $566,500)		550,000
Total Repurchase Agreements — 5.1%		1,550,194
Total Short-Term Securities (Cost — $7,426,942) — 24.7%		7,428,922
Total Investments (Cost — $30,018,178*) — 100.0%		30,030,608
Other Assets Less Liabilities — 0.0%		7,979

Net Assets — 100.0%		$30,038,587

BLACKROCK FUNDS	APRIL 30, 2015	55

Schedule of Investments (concluded)	BlackRock Short Obligations Fund

Notes to Schedule of Investments
* As of April 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$30,018,178

Gross unrealized appreciation	$21,471
Gross unrealized depreciation	(9,041)

Net unrealized appreciation	$12,430

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Issuer is a U.S. branch of a foreign domiciled bank.

(d)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(e)	During the period ended April 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2014	Net Activity (Shares)	Shares Held at April 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	—	65,627	65,627	$48

(f)	Represents the current yield as of report date.

(g)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to Fund’s most recent financial statements as contained in its semi-annual report.

As of April 30, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:[1]
Long-Term Investments	—	$22,601,686	—	$22,601,686
Short-Term Securities	$65,627	7,363,295	—	7,428,922
Total	$65,627	$29,964,981	—	$30,030,608

[1]	See above Schedule of Investments for values in each security type.

During the period ended April 30, 2015, there were no transfers between levels.

56	BLACKROCK FUNDS	APRIL 30, 2015

Schedule of Investments April 30, 2015 (Unaudited)	BlackRock Short-Term Treasury Fund
(Percentages shown are based on Net Assets)

Money Market Funds — 0.0%	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01% (a)(b)	1,238	$1,238

U.S. Treasury Obligations	Par (000)
U.S. Treasury Bills: (c)
0.16%, 6/25/15	$100	99,999
0.11% - 0.13%, 7/02/15	1,000	999,996
0.13%, 7/09/15	1,500	1,500,000
0.08%, 9/03/15	500	499,974
0.11%, 9/17/15	500	499,957
0.12% - 0.14%, 10/01/15	1,125	1,124,856
0.10%, 10/08/15	500	499,911
0.20%, 2/04/16	150	149,826
U.S. Treasury Notes:
4.13%, 5/15/15	1,000	1,001,562
0.25%, 7/15/15	700	700,274
0.25%, 7/31/15	250	250,098
4.25%, 8/15/15	616	623,556
0.25%, 10/31/15	300	300,211
0.09%, 4/30/16 (d)	180	180,016
0.10%, 7/31/16 (d)	288	288,004
0.08%, 10/31/16 (d)	365	364,905
Total U.S. Treasury Obligations — 60.6%		9,083,145

Repurchase Agreements
J.P. Morgan Securities LLC, 0.10%, 5/01/15 (Purchased on 4/30/15 to be repurchased at $1,000,003, collateralized by U.S. Treasury Note, 2.50% due at 5/15/24, original par and fair value of $970,000 and $1,022,345, respectively)	1,000	1,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $1,022,345)		1,000,000

Repurchase Agreements	Par (000)	Value
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.10%, 5/01/15 (Purchased on 4/30/15 to be repurchased at $1,000,003, collateralized by U.S. Treasury Note, 2.13% due at 8/15/21, original par and fair value of $991,300 and $1,020,079, respectively)	$1,000	$1,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $1,020,079)		1,000,000
Morgan Stanley & Co. LLC, 0.08%, 5/01/15 (Purchased on 4/30/15 to be repurchased at $1,000,002, collateralized by U.S. Treasury Note, 1.00% due at 5/31/18, original par and fair value of $1,014,400 and $1,020,034, respectively)	1,000	1,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $1,020,034)		1,000,000
RBC Capital Markets LLC, 0.07%, 5/01/15 (Purchased on 4/30/15 to be repurchased at $1,000,002, collateralized by various U.S. Treasury obligations 0.00% to 1.25% due from 7/23/15 to 11/30/18, aggregate original par and fair value of $1,020,800 and $1,020,033, respectively)	1,000	1,000,000
Total Value of RBC Capital Markets LLC (collateral value of $1,020,033)		1,000,000
TD Securities (USA) LLC, 0.10%, 5/01/15 (Purchased on 4/30/15 to be repurchased at $1,924,005, collateralized by various U.S. Treasury obligations 3.00% to 4.50% due from 9/30/16 to 8/15/39, aggregate original par and fair value of $1,474,500 and $1,962,542, respectively)	1,924	1,924,000
Total Value of TD Securities (USA) LLC (collateral value of $1,962,542)		1,924,000
Total Repurchase Agreements — 39.5%		5,924,000
Total Investments (Cost — $15,006,765*) — 100.1%		15,008,383
Liabilities in Excess of Other Assets — (0.1)%		(9,874)

Net Assets — 100.0%		$14,998,509

Notes to Schedule of Investments
* As of April 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$15,006,765

Gross unrealized appreciation	$1,721
Gross unrealized depreciation	(103)

Net unrealized appreciation	$1,618

(a)	Represents the current yield as of report date.

BLACKROCK FUNDS	APRIL 30, 2015	57

Schedule of Investments (concluded)	BlackRock Short-Term Treasury Fund

(b)	During the period ended April 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2014	Net Activity (Shares)	Shares Held at April 30, 2015	Income
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,980	(742)	1,238	$2

(c)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(d)	Variable rate security. Rate shown is as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to Fund’s most recent financial statements as contained in its semi-annual report.

As of April 30, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	$1,238	$15,007,145	—	$15,008,383
[1] See above Schedule of Investments for values in each security type.

During the period ended April 30, 2015, there were no transfers between levels.

58	BLACKROCK FUNDS	APRIL 30, 2015

Consolidated Schedule of Investments April 30, 2015 (Unaudited)	BlackRock Strategic Risk Allocation Fund
(Percentages shown are based on Net Assets)

Foreign Government Obligations		Par (000)	Value
Australia — 9.2%
Australia Government Inflation Linked Bond:
1.00%, 11/21/18	AUD	985	$829,121
4.00%, 8/20/20		431	663,572
1.25%, 2/21/22		514	464,473
3.00%, 9/20/25		601	694,062
2.50%, 9/20/30		522	593,898
2.00%, 8/21/35		391	401,773

			3,646,899
Canada — 4.9%
Canadian Government Inflation Linked Bond:
4.25%, 12/01/26	CAD	400	502,496
4.00%, 12/01/31		479	651,352
2.00%, 12/01/41		357	419,077
1.50%, 12/01/44		232	250,470
1.25%, 12/01/47		98	100,761

			1,924,156
France — 7.0%
Republic of France Inflation Linked Bond:
0.45%, 7/25/16	EUR	366	419,119
0.10%, 7/25/21		336	404,270
1.10%, 7/25/22		583	759,589
1.85%, 7/25/27		616	924,354
0.70%, 7/25/30		208	285,167

			2,792,499
Germany — 2.9%
Deutsche Bundesrepublik Inflation Linked Bond:
0.75%, 4/15/18		283	333,010
1.75%, 4/15/20		309	396,549
0.10%, 4/15/23		248	305,463
0.50%, 4/15/30		75	103,266

			1,138,288
Sweden — 10.6%
Sweden Inflation Linked Bond:
0.50%, 6/01/17	SEK	4,315	555,038
4.00%, 12/01/20		3,110	622,077
0.25%, 6/01/22		8,505	1,134,720
1.00%, 6/01/25		6,575	961,410
3.50%, 12/01/28		3,890	940,897

			4,214,142
United Kingdom — 4.7%
United Kingdom Gilt Inflation Linked Bond:
0.13%, 3/22/24	GBP	184	309,997
0.13%, 3/22/29		105	183,511

Foreign Government Obligations		Par (000)	Value
United Kingdom (concluded)
0.75%, 3/22/34	GBP	116	$235,313
1.13%, 11/22/37		260	593,632
0.13%, 3/22/44		160	320,333
0.75%, 11/22/47		93	227,381

			1,870,167
Total Foreign Government Obligations — 39.3%			15,586,151

Investment Companies		Shares
Fixed Income Funds — 8.2%
iShares TIPS Bond ETF (a)		28,501	3,259,374

U.S. Treasury Obligations — 15.1%		Par (000)
U.S. Treasury Notes, 4.13%, 5/15/15	USD	6,000	6,009,372
Total Long-Term Investments (Cost — $25,005,751) — 62.6%			24,854,897

Short-Term Securities		Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (a)(b)(c)		14,979,172	14,979,172
Total Short-Term Securities (Cost — $14,979,172) — 37.8%			14,979,172

Options Purchased
(Cost — $323,060) — 0.6%			248,224
Total Investments before Options Written (Cost — $40,307,983*) — 101.0%			40,082,293

Options Written
(Premiums Received — $120,600) — (0.3)%			(101,492)

Total Investments Net of Options Written — 100.7%			39,980,801
Liabilities in Excess of Other Assets — (0.7)%			(283,834)

Net Assets — 100.0%			$39,696,967

Notes to Consolidated Schedule of Investments
* As of April 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$40,329,042

Gross unrealized appreciation	$286,106
Gross unrealized depreciation	(532,855)

Net unrealized depreciation	$(246,749)

BLACKROCK FUNDS	APRIL 30, 2015	59

Consolidated Schedule of Investments (continued)	BlackRock Strategic Risk Allocation Fund

(a)	During the period ended April 30, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2014	Shares Purchased	Shares Sold	Shares Held at April 30, 2015	Value at April 30, 2015	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	15,083,019	—	(103,847)[1]	14,979,172	$14,979,172	$4,628	$1,033
iShares TIPS Bond ETF	16,748	11,753	—	28,501	$3,259,374	$10,208	—

[1]	Represents net shares sold.

(b)	Represents the current yield as of report date.

(c)	All or a portion of security is held by a wholly owned subsidiary.

•	As of April 30, 2015, financial futures contracts outstanding were as follows:

Contracts Long/ (Short)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
1	ASX SPI 200 Index Futures[1]	Sydney	June 2015	USD	113,895	$(1,662)
53	Australian Government Bond (10 Year)	Sydney	June 2015	USD	5,403,200	(49,636)
(27)	CBOE Volatility Index Futures[1]	Chicago Board of Trade	June 2015	USD	448,875	(7,815)
9	E-mini Russell 2000 Index Futures[1]	New York	June 2015	USD	1,094,760	(30,629)
16	E-mini S&P 500 Index Futures[1]	Chicago Mercantile	June 2015	USD	1,663,120	6,463
17	EURO STOXX 50 Index Futures[1]	Eurex	June 2015	USD	681,077	(11,168)
3	FTSE 100 Index Futures[1]	NYSE Liffe	June 2015	USD	319,078	3,813
47	Japanese Government Bond (10 Year)	Singapore	June 2015	USD	5,815,955	11,726
20	mini MSCI Emerging Markets Index Futures[1]	New York	June 2015	USD	1,038,700	75,138
2	TOPIX Index Futures[1]	Tokyo	June 2015	USD	266,080	8,867
Total						$5,097

[1]	All or a portion of security is held by a wholly owned subsidiary.

•	As of April 30, 2015, forward foreign currency exchange contracts outstanding were as follows:

Currency Purchased			Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	247,000	[1]	USD	192,713	JPMorgan Chase Bank N.A.	6/03/15	$11,914
GBP	74,000	[1]	USD	109,106	JPMorgan Chase Bank N.A.	6/03/15	4,456
USD	2,285,027	[1]	AUD	2,966,000	JPMorgan Chase Bank N.A.	6/03/15	(57,584)
USD	419,906	[1]	AUD	553,000	JPMorgan Chase Bank N.A.	6/03/15	(16,866)
USD	623,866	[1]	AUD	809,788	JPMorgan Chase Bank N.A.	6/03/15	(15,722)
USD	249,546	[1]	AUD	328,274	JPMorgan Chase Bank N.A.	6/03/15	(9,732)
USD	596,044	[1]	AUD	760,000	JPMorgan Chase Bank N.A.	6/03/15	(4,221)
USD	407,644	[1]	BRL	1,201,000	UBS AG	6/03/15	13,887
USD	1,387,518	[1]	CAD	1,756,000	JPMorgan Chase Bank N.A.	6/03/15	(67,234)
USD	425,480	[1]	CAD	538,474	JPMorgan Chase Bank N.A.	6/03/15	(20,617)
USD	382,694	[1]	CAD	476,000	JPMorgan Chase Bank N.A.	6/03/15	(11,646)
USD	130,915	[1]	CAD	165,250	JPMorgan Chase Bank N.A.	6/03/15	(5,986)
USD	411,771	[1]	EUR	391,000	JPMorgan Chase Bank N.A.	6/03/15	(27,460)
USD	262,136	[1]	EUR	243,211	JPMorgan Chase Bank N.A.	6/03/15	(11,076)
USD	606,174	[1]	EUR	549,000	JPMorgan Chase Bank N.A.	6/03/15	(10,547)
USD	932,342	[1]	EUR	824,000	JPMorgan Chase Bank N.A.	6/03/15	6,698
USD	2,800,976	[1]	EUR	2,475,491	JPMorgan Chase Bank N.A.	6/03/15	20,123
USD	459,000	[1]	GBP	307,000	JPMorgan Chase Bank N.A.	6/03/15	(12,128)
USD	99,175	[1]	GBP	66,885	JPMorgan Chase Bank N.A.	6/03/15	(3,468)

60	BLACKROCK FUNDS	APRIL 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Risk Allocation Fund

As of April 30, 2015, forward foreign currency exchange contracts outstanding were as follows: (concluded)

Currency Purchased			Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	450,469	[1]	GBP	292,000	JPMorgan Chase Bank N.A.	6/03/15	$2,360
USD	1,539,803	[1]	GBP	998,121	JPMorgan Chase Bank N.A.	6/03/15	8,067
USD	285,247	[1]	INR	18,039,000	UBS AG	6/03/15	3,441
USD	604,162	[1]	JPY	72,118,633	JPMorgan Chase Bank N.A.	6/03/15	(53)
USD	208,721	[1]	JPY	24,915,000	JPMorgan Chase Bank N.A.	6/03/15	(18)
USD	475,381	[1]	KRW	530,478,000	Goldman Sachs International	6/03/15	(18,974)
USD	106,525	[1]	MYR	391,000	Deutsche Bank AG	6/03/15	(2,911)
USD	211,205	[1]	RUB	13,967,000	UBS AG	6/03/15	(56,583)
USD	2,979,627	[1]	SEK	25,043,000	JPMorgan Chase Bank N.A.	6/03/15	(27,589)
USD	396,879	[1]	SEK	3,440,000	JPMorgan Chase Bank N.A.	6/03/15	(16,204)
USD	682,019	[1]	SEK	5,752,000	JPMorgan Chase Bank N.A.	6/03/15	(8,693)
USD	182,423	[1]	SEK	1,575,468	JPMorgan Chase Bank N.A.	6/03/15	(6,763)
USD	385,573	[1]	TWD	12,240,000	Deutsche Bank AG	6/03/15	(14,113)
Total							$(355,242)

[1]	All or a portion of security is held by a wholly owned subsidiary.

•	As of April 30, 2015, OTC interest rate swaptions purchased were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.60%	Pay	3-month LIBOR	2/26/16	USD	4,400	$77,526
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.60%	Pay	3-month LIBOR	2/26/16	USD	900	15,858
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.85%	Pay	3-month LIBOR	2/26/16	USD	11,900	127,958
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.85%	Pay	3-month LIBOR	2/26/16	USD	2,500	26,882
Total									$248,224

•	As of April 30, 2015, OTC interest rate swaptions written were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	1.95%	Pay	3-month LIBOR	2/26/16	USD	1,200	$(16,915)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	1.95%	Pay	3-month LIBOR	2/26/16	USD	6,000	(84,577)
Total									$(101,492)

BLACKROCK FUNDS	APRIL 30, 2015	61

Consolidated Schedule of Investments (continued)	BlackRock Strategic Risk Allocation Fund

•	As of April 30, 2015, centrally cleared credit default swaps — sold protection outstanding were as follows:

Index	Receive Fixed Rate	Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
CDX.NA.HY Series 24 Version 1	5.00%	Chicago Mercantile	6/20/20	B+	USD	3,400	$24,567
CDX.NA.IG Series 24 Version 1	1.00%	Chicago Mercantile	6/20/20	BBB+	USD	9,800	2,099
iTraxx Europe Crossover Series 23 Version 1	5.00%	InterContinental Exchange	6/20/20	B+	EUR	1,200	4,953
iTraxx Europe Series 23 Version 1	1.00%	InterContinental Exchange	6/20/20	BBB-	EUR	8,700	(5,094)
Total							$26,525

•	As of April 30, 2015, OTC credit default swaps — sold protection outstanding were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Received	Unrealized Appreciation
CDX.EM Series 23 Version 1	1.00%	Bank of America N.A.	6/20/20	BBB-	USD	313	$(27,470)	$(31,349)	$3,879
CDX.EM Series 23 Version 1	1.00%	Bank of America N.A.	6/20/20	BBB-	USD	187	(16,413)	(18,969)	2,556
CDX.EM Series 23 Version 1	1.00%	BNP Paribas S.A.	6/20/20	BBB-	USD	1,000	(87,765)	(96,751)	8,986
CDX.EM Series 23 Version 1	1.00%	Deutsche Bank AG	6/20/20	BBB-	USD	2,300	(201,861)	(222,980)	21,119
CDX.EM Series 23 Version 1	1.00%	Deutsche Bank AG	6/20/20	BBB-	USD	1,100	(96,542)	(107,990)	11,448
CDX.EM Series 23 Version 1	1.00%	Deutsche Bank AG	6/20/20	BBB-	USD	600	(52,659)	(60,271)	7,612
Total							$(482,710)	$(538,310)	$55,600

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	As of April 30, 2015, OTC total return swaps outstanding were as follows:

Reference Entity	Fixed Notional Amount/ Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Contract Amount/ Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Canadian (10 Year) Bond Futures June 2015	CAD 841,380[2]	Bank of America N.A.	5/22/15	6	[4]	$(15,893)	—	$(15,893)
Canadian (10 Year) Bond Futures June 2015	CAD 560,920[2]	Bank of America N.A.	5/22/15	4	[4]	(9,004)	—	(9,004)
Canadian (10 Year) Bond Futures June 2015	CAD 280,460[2]	Bank of America N.A.	5/22/15	2	[4]	(2,297)	—	(2,297)
Canadian (10 Year) Bond Futures June 2015	CAD 5,188,510[2]	Bank of America N.A.	5/25/15	37	[4]	(64,049)	—	(64,049)
Long Gilt Futures June 2015	GBP 2,480,520[2]	Bank of America N.A.	5/26/15	21	[4]	(10,167)	—	(10,167)
Long Gilt Futures June 2015	GBP 472,480[2]	Bank of America N.A.	5/26/15	4	[4]	(19,343)	—	(19,343)
Long Gilt Futures June 2015	GBP 236,240[2]	Bank of America N.A.	5/26/15	2	[4]	(2,977)	—	(2,977)
Long Gilt Futures June 2015	GBP 236,240[2]	Bank of America N.A.	5/26/15	2	[4]	(7,829)	—	(7,829)
U.S. Treasury (10 Year) Notes Futures June 2015	USD 4,108,000[2]	Bank of America N.A.	5/27/15	32	[4]	38,970	—	38,970

62	BLACKROCK FUNDS	APRIL 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Risk Allocation Fund

As of April 30, 2015, OTC total return swaps outstanding were as follows: (continued)

Reference Entity	Fixed Notional Amount/ Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Contract Amount/ Notional Amount (000)			Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
U.S. Treasury (10 Year) Notes Futures June 2015	USD 898,625[2]	Bank of America N.A.	5/27/15		7	[4]	$(3,507)	—	$(3,507)
U.S. Treasury (10 Year) Notes Futures June 2015	USD 256,750[2]	Bank of America N.A.	5/27/15		2	[4]	1,811	—	1,811
U.S. Treasury (10 Year) Notes Futures June 2015	USD 256,750[2]	Bank of America N.A.	5/27/15		2	[4]	(1,127)	—	(1,127)
U.S. Treasury (10 Year) Notes Futures June 2015	USD 128,375[2]	Bank of America N.A.	5/27/15		1	[4]	281	—	281
Euro-Bund Futures June 2015	EUR 3,604,100[2]	Bank of America N.A.	6/04/15		23	[4]	(18,349)	—	(18,349)
Euro-Bund Futures June 2015	EUR 626,800[2]	Bank of America N.A.	6/04/15		4	[4]	(7,723)	—	(7,723)
Euro-Bund Futures June 2015	EUR 470,100[2]	Bank of America N.A.	6/04/15		3	[4]	(5,321)	—	(5,321)
Euro-Bund Futures June 2015	EUR 313,400[2]	Bank of America N.A.	6/04/15		2	[4]	(4,873)	—	(4,873)
Euro-Bund Futures June 2015	EUR 156,700[2]	Bank of America N.A.	6/04/15		1	[4]	(358)	—	(358)
FTSE EPRA/NAREIT Developed Index[1]	3-month LIBOR minus 0.08%[3]	JPMorgan Chase Bank N.A.	6/19/15	USD	1,083		27,510	—	27,510
FTSE EPRA/NAREIT Developed Index[1]	3-month LIBOR minus 0.22%[3]	JPMorgan Chase Bank N.A.	6/19/15	USD	396		(3,272)	—	(3,272)
MSCI Emerging Markets, Net Return Index[1]	3-month LIBOR plus 0.03%[3]	BNP Paribas S.A.	6/19/15	USD	2,477		256,027	—	256,027
MSCI World Small Cap Net Total Return Index[1]	3-month LIBOR minus 0.07%[3]	JPMorgan Chase Bank N.A.	6/19/15	USD	2,191		123,944	—	123,944
MSCI World Small Cap Net Total Return Index[1]	3-month LIBOR minus 0.11%[3]	JPMorgan Chase Bank N.A.	6/19/15	USD	734		47,000	—	47,000
S&P GSCI Excess Return on the Light Energy Index[1]	USD 1,891,488[2]	BNP Paribas S.A.	6/19/15	USD	1,891		5,615	—	5,615
S&P GSCI Excess Return on the Light Energy Index[1]	USD 365,321[2]	BNP Paribas S.A.	6/19/15	USD	365		14,553	—	14,553
S&P GSCI Excess Return on the Light Energy Index[1]	USD 252,989[2]	JPMorgan Chase Bank N.A.	6/19/15	USD	253		13,795	—	13,795
S&P GSCI Light Energy Official Close Index[1]	USD 1,310,702[2]	BNP Paribas S.A.	6/19/15	USD	1,311		(277,938)	—	(277,938)
FTSE EPRA/NAREIT Developed Index[1]	3-month LIBOR minus 0.12%[3]	JPMorgan Chase Bank N.A.	12/18/15	USD	204		—	—	—

BLACKROCK FUNDS	APRIL 30, 2015	63

Consolidated Schedule of Investments (continued)	BlackRock Strategic Risk Allocation Fund

As of April 30, 2015, OTC total return swaps outstanding were as follows: (concluded)

Reference Entity	Fixed Notional Amount/ Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Contract Amount/ Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
FTSE EPRA/NAREIT Developed Index[1]	3-month LIBOR[3]	JPMorgan Chase Bank N.A.	3/28/16	USD	429	$(11,660)	—	$(11,660)
S&P GSCI Excess Return on the Light Energy Index[1]	USD 816,344[2]	JPMorgan Chase Bank N.A.	3/28/16	USD	816	44,484	—	44,484
Total						$108,303	—	$108,303

[1]	All or a portion of security is held by a wholly owned subsidiary.

[2]	Fund receives the total return of the reference entity and pays the fixed amount. Net payment made at termination.

[3]	Fund receives the total return of the reference entity and pays the floating amount. Net payment made at termination.

[4]	Contract amount shown.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of April 30, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Foreign Government Obligations	—	$15,586,151	—	$15,586,151
Investment Companies	$3,259,374	—	—	3,259,374
U.S. Treasury Obligations	—	6,009,372	—	6,009,372
Short-Term Securities	14,979,172	—	—	14,979,172
Options Purchased:
Interest Rate Contracts	—	248,224	—	248,224
Total	$18,238,546	$21,843,747	—	$40,082,293

64	BLACKROCK FUNDS	APRIL 30, 2015

Consolidated Schedule of Investments (concluded)	BlackRock Strategic Risk Allocation Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Commodity contracts	—	$78,447	—	$78,447
Credit contracts	—	87,219	—	87,219
Equity contracts	$94,281	454,481	—	548,762
Foreign currency exchange contracts	—	70,946	—	70,946
Interest rate contracts	11,726	41,062	—	52,788
Liabilities:
Commodity contracts	—	(277,938)	—	(277,938)
Credit contracts	—	(5,094)	—	(5,094)
Equity contracts	(51,274)	(14,932)	—	(66,206)
Foreign currency exchange contracts	—	(426,188)	—	(426,188)
Interest rate contracts	(49,636)	(274,309)	—	(323,945)
Total	$5,097	$(266,306)	—	$(261,209)

[1]    Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The Fund may hold assets in which the fair value approximates the carrying amount for financial reporting purposes. As of April 30, 2015, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$51,008	—	—	$51,008
Cash pledged for financial futures contracts	536,000	—	—	536,000
Cash pledged for centrally cleared swaps	525,000	—	—	525,000
Total	$1,112,008	—	—	$1,112,008

During the period ended April 30, 2015, there were no transfers between levels.

BLACKROCK FUNDS	APRIL 30, 2015	65

Schedule of Investments April 30, 2015 (Unaudited)	BlackRock Ultra-Short Obligations Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Banks — 30.6%
Bank of America Corp:
3.70%, 9/01/15	$590	$595,875
1.78%, 4/27/16 (a)	500	500,668
Bank of Tokyo-Mitsubishi UFJ Ltd.:
2.45%, 9/11/15 (b)	750	755,070
0.71%, 2/26/16 (a)(b)	270	270,283
BNP Paribas SA, 0.57%, 11/07/15 (a)	900	900,906
BPCE S.A., 1.53%, 4/25/16 (a)	500	504,314
Credit Industriel et Commercial, New York, 0.57%, 1/15/16	600	600,718
Credit Suisse New York, 0.57%, 3/11/16 (a)	750	749,519
Deutsche Bank AG London, 3.25%, 1/11/16	275	279,773
ING Bank NV:
2.00%, 9/25/15 (b)	200	201,049
0.61%, 1/04/16 (a)(b)	500	500,095
Macquarie Bank Ltd., 3.45%, 7/27/15 (b)	905	910,928
National Australia Bank Ltd., 1.60%, 8/07/15	250	250,829
Societe Generale SA, 3.10%, 9/14/15 (b)	650	655,369
Sumitomo Mitsui Banking Corp, 0.90%, 1/18/16	250	250,366
Suncorp Metway Ltd., 0.73%, 5/23/16 (a)(b)	250	250,250
Wells Fargo & Co.:
1.19%, 6/26/15 (a)	500	500,730
0.48%, 10/28/15 (a)	500	500,318

		9,177,060
Capital Markets — 2.5%
The Goldman Sachs Group Inc., 0.68%, 7/22/15 (a)	750	750,121
Chemicals — 0.8%
Ecolab Inc., 1.00%, 8/09/15	250	250,340
Diversified Financial Services — 10.9%
American Express Credit Corp., 2.75%, 9/15/15	950	957,281
ANZ New Zealand International Ltd., 1.16%, 5/28/15 (a)	500	500,245
Caterpillar Financial Services Corp.:
4.63%, 6/01/15	400	401,258
0.50%, 2/26/16 (a)	520	520,843
General Electric Capital Corp.:
1.11%, 5/28/15 (a)	500	500,285
3.50%, 6/29/15	150	150,717
Shell International Finance BV, 3.25%, 9/22/15	250	252,611

		3,283,240
Diversified Telecommunication Services — 5.8%
AT&T, Inc., 0.64%, 2/12/16 (a)	750	749,916
British Telecommunications PLC, 2.00%, 6/22/15	1,000	1,001,871

		1,751,787
Food Products — 1.7%
General Mills, Inc., 0.58%, 1/29/16 (a)	500	499,964
Household Products — 1.4%
Kimberly-Clark Corp., 0.38%, 5/15/16 (a)	425	425,303
Insurance — 0.9%
Prudential Financial Inc, 4.75%, 9/17/15	250	253,753
Internet & Catalog Retail — 1.7%
Amazon.Com Inc, 0.65%, 11/27/15	500	500,176

Corporate Bonds	Par (000)	Value
Wireless Telecommunication Services — 2.5%
Vodafone Group PLC, 0.64%, 2/19/16 (a)	$750	$750,506
Total Long-Term Investments (Cost — $17,645,154) — 58.8%		17,642,250

Short-Term Securities
Certificates of Deposit
Domestic — 0.8%
Citibank N.A., 0.41%, 8/12/15 (a)	250	249,977
Yankee (c) — 10.1%
Barclays Bank PLC, New York, 0.56%, 5/01/15 (a)	250	250,000
Canadian Imperial Bank of Commerce, New York, 0.34%, 6/01/15 (a)	250	250,000
Credit Agricole CIB, New York, 0.44%, 6/01/15	500	500,133
Mitsubishi UFJ Trust and Bank Corp., 0.75%, 4/08/16	250	250,475
National Bank of Canada New York:
0.40%, 11/06/15 (a)	450	450,108
0.51%, 1/25/16 (a)	830	829,873
Natixis S.A., New York, 0.60%, 5/11/15 (a)	500	499,995
Total Certificates of Deposit — 10.9%		3,280,561

Commercial Paper
ABN AMRO Funding USA, 0.39%, 8/28/15 (d)	500	499,583
BP Capital Markets, 0.70%, 11/13/15 (b)(d)	600	598,539
Daimler Finance North America LLC, 0.48%, 6/10/15 (d)	300	299,909
Ecolab Inc., 0.48%, 5/13/15 (d)	500	499,958
Hyundai Capital America, 0.61%, 7/01/15 (d)	750	749,624
Macquarie Bank Ltd., 0.58%, 1/04/16 (a)	250	249,976
NBCUniversal Enterprise Inc, 0.51%, 5/04/15 (d)	500	499,987
Sheffield Receivables Corp., 0.45%, 7/20/15 (d)	500	499,759
Societe Gererale SA, 0.74%, 3/31/16 (b)(d)	250	248,409
Suncorp Metway Ltd., 0.30%, 6/24/15 (d)	500	499,860
Unitedhealth Group, 0.27%, 5/22/15 (d)	1,000	999,871
Vodafone Group PLC, 0.93%, 3/21/16 (d)	250	247,931
Total Commercial Paper — 19.6%		5,893,406

Money Market Funds — 0.2%	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (e)(f)	49,768	49,768

66	BLACKROCK FUNDS	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Ultra-Short Obligations Fund
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations — 1.2%	Par (000)	Value
U.S. Treasury Notes, 0.25%, 12/15/15	$368	$368,201

Repurchase Agreements	Par (000)	Value
Barclays Capital Inc., 0.72%, 5/18/15 (Purchased on 11/18/14 to be repurchased at $752,715, collateralized by various corporate/debt obligations, 4.00% to 13.00% due from 11/01/17 to 12/31/99, aggregate original par and fair value of $1,002,762 and $896 ,741, respectively)	750	750,195
Total Value of Barclays Capital Inc. (Collateral value of $896,741)		750,195
Citigroup Global Markets, Inc., 0.63%, 5/01/15 (g) (Purchased on 11/14/14 to be repurchased at $501,472, collateralized by corporate/debt obligation, 0.00% due at 7/27/26, original par and fair value of $537,538 and $535,001, respectively)	500	500,000
Total Value of Citigroup Global Markets, Inc. (Collateral value of $535,001)		500,000
J.P. Morgan Securities LLC, 0.56%, 5/19/15 (Purchased on 2/18/15 to be repurchased at $751,050, collateralized by corporate/debt obligation, 0.36% due at 10/25/36, original par and fair value of $4,860,000 and $900,551, respectively)	750	750,146
Total Value of J.P. Morgan Securities LLC (Collateral value of $900,551)		750,146

Repurchase Agreements	Par (000)	Value
Mizuho Securities USA, Inc., 1.13%, 5/01/15 (g) (Purchased on 3/04/13 to be repurchased at $256,184, collateralized by Freddie Mac Adjustable Rate Mortgage Note 10.95% due at 6/15/27, original par and fair value of $608,196 and $267,500, respectively)	$250	$250,000
Total Value of Mizuho Securities USA, Inc. (Collateral value of $267,500)		250,000
Morgan Stanley & Co. LLC, 0.40%, 6/16/15 (g) (Purchased on 3/16/15 to be repurchased at $500,511, collateralized by various U.S. government sponsored agency obligations, 0.00% to 9.00% due from 9/25/18 to 3/01/42, aggregate original par and fair value of $8,381,682 and $515,004, respectively)	500	500,000
Total Value of Morgan Stanley & Co. LLC (Collateral value of $515,004)		500,000
Total Repurchase Agreements — 9.2%		2,750,341
Total Short-Term Securities (Cost — $12,339,933) — 41.1%		12,342,277
Total Investments (Cost — $29,985,087*) — 99.9%		29,984,527
Other Assets Less Liabilities — 0.1%		18,360

Net Assets — 100.0%		$30,002,887

Notes to Schedule of Investments
* As of April 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$29,985,087

Gross unrealized appreciation	$7,126
Gross unrealized depreciation	(7,686)

Net unrealized depreciation	$(560)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Issuer is a U.S. branch of a foreign domiciled bank.

(d)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(e)	During the period ended April 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2014	Net Activity (Shares)	Shares Held at April 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	47,834	1,934	49,768	$99

(f)	Represents the current yield as of report date.

(g)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

BLACKROCK FUNDS	APRIL 30, 2015	67

Schedule of Investments (concluded)	BlackRock Ultra-Short Obligations Fund

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to Fund’s most recent financial statements as contained in its semi-annual report.

As of April 30, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:[1]
Long-Term Investments	—	$17,642,250	—	$17,642,250
Short-Term Securities	$49,768	12,292,509	—	12,342,277
Total	$49,768	$29,934,759	—	$29,984,527

[1]	See above Schedule of Investments for values in each security type.

During the period ended April 30, 2015, there were no transfers between levels.

68	BLACKROCK FUNDS	APRIL 30, 2015

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: June 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: June 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: June 22, 2015

2